UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2009

1.804849.105

LTB-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 844,000	$ 850,988
5.875% 3/15/11	313,000	316,871
		1,167,859
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 5.35% 3/1/18	353,000	366,194
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	640,000	649,023
Media - 1.6%
AOL Time Warner, Inc.:
6.75% 4/15/11	284,000	297,462
6.875% 5/1/12	368,000	387,423
Comcast Cable Communications, Inc. 6.75% 1/30/11	77,000	81,784
Comcast Corp.:
4.95% 6/15/16	283,000	270,568
5.5% 3/15/11	58,000	60,669
5.7% 5/15/18	448,000	444,367
5.85% 1/15/10	9,000	9,192
COX Communications, Inc.:
4.625% 1/15/10	323,000	324,429
4.625% 6/1/13	674,000	650,766
6.25% 6/1/18 (c)	157,000	151,056
News America, Inc.:
4.75% 3/15/10	37,000	37,392
5.3% 12/15/14	132,000	133,761
6.9% 3/1/19 (c)	2,600,000	2,626,260
Time Warner Cable, Inc.:
5.4% 7/2/12	369,000	376,015
5.85% 5/1/17	996,000	983,739
6.2% 7/1/13	351,000	366,637
6.75% 7/1/18	1,114,000	1,150,751
8.75% 2/14/19	362,000	415,160
Time Warner, Inc. 5.875% 11/15/16	651,000	628,469
Viacom, Inc. 6.125% 10/5/17	679,000	631,056
		10,026,956
Specialty Retail - 0.3%
Staples, Inc. 9.75% 1/15/14	1,492,000	1,645,121
TOTAL CONSUMER DISCRETIONARY		13,855,153
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 2.4%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	$ 11,000	$ 9,593
Anheuser-Busch InBev Worldwide, Inc. 7.2% 1/15/14 (c)	1,000,000	1,072,601
Diageo Capital PLC:
5.2% 1/30/13	157,000	162,065
5.75% 10/23/17	1,542,000	1,570,003
FBG Finance Ltd. 5.125% 6/15/15 (c)	443,000	391,352
PepsiCo, Inc. 7.9% 11/1/18	630,000	754,324
		3,959,938
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
1.5613% 6/1/10 (g)	346,000	342,264
6.036% 12/10/28 (c)	344,270	283,548
6.302% 6/1/37 (g)	2,597,000	1,765,960
		2,391,772
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (c)	106,000	100,143
General Mills, Inc.:
5.2% 3/17/15	650,000	675,819
5.65% 2/15/19	239,000	244,527
Kraft Foods, Inc.:
5.625% 11/1/11	553,000	588,001
6.125% 2/1/18	759,000	774,503
6.75% 2/19/14	82,000	89,203
		2,472,196
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	270,000	282,154
Tobacco - 1.0%
Altria Group, Inc. 9.7% 11/10/18	2,549,000	2,900,968
Philip Morris International, Inc.:
4.875% 5/16/13	908,000	952,594
5.65% 5/16/18	605,000	619,055
Reynolds American, Inc.:
6.75% 6/15/17	442,000	416,667
7.25% 6/15/37	1,181,000	938,079
		5,827,363
TOTAL CONSUMER STAPLES		14,933,423
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 3.8%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (c)	$ 515,000	$ 537,364
Halliburton Co. 6.15% 9/15/19	425,000	448,140
Transocean Ltd. 5.25% 3/15/13	523,000	539,627
Weatherford International Ltd.:
4.95% 10/15/13	263,000	248,650
5.15% 3/15/13	1,352,000	1,297,732
		3,071,513
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp. 6.45% 9/15/36	405,000	337,243
BW Group Ltd. 6.625% 6/28/17 (c)	446,000	336,730
Canadian Natural Resources Ltd.:
5.15% 2/1/13	679,000	694,902
5.7% 5/15/17	175,000	168,537
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	622,000	623,567
ConocoPhillips:
4.75% 2/1/14	159,000	165,183
5.75% 2/1/19	1,200,000	1,233,928
Devon Energy Corp. 5.625% 1/15/14	354,000	371,166
Duke Capital LLC 6.25% 2/15/13	151,000	153,961
Duke Energy Field Services:
5.375% 10/15/15 (c)	184,000	152,438
6.875% 2/1/11	349,000	352,992
7.875% 8/16/10	157,000	160,559
El Paso Natural Gas Co. 5.95% 4/15/17	141,000	130,802
Empresa Nacional de Petroleo 6.75% 11/15/12 (c)	256,000	270,458
Enbridge Energy Partners LP:
5.875% 12/15/16	273,000	235,530
6.5% 4/15/18	358,000	327,133
9.875% 3/1/19	442,000	496,071
EnCana Holdings Finance Corp. 5.8% 5/1/14	436,000	449,509
Enterprise Products Operating LP:
4.625% 10/15/09	294,000	294,711
5.6% 10/15/14	295,000	289,956
5.65% 4/1/13	105,000	104,305
EOG Resources, Inc. 5.625% 6/1/19	269,000	275,359
Gazstream SA 5.625% 7/22/13 (c)	1,203,109	1,154,985
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	583,000	562,404
Lukoil International Finance BV 6.656% 6/7/22 (c)	246,000	186,960
Nakilat, Inc. 6.067% 12/31/33 (c)	302,000	227,605
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.05% 11/20/13	$ 580,000	$ 564,688
5.2% 3/10/15	137,000	123,233
6.4% 5/15/37	761,000	650,176
NGPL PipeCo LLC 6.514% 12/15/12 (c)	1,138,000	1,137,467
Pemex Project Funding Master Trust 2.62% 6/15/10 (c)(g)	188,000	186,120
Petro-Canada:
6.05% 5/15/18	326,000	304,678
6.8% 5/15/38	214,000	194,939
Petroleos Mexicanos 8% 5/3/19 (c)	99,000	108,207
Plains All American Pipeline LP:
7.75% 10/15/12	356,000	357,017
8.75% 5/1/19	439,000	485,886
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (c)	451,000	474,673
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (c)	270,000	268,097
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	411,000	413,180
Source Gas LLC 5.9% 4/1/17 (c)	535,000	386,924
Suncor Energy, Inc. 6.1% 6/1/18	916,000	880,688
TEPPCO Partners LP:
5.9% 4/15/13	489,000	460,377
6.65% 4/15/18	441,000	405,744
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,096,000	1,098,006
TransCanada PipeLines Ltd. 6.35% 5/15/67 (g)	358,000	236,280
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	387,178
Valero Energy Corp. 6.625% 6/15/37	559,000	458,737
XTO Energy, Inc.:
5% 1/31/15	264,000	257,474
5.65% 4/1/16	181,000	180,953
5.9% 8/1/12	672,000	702,745
		20,480,461
TOTAL ENERGY		23,551,974
FINANCIALS - 16.5%
Capital Markets - 3.6%
Bear Stearns Companies, Inc.:
0.8425% 8/21/09 (g)	177,000	176,943
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.: - continued
1.2406% 10/22/10 (g)	$ 353,000	$ 347,856
1.3919% 7/16/09 (g)	87,000	87,092
1.5538% 9/9/09 (g)	192,000	191,867
4.245% 1/7/10	184,000	184,752
4.5% 10/28/10	277,000	284,466
5.3% 10/30/15	177,000	166,943
5.85% 7/19/10	569,000	587,431
6.95% 8/10/12	204,000	220,588
BlackRock, Inc. 6.25% 9/15/17	1,753,000	1,715,868
Goldman Sachs Group, Inc.:
5.25% 10/15/13	891,000	890,712
5.45% 11/1/12	569,000	582,983
5.95% 1/18/18	602,000	574,027
6.15% 4/1/18	298,000	287,682
6.6% 1/15/12	258,000	272,584
6.75% 10/1/37	960,000	804,792
6.875% 1/15/11	41,000	43,248
7.5% 2/15/19	1,765,000	1,857,221
Janus Capital Group, Inc.:
6.125% 9/15/11 (b)	362,000	323,797
6.5% 6/15/12	630,000	519,516
Lazard Group LLC:
6.85% 6/15/17	580,000	501,676
7.125% 5/15/15	208,000	181,493
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,578,000	1,470,914
6.15% 4/25/13	437,000	420,342
6.875% 4/25/18	400,000	371,224
Morgan Stanley:
1.3994% 1/9/12 (g)	844,000	766,347
1.4494% 1/9/14 (g)	755,000	624,888
4.75% 4/1/14	120,000	109,795
5.05% 1/21/11	460,000	465,043
5.45% 1/9/17	200,000	183,138
5.95% 12/28/17	383,000	359,809
6% 5/13/14	570,000	572,793
6.6% 4/1/12	863,000	898,893
6.625% 4/1/18	1,106,000	1,093,371
6.75% 4/15/11	126,000	131,221
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
7.3% 5/13/19	$ 859,000	$ 879,910
Northern Trust Corp.:
4.625% 5/1/14	130,000	131,134
5.5% 8/15/13	204,000	212,943
State Street Corp. 4.3% 5/30/14	120,000	119,727
The Bank of New York, Inc. 4.95% 11/1/12	583,000	606,273
UBS AG Stamford Branch:
5.75% 4/25/18	1,684,000	1,510,654
5.875% 12/20/17	451,000	409,361
		22,141,317
Commercial Banks - 3.2%
American Express Bank FSB 5.5% 4/16/13	2,014,000	1,931,901
ANZ National International Ltd. 6.2% 7/19/13 (c)	221,000	225,581
Bank One Corp.:
5.25% 1/30/13	140,000	140,455
7.875% 8/1/10	104,000	108,836
BB&T Corp. 6.5% 8/1/11	187,000	191,048
Chase Manhattan Corp. 7.875% 6/15/10	235,000	245,995
Credit Suisse First Boston 6% 2/15/18	1,543,000	1,434,013
Credit Suisse First Boston New York Branch 5% 5/15/13	1,026,000	1,020,943
Credit Suisse New York Branch 5.5% 5/1/14	410,000	414,100
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (c)(g)	787,580	665,505
Export-Import Bank of Korea:
5.125% 2/14/11	441,000	448,434
5.25% 2/10/14 (c)	114,000	110,415
5.5% 10/17/12	340,000	347,490
Fifth Third Bancorp:
4.5% 6/1/18	19,000	12,362
8.25% 3/1/38	317,000	243,272
HBOS PLC 6.75% 5/21/18 (c)	509,000	360,937
HSBC Holdings PLC 1.3659% 10/6/16 (g)	130,000	102,869
JPMorgan Chase Bank 6% 10/1/17	422,000	405,408
KeyBank NA 7% 2/1/11	169,000	165,927
Korea Development Bank:
4.625% 9/16/10	369,000	372,383
4.75% 7/20/09	189,000	188,792
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (c)(g)	82,159	62,855
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
National City Bank, Cleveland:
4.15% 8/1/09	$ 1,430,000	$ 1,428,301
4.5% 3/15/10	592,000	595,039
PNC Funding Corp.:
1.1794% 1/31/12 (g)	903,000	799,632
7.5% 11/1/09	306,000	311,789
Santander Issuances SA Unipersonal:
1.6475% 6/20/16 (c)(g)	397,758	260,531
5.805% 6/20/16 (c)(g)	634,000	480,974
Standard Chartered Bank 6.4% 9/26/17 (c)	2,746,000	2,338,551
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (c)(g)	442,000	304,996
Union Planters Corp. 7.75% 3/1/11	91,000	87,264
UnionBanCal Corp. 5.25% 12/16/13	100,000	92,981
Wachovia Bank NA 4.875% 2/1/15	283,000	250,481
Wachovia Corp.:
1.23% 4/23/12 (g)	82,000	75,433
1.2613% 10/15/11 (g)	606,000	567,061
1.3113% 12/1/09 (g)	164,000	162,634
5.625% 10/15/16	513,000	437,729
5.75% 6/15/17	442,000	422,496
Wells Fargo & Co.:
4.2% 1/15/10	397,000	402,208
5.625% 12/11/17	1,547,000	1,472,379
		19,690,000
Consumer Finance - 2.3%
American Express Credit Corp. 5.875% 5/2/13	88,000	85,420
American General Finance Corp. 6.9% 12/15/17	720,000	356,196
Capital One Financial Corp.:
1.5725% 9/10/09 (g)	495,000	485,028
7.375% 5/23/14	540,000	556,386
Discover Financial Services:
1.8613% 6/11/10 (g)	607,000	570,827
6.45% 6/12/17	345,000	279,929
General Electric Capital Corp.:
5.625% 9/15/17	1,060,000	1,017,911
5.9% 5/13/14	4,735,000	4,771,204
6.375% 11/15/67 (g)	1,275,000	900,112
Household Finance Corp.:
6.375% 10/15/11	280,000	283,251
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.: - continued
7% 5/15/12	$ 70,000	$ 71,492
HSBC Finance Corp.:
5.25% 1/14/11	263,000	263,335
5.25% 1/15/14	212,000	204,858
MBNA Corp. 7.5% 3/15/12	324,000	316,816
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (c)	641,000	613,990
ORIX Corp. 5.48% 11/22/11	58,000	51,096
SLM Corp.:
1.2319% 7/27/09 (g)	398,000	393,429
1.2519% 7/26/10 (g)	1,795,000	1,579,692
1.3219% 10/25/11 (g)	354,000	255,500
1.52% 3/15/11 (g)	17,000	13,335
4.5% 7/26/10	1,227,000	1,131,908
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	78,903	79,693
		14,281,408
Diversified Financial Services - 2.5%
Bank of America Corp. 7.4% 1/15/11	1,308,000	1,334,584
BTM Curacao Holding NV 1.6194% 12/19/16 (c)(g)	215,437	166,757
CIT Group, Inc. 1.3938% 6/8/09 (g)	177,000	176,526
Citigroup, Inc.:
0.9444% 5/18/11 (g)	424,000	387,144
5.3% 10/17/12	1,594,000	1,528,289
5.5% 4/11/13	1,800,000	1,726,335
6.125% 5/15/18	1,150,000	1,025,955
6.5% 1/18/11	197,000	198,955
6.5% 8/19/13	929,000	920,616
CME Group, Inc. 5.75% 2/15/14	76,000	80,151
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	945,000	981,947
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(g)	452,000	171,760
International Lease Finance Corp.:
5.4% 2/15/12	433,000	331,077
5.65% 6/1/14	1,519,000	1,139,311
6.375% 3/25/13	227,000	176,576
6.625% 11/15/13	411,000	313,516
JPMorgan Chase & Co.:
4.891% 9/1/15 (g)	412,000	323,420
5.6% 6/1/11	323,000	340,408
5.75% 1/2/13	334,000	341,863
6.75% 2/1/11	57,000	59,807
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	$ 164,000	$ 105,863
5.5% 1/15/14 (c)	105,000	71,046
5.7% 4/15/17 (c)	256,000	149,161
TECO Finance, Inc. 7% 5/1/12	1,125,000	1,129,935
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	489,000	424,848
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(g)	1,008,000	665,280
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(g)	503,000	309,300
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(g)	805,000	531,300
		15,111,730
Insurance - 1.8%
Allstate Corp.:
6.2% 5/16/14	526,000	545,233
7.45% 5/16/19	501,000	523,352
Assurant, Inc.:
5.625% 2/15/14	289,000	246,316
6.75% 2/15/34	297,000	195,209
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	72,767
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(g)	225,000	170,271
Jackson National Life Global Funding 5.375% 5/8/13 (c)	114,000	108,294
Liberty Mutual Group, Inc. 6.5% 3/15/35 (c)	90,000	50,212
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (c)(g)	1,379,000	1,227,310
MetLife, Inc.:
5% 6/15/15	175,000	161,727
6.125% 12/1/11	149,000	155,305
6.75% 6/1/16	550,000	559,679
7.717% 2/15/19	837,000	889,516
Metropolitan Life Global Funding I:
4.625% 8/19/10 (c)	498,000	503,118
5.125% 4/10/13 (c)	113,000	111,552
Monumental Global Funding II 5.65% 7/14/11 (c)	250,000	241,548
Monumental Global Funding III 5.5% 4/22/13 (c)	332,000	313,046
Pacific Life Global Funding 5.15% 4/15/13 (c)	1,141,000	1,074,898
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	2,250,000	1,712,729
Prudential Financial, Inc.:
5.15% 1/15/13	327,000	307,543
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.4% 6/13/35	$ 68,000	$ 50,771
5.5% 3/15/16	64,000	60,737
5.7% 12/14/36	58,000	47,168
8.875% 6/15/68 (g)	448,000	353,920
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(g)	505,000	286,767
Symetra Financial Corp. 6.125% 4/1/16 (c)	782,000	587,815
The Chubb Corp. 5.75% 5/15/18	311,000	313,444
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	189,000	197,648
		11,067,895
Real Estate Investment Trusts - 2.0%
AMB Property LP 5.9% 8/15/13	389,000	347,794
Arden Realty LP 5.2% 9/1/11	202,000	207,340
AvalonBay Communities, Inc.:
4.95% 3/15/13	55,000	50,716
5.5% 1/15/12	361,000	357,500
6.625% 9/15/11	124,000	127,188
Brandywine Operating Partnership LP:
4.5% 11/1/09	466,000	458,512
5.625% 12/15/10	616,000	561,787
5.7% 5/1/17	361,000	236,919
5.75% 4/1/12	327,000	270,632
BRE Properties, Inc. 5.75% 9/1/09	92,000	92,250
Camden Property Trust:
4.375% 1/15/10	223,000	224,573
5.375% 12/15/13	99,000	90,512
5.875% 11/30/12	447,000	426,452
CPG Partners LP 6% 1/15/13	154,000	151,707
Developers Diversified Realty Corp.:
4.625% 8/1/10	455,000	403,605
5% 5/3/10	338,000	304,086
5.25% 4/15/11	367,000	301,373
5.375% 10/15/12	194,000	135,365
Duke Realty LP:
4.625% 5/15/13	94,000	75,768
5.25% 1/15/10	68,000	67,521
5.4% 8/15/14	481,000	377,868
5.625% 8/15/11	446,000	417,605
5.875% 8/15/12	85,000	76,081
5.95% 2/15/17	98,000	71,867
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.25% 5/15/13	$ 1,162,000	$ 1,002,071
6.5% 1/15/18	641,000	475,010
Equity One, Inc.:
6% 9/15/17	129,000	95,666
6.25% 1/15/17	74,000	56,712
Federal Realty Investment Trust:
5.4% 12/1/13	62,000	54,091
6% 7/15/12	442,000	400,345
6.2% 1/15/17	94,000	76,467
Hospitality Properties Trust 5.625% 3/15/17	181,000	132,893
HRPT Properties Trust:
5.75% 11/1/15	134,000	106,433
6.25% 6/15/17	186,000	140,430
6.65% 1/15/18	93,000	74,293
Liberty Property LP:
5.125% 3/2/15	128,000	103,635
5.5% 12/15/16	224,000	172,920
6.625% 10/1/17	551,000	440,608
Mack-Cali Realty LP:
5.05% 4/15/10	122,000	118,480
7.75% 2/15/11	147,000	142,522
Simon Property Group LP:
4.6% 6/15/10	166,000	164,888
4.875% 8/15/10	102,000	101,898
5% 3/1/12	55,000	53,313
5.375% 6/1/11	94,000	92,821
5.6% 9/1/11	410,000	406,360
5.75% 5/1/12	191,000	186,064
7.75% 1/20/11	124,000	127,451
Tanger Properties LP 6.15% 11/15/15	4,000	3,253
UDR, Inc. 5.5% 4/1/14	1,102,000	998,670
Washington (REIT) 5.95% 6/15/11	549,000	518,503
		12,080,818
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	240,000	214,113
5.5% 10/1/12	369,000	361,348
5.75% 6/15/17	853,000	760,191
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP:
5.45% 6/1/12	$ 205,000	$ 186,703
6.3% 6/1/13	362,000	325,543
Regency Centers LP:
4.95% 4/15/14	92,000	74,038
5.25% 8/1/15	322,000	255,201
5.875% 6/15/17	160,000	121,600
		2,298,737
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
4.9% 5/1/13	669,000	628,536
5.65% 5/1/18	1,125,000	1,006,746
7.375% 5/15/14	969,000	1,019,791
Countrywide Financial Corp.:
4.5% 6/15/10	72,000	71,224
5.8% 6/7/12	440,000	441,504
Countrywide Home Loans, Inc. 4.125% 9/15/09	581,000	578,173
Independence Community Bank Corp.:
3.0275% 4/1/14 (g)	637,000	454,678
4.9% 9/23/10	256,000	250,358
		4,451,010
TOTAL FINANCIALS		101,122,915
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	462,993
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	200,645
6.3% 8/15/14	546,000	460,212
		660,857
Pharmaceuticals - 0.5%
AstraZeneca PLC:
5.9% 9/15/17	697,000	744,075
6.45% 9/15/37	521,000	585,691
Bristol-Myers Squibb Co. 5.45% 5/1/18	442,000	458,716
Novartis Capital Corp. 4.125% 2/10/14	442,000	452,519
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holdings, Inc. 5% 3/1/14 (c)	$ 897,000	$ 935,353
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	145,000	147,350
		3,323,704
TOTAL HEALTH CARE		4,447,554
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (c)	398,000	400,533
6.4% 12/15/11 (c)	124,000	130,568
Bombardier, Inc. 6.3% 5/1/14 (c)	1,181,000	1,033,375
		1,564,476
Airlines - 0.9%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	59,828	56,836
7.024% 4/15/11	427,000	420,595
7.324% 4/15/11	375,000	370,313
7.858% 4/1/13	820,000	750,300
Continental Airlines, Inc.:
6.648% 3/15/19	465,261	372,208
6.82% 5/1/18	33,503	25,798
6.9% 7/2/19	131,377	107,729
7.056% 3/15/11	265,000	261,025
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	57,176	45,741
7.57% 11/18/10	2,400,000	2,292,000
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	342,319	253,316
8.36% 7/20/20	233,201	186,560
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	85,655	63,385
6.071% 9/1/14	7,371	7,297
6.201% 3/1/10	4,699	4,652
6.602% 9/1/13	13,340	13,073
7.032% 4/1/12	172,627	168,311
7.186% 10/1/12	430,111	419,358
		5,818,497
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Building Products - 0.1%
Masco Corp. 1.6313% 3/12/10 (g)	$ 392,444	$ 375,661
Industrial Conglomerates - 0.6%
Covidien International Finance SA:
5.15% 10/15/10	382,000	393,510
5.45% 10/15/12	93,000	98,998
6% 10/15/17	442,000	466,416
General Electric Co. 5.25% 12/6/17	2,644,000	2,618,858
		3,577,782
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (c)	92,000	87,640
TOTAL INDUSTRIALS		11,424,056
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
4.95% 2/15/19	530,000	533,211
5.9% 2/15/39	85,000	82,333
Nokia Corp. 5.375% 5/15/19	536,000	532,100
		1,147,644
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	445,000	398,788
6% 10/1/12	585,000	571,796
6.55% 10/1/17	356,000	315,747
		1,286,331
Office Electronics - 0.1%
Xerox Corp.:
5.5% 5/15/12	241,000	236,931
8.25% 5/15/14	219,000	222,276
		459,207
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp.:
1.57% 6/15/10 (g)	265,429	236,781
6.15% 6/15/12	224,000	215,034
		451,815
TOTAL INFORMATION TECHNOLOGY		3,344,997
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 1.5%
Chemicals - 0.4%
Dow Chemical Co.:
7.6% 5/15/14	$ 1,108,000	$ 1,121,522
8.55% 5/15/19	769,000	768,925
E.I. du Pont de Nemours & Co. 5% 1/15/13	71,000	74,819
Lubrizol Corp. 8.875% 2/1/19	140,000	154,355
		2,119,621
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	277,000	232,692
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	259,000	260,278
6.4% 1/15/18	264,000	231,503
		491,781
Metals & Mining - 0.9%
Anglo American Capital PLC:
9.375% 4/8/14 (c)	459,000	485,218
9.375% 4/8/19 (c)	630,000	669,740
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	298,000	313,429
5.5% 4/1/14	709,000	756,694
6.5% 4/1/19	709,000	772,197
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	302,000	324,363
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	493,000	481,499
6.5% 7/15/18	939,000	924,557
8.95% 5/1/14	536,000	576,045
Vale Overseas Ltd. 6.25% 1/23/17	350,000	353,837
		5,657,579
Paper & Forest Products - 0.1%
International Paper Co. 7.4% 6/15/14	391,000	385,127
TOTAL MATERIALS		8,886,800
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.5%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	434,417
AT&T, Inc.:
5.8% 2/15/19	1,327,000	1,361,807
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
6.7% 11/15/13	$ 177,000	$ 194,575
British Telecommunications PLC 8.625% 12/15/10	410,000	435,122
Deutsche Telekom International Financial BV:
5.25% 7/22/13	370,000	379,250
6.75% 8/20/18	548,000	584,009
SBC Communications, Inc.:
5.1% 9/15/14	328,000	339,823
5.875% 2/1/12	412,000	436,334
5.875% 8/15/12	148,000	157,953
Telecom Italia Capital SA:
4% 1/15/10	738,000	739,390
4.95% 9/30/14	484,000	459,437
5.25% 10/1/15	395,000	361,672
6.999% 6/4/18	271,000	264,520
Telefonica Emisiones SAU:
1.3463% 2/4/13 (g)	363,000	342,081
6.421% 6/20/16	234,000	247,603
Telefonos de Mexico SA de CV 4.75% 1/27/10	937,000	952,929
Verizon Communications, Inc. 6.1% 4/15/18	525,000	546,194
Verizon Global Funding Corp. 7.25% 12/1/10	414,000	443,093
Verizon New England, Inc. 6.5% 9/15/11	134,000	143,400
Verizon New York, Inc. 6.875% 4/1/12	400,000	420,288
		9,243,897
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 5.625% 11/15/17	273,000	264,229
Sprint Nextel Corp. 6% 12/1/16	172,000	139,750
Verizon Wireless Capital LLC:
5.55% 2/1/14 (c)	358,000	378,585
8.5% 11/15/18 (c)	531,000	644,225
Vodafone Group PLC:
5% 12/16/13	346,000	362,734
5.5% 6/15/11	417,000	441,792
7.75% 2/15/10	279,000	289,119
		2,520,434
TOTAL TELECOMMUNICATION SERVICES		11,764,331
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 4.1%
Electric Utilities - 2.4%
AmerenUE 6.4% 6/15/17	$ 451,000	$ 451,911
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	621,000	628,943
8.875% 11/15/18	140,000	161,409
Commonwealth Edison Co.:
5.4% 12/15/11	958,000	991,559
5.8% 3/15/18	975,000	960,629
Duke Energy Carolinas LLC:
5.25% 1/15/18	532,000	542,420
7% 11/15/18	94,000	107,889
EDP Finance BV:
5.375% 11/2/12 (c)	301,000	307,754
6% 2/2/18 (c)	1,525,000	1,507,949
Enel Finance International SA:
5.7% 1/15/13 (c)	168,000	173,079
6.25% 9/15/17 (c)	509,000	511,647
Exelon Corp.:
4.9% 6/15/15	483,000	433,386
6.75% 5/1/11	100,000	104,196
FirstEnergy Corp. 6.45% 11/15/11	298,000	311,801
FPL Group Capital, Inc. 7.875% 12/15/15	233,000	267,604
Illinois Power Co. 6.125% 11/15/17	62,000	59,660
Jersey Central Power & Light Co. 7.35% 2/1/19	266,000	279,721
Nevada Power Co.:
6.5% 5/15/18	2,962,000	2,919,143
6.5% 8/1/18	237,000	233,496
Oncor Electric Delivery Co. 6.375% 5/1/12	412,000	423,466
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	546,000	556,622
PacifiCorp 6% 1/15/39	181,000	183,965
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	108,799
Pepco Holdings, Inc.:
4% 5/15/10	337,000	336,891
6.45% 8/15/12	563,000	581,688
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	900,000	621,000
Progress Energy, Inc. 7.1% 3/1/11	511,000	546,922
Sierra Pacific Power Co. 5.45% 9/1/13	235,000	235,172
West Penn Power Co. 5.95% 12/15/17 (c)	47,000	42,012
Wisconsin Electric Power Co. 6.25% 12/1/15	454,000	479,554
		15,070,287
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	$ 67,000	$ 62,352
Texas Eastern Transmission Corp. 7.3% 12/1/10	468,000	487,051
		549,403
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	973,000	987,063
Duke Capital LLC 5.668% 8/15/14	310,000	302,574
Exelon Generation Co. LLC 5.35% 1/15/14	231,000	222,059
PPL Energy Supply LLC:
6.3% 7/15/13	1,500,000	1,561,575
6.5% 5/1/18	649,000	624,916
		3,698,187
Multi-Utilities - 1.0%
CenterPoint Energy, Inc. 5.95% 2/1/17	270,000	228,165
CMS Energy Corp. 6.55% 7/17/17	1,305,000	1,124,233
Dominion Resources, Inc.:
4.75% 12/15/10	593,000	608,585
6.3% 9/30/66 (g)	602,000	362,705
7.5% 6/30/66 (g)	769,000	532,533
DTE Energy Co.:
7.05% 6/1/11	148,000	153,882
7.625% 5/15/14	228,000	235,512
KeySpan Corp. 7.625% 11/15/10	75,000	79,190
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	441,000	460,514
National Grid PLC 6.3% 8/1/16	223,000	225,315
NiSource Finance Corp.:
5.25% 9/15/17	127,000	105,501
5.4% 7/15/14	203,000	180,115
5.45% 9/15/20	43,000	33,940
6.4% 3/15/18	233,000	203,490
7.875% 11/15/10	154,000	156,716
10.75% 3/15/16	629,000	685,340
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	931,000	670,320
WPS Resources Corp. 6.11% 12/1/66 (g)	133,000	81,130
		6,127,186
TOTAL UTILITIES		25,445,063
TOTAL NONCONVERTIBLE BONDS (Cost $216,839,555)		218,776,266
U.S. Government and Government Agency Obligations - 17.2%
	Principal Amount	Value
U.S. Government Agency Obligations - 4.4%
Fannie Mae:
4.375% 7/17/13	$ 3,637,000	$ 3,896,336
5% 2/16/12	21,026,000	22,937,453
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		26,833,789
U.S. Treasury Inflation Protected Obligations - 9.1%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (e)	24,345,555	25,087,258
2% 7/15/14	22,003,020	22,721,451
2.625% 7/15/17	7,696,725	8,281,863
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		56,090,572
U.S. Treasury Obligations - 3.7%
U.S. Treasury Notes:
1.75% 3/31/14	550,000	536,422
3.75% 11/15/18	2,850,000	2,912,786
4% 8/15/18	18,750,000	19,574,700
TOTAL U.S. TREASURY OBLIGATIONS		23,023,908
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $104,219,876)		105,948,269
U.S. Government Agency - Mortgage Securities - 14.1%

Fannie Mae - 7.5%
3.279% 3/1/35 (g)	51,862	52,891
3.316% 3/1/35 (g)	475,639	483,798
3.661% 10/1/33 (g)	28,189	28,757
3.782% 6/1/34 (g)	364,528	368,843
3.891% 2/1/33 (g)	72,830	74,174
3.898% 4/1/36 (g)	1,093,289	1,109,185
3.917% 7/1/35 (g)	310,863	316,496
3.937% 2/1/35 (g)	294,634	299,653
4% 8/1/18	1,624,652	1,660,328
4.044% 4/1/33 (g)	154,464	156,389
4.046% 3/1/35 (g)	14,752	14,933
4.281% 10/1/33 (g)	75,076	76,270
4.298% 3/1/33 (g)	35,001	35,792
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.312% 7/1/35 (g)	$ 236,448	$ 241,072
4.316% 7/1/35 (g)	270,968	277,168
4.381% 12/1/33 (g)	3,087,701	3,149,129
4.414% 3/1/37 (g)	977,356	1,005,626
4.43% 3/1/35 (g)	139,710	143,906
4.453% 7/1/34 (g)	1,776,284	1,824,679
4.478% 3/1/35 (g)	279,978	287,059
4.491% 7/1/35 (g)	34,746	35,402
4.492% 5/1/35 (g)	187,307	191,469
4.5% 4/1/20 to 3/1/35	1,321,394	1,347,028
4.512% 11/1/36 (g)	483,100	497,074
4.531% 10/1/35 (g)	1,518,774	1,561,287
4.548% 10/1/33 (g)	62,449	63,893
4.619% 9/1/35 (g)	1,519,913	1,570,617
4.626% 10/1/35 (g)	177,760	180,463
4.647% 4/1/35 (g)	1,523,995	1,557,773
4.652% 2/1/35 (g)	2,039,773	2,097,614
4.667% 7/1/35 (g)	386,924	399,372
4.708% 8/1/33 (g)	78,997	80,457
4.765% 2/1/34 (g)	23,799	24,537
4.858% 10/1/34 (g)	1,027,169	1,051,291
4.967% 7/1/34 (g)	35,363	36,030
4.987% 7/1/35 (g)	2,229,980	2,296,734
5.066% 9/1/34 (g)	633,345	645,166
5.075% 4/1/35 (g)	1,539,231	1,586,767
5.085% 9/1/34 (g)	79,913	81,402
5.15% 6/1/35 (g)	312,066	318,822
5.185% 3/1/35 (g)	45,436	46,800
5.195% 5/1/35 (g)	1,046,383	1,084,563
5.308% 12/1/34 (g)	106,034	108,377
5.5% 8/1/14 to 12/1/14	1,008,442	1,061,027
5.514% 11/1/36 (g)	534,465	551,794
5.593% 7/1/37 (g)	237,542	247,341
5.819% 7/1/46 (g)	2,903,252	3,036,500
5.822% 3/1/36 (g)	1,039,732	1,083,649
6% 5/1/16 to 4/1/17	391,280	414,472
6.01% 4/1/36 (g)	187,341	195,538
6.248% 6/1/36 (g)	90,392	93,201
6.326% 4/1/36 (g)	196,946	205,768
6.5% 12/1/13 to 3/1/35	8,038,616	8,633,324
7% 11/1/11 to 6/1/33	1,149,527	1,252,815
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
7.5% 8/1/17 to 3/1/28	$ 385,679	$ 421,299
8.5% 5/1/21 to 9/1/25	67,287	73,081
9.5% 2/1/25	10,844	11,819
10.5% 8/1/20	13,875	15,788
11% 8/1/15	9,805	9,996
12.5% 12/1/13 to 4/1/15	7,491	8,695
TOTAL FANNIE MAE		45,785,193
Freddie Mac - 1.8%
3.155% 2/1/34 (g)	81,397	82,643
3.479% 3/1/35 (g)	233,599	238,499
3.88% 1/1/35 (g)	158,550	162,106
4.305% 6/1/35 (g)	127,291	130,987
4.485% 1/1/35 (g)	96,177	99,061
4.486% 5/1/35 (g)	855,028	881,223
5% 3/1/19	4,158,005	4,345,762
5% 6/11/39 (d)	1,000,000	1,022,921
5.139% 4/1/35 (g)	595,738	617,765
5.308% 3/1/33 (g)	13,948	14,296
5.417% 1/1/34 (g)	601,221	614,412
5.52% 1/1/36 (g)	675,875	703,821
5.692% 10/1/35 (g)	160,341	168,509
5.921% 6/1/36 (g)	418,998	436,408
6.115% 6/1/36 (g)	206,283	215,666
6.628% 1/1/37 (g)	1,174,586	1,227,949
8.5% 9/1/24 to 8/1/27	54,725	59,962
10.5% 5/1/21	176	177
11% 12/1/11	12	12
11.5% 10/1/15	3,658	4,077
11.75% 10/1/10	1,791	1,841
TOTAL FREDDIE MAC		11,028,097
Government National Mortgage Association - 4.8%
4.25% 7/20/34 (g)	217,536	225,375
5.5% 6/18/39	5,000,000	5,184,197
5.5% 6/18/39 (d)	11,000,000	11,405,233
5.5% 6/18/39 (d)	10,000,000	10,368,394
5.5% 6/18/39 (d)	2,000,000	2,073,679
7% 7/15/28 to 11/15/28	276,241	300,945
7.5% 2/15/28 to 10/15/28	4,811	5,223
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
8% 6/15/24 to 10/15/24	$ 5,165	$ 5,598
8.5% 5/15/17 to 10/15/21	70,172	77,096
11% 7/20/19 to 8/20/19	3,532	4,128
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		29,649,868
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $84,756,925)		86,463,158
Asset-Backed Securities - 2.8%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.6588% 1/25/35 (g)	11,532	4,240
Series 2005-1 Class M1, 0.7788% 4/25/35 (g)	155,386	75,946
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0588% 7/25/36 (g)	95,000	223
Class M8, 1.1588% 7/25/36 (g)	47,000	73
Class M9, 2.0088% 7/25/36 (g)	706	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9338% 6/25/33 (g)	13,323	8,660
Series 2004-HE1 Class M1, 0.8088% 2/25/34 (g)	20,980	18,618
Series 2004-OP1 Class M1, 0.8288% 4/25/34 (g)	70,866	36,142
Series 2005-HE2 Class M2, 0.7588% 4/25/35 (g)	29,895	25,189
Series 2005-SD1 Class A1, 0.7088% 11/25/50 (g)	3,927	3,761
Series 2006-HE2:
Class M3, 0.6488% 5/25/36 (g)	41,322	755
Class M4, 0.7088% 5/25/36 (g)	34,920	646
Class M5, 0.7488% 5/25/36 (g)	8,308	145
Series 2006-OP1:
Class M4, 0.6788% 4/25/36 (g)	19,400	539
Class M5, 0.6988% 4/25/36 (g)	18,430	376
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4463% 5/20/13 (g)	900,000	789,750
Series 2006-A6 Class A6, 0.3463% 9/20/13 (g)	420,000	368,550
Series 2006-A7 Class A7, 0.3363% 10/20/12 (g)	412,000	361,530
Series 2006-C1 Class C1, 0.7963% 10/20/14 (g)	41,000	2,050
Series 2007-A4 Class A4, 0.3463% 4/22/13 (g)	373,203	327,486
Series 2007-D1 Class D, 1.7163% 1/22/13 (c)(g)	1,065,000	21,300
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (c)(g)	92,672	92,325
American Express Credit Account Master Trust Series 2004-C Class C, 0.8444% 2/15/12 (c)(g)	21,198	20,911
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	$ 16,585	$ 16,567
Series 2005-DA Class A4, 5.02% 11/6/12	31,000	30,983
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	128,000	38,400
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0088% 12/25/33 (g)	16,162	10,557
Series 2004-R10 Class M1, 1.0088% 11/25/34 (g)	77,309	39,511
Series 2004-R11 Class M1, 0.9688% 11/25/34 (g)	66,534	26,173
Series 2004-R2:
Class M1, 0.7388% 4/25/34 (g)	27,042	20,949
Class M3, 0.8588% 4/25/34 (g)	18,606	6,213
Series 2005-R1 Class M1, 0.7588% 3/25/35 (g)	80,398	42,387
Series 2005-R10 Class A2B, 0.5288% 12/25/35 (g)	91,429	66,114
Series 2005-R2 Class M1, 0.7588% 4/25/35 (g)	176,341	95,648
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6388% 6/25/32 (g)	14,117	7,111
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6988% 3/1/34 (g)	4,092	816
Series 2004-W11 Class M2, 1.0088% 11/25/34 (g)	63,962	26,292
Series 2004-W5 Class M1, 0.9088% 4/25/34 (g)	77,406	39,967
Series 2004-W7:
Class M1, 0.8588% 5/25/34 (g)	67,706	25,038
Class M2, 0.9088% 5/25/34 (g)	59,170	33,283
Series 2006-W4 Class A2C, 0.4688% 5/25/36 (g)	176,909	48,286
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0888% 10/25/36 (g)	111,507	2,002
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7288% 12/25/34 (g)	122,268	65,123
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.5894% 6/15/33 (g)	26,431	12,171
Series 2004-HE2 Class M1, 0.8588% 4/25/34 (g)	228,192	111,269
Series 2004-HE3:
Class M1, 0.8488% 6/25/34 (g)	26,927	11,324
Class M2, 1.4288% 6/25/34 (g)	43,684	28,892
Series 2004-HE6 Class A2, 0.6688% 6/25/34 (g)	35,610	14,804
Series 2006-HE6 Class M7, 1.1088% 11/25/36 (g)	33,001	510
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(c)(g)	604,000	0
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.4244% 3/15/12 (g)	293,000	287,889
Asset-Backed Securities - continued
	Principal Amount	Value
Bayview Financial Acquisition Trust Series 2004-C Class A1, 0.9463% 5/28/44 (g)	$ 26,884	$ 16,325
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 0.9913% 2/28/44 (g)	52,299	31,990
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7588% 9/25/35 (g)	11,406	7,365
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (g)	82,386	39,823
Series 2005-HE2:
Class M1, 0.8088% 2/25/35 (g)	130,465	50,023
Class M2, 1.0588% 2/25/35 (g)	427,000	200,066
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (g)	196,032	181,647
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (g)	46,447	40,818
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 0.7194% 6/15/10 (g)	15,805	15,765
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.3544% 7/15/11 (g)	18,694	18,433
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.6344% 4/15/13 (c)(g)	331,468	302,422
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7663% 7/20/39 (c)(g)	52,147	10,429
Class B, 1.0663% 7/20/39 (c)(g)	30,070	3,608
Class C, 1.4163% 7/20/39 (c)(g)	38,684	3,095
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	105,000	70,576
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6088% 7/25/36 (g)	130,038	5,433
Series 2006-NC2 Class M7, 1.1588% 6/25/36 (g)	48,500	912
Series 2006-NC3 Class M10, 2.3088% 8/25/36 (c)(g)	215,000	4,060
Series 2006-RFC1 Class M9, 2.1788% 5/25/36 (g)	21,243	577
Series 2007-RFC1 Class A3, 0.4488% 12/25/36 (g)	205,465	44,193
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4963% 5/20/17 (c)(g)	28,101	20,549
Chase Issuance Trust Series 2004-3 Class C, 0.8144% 6/15/12 (g)	45,000	43,239
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	30,199	16,609
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7188% 12/25/33 (c)(g)	40,832	29,085
Series 2006-AMC1 Class M7, 1.1288% 9/25/36 (g)	86,233	493
Series 2007-AMC4 Class M1, 0.5788% 5/25/37 (g)	87,242	2,670
Asset-Backed Securities - continued
	Principal Amount	Value
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.4044% 7/15/12 (c)(g)	$ 149,000	$ 146,179
Class B, 0.6244% 7/15/12 (c)(g)	149,000	145,263
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	37,648	4
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1688% 5/25/33 (g)	3,938	1,999
Series 2004-3:
Class 3A4, 0.5588% 8/25/34 (g)	14,446	7,400
Class M1, 0.8088% 6/25/34 (g)	75,408	46,554
Class M4, 1.2788% 4/25/34 (g)	18,217	9,028
Series 2004-4:
Class A, 0.6788% 8/25/34 (g)	3,222	1,494
Class M2, 0.8388% 6/25/34 (g)	50,135	34,187
Series 2005-1:
Class M1, 0.7288% 8/25/35 (g)	58,000	37,645
Class MV2, 0.7488% 7/25/35 (g)	121,000	82,172
Series 2005-3 Class MV1, 0.7288% 8/25/35 (g)	194,755	167,169
Series 2005-AB1 Class A2, 0.5188% 8/25/35 (g)	36,316	32,629
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (c)	115,000	108,166
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	536,000	350,941
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4644% 1/17/12 (g)	248,000	244,792
Series 2007-1 Class B, 0.4444% 8/15/12 (g)	248,000	220,612
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (c)	264,729	253,190
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 1.012% 5/28/35 (g)	4,436	2,410
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4838% 8/25/34 (g)	33,155	6,466
Series 2006-3 Class 2A3, 0.4688% 11/25/36 (g)	385,111	88,576
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1338% 3/25/34 (g)	2,587	1,079
Series 2006-FF12 Class A2, 0.3488% 9/25/36 (g)	27,735	26,226
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	7,654	7,657
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	850,000	509,519
Series 2006-C:
Class B, 5.3% 6/15/12	30,000	24,000
Class D, 6.89% 5/15/13 (c)	439,000	238,442
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2007-A Class D, 7.05% 12/15/13 (c)	$ 310,000	$ 189,722
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.7944% 6/15/11 (g)	230,782	173,087
Series 2006-4 Class B, 0.8944% 6/15/13 (g)	88,095	48,452
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9838% 2/25/34 (g)	8,218	2,547
Class M2, 1.0588% 2/25/34 (g)	14,046	9,384
Series 2004-A Class M1, 1.1338% 1/25/34 (g)	132,314	75,821
Series 2005-A:
Class M1, 0.7388% 1/25/35 (g)	8,626	8,139
Class M2, 0.7688% 1/25/35 (g)	150,130	80,429
Class M3, 0.7988% 1/25/35 (g)	81,136	17,134
Class M4, 0.9888% 1/25/35 (g)	41,438	17,462
Series 2006-A:
Class M4, 0.7088% 5/25/36 (g)	77,111	828
Class M5, 0.8088% 5/25/36 (g)	20,870	196
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (c)(g)	268,496	196,757
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	317,471	276,200
GE Business Loan Trust:
Series 2003-1 Class A, 0.7744% 4/15/31 (c)(g)	40,219	24,936
Series 2006-2A:
Class A, 0.5244% 11/15/34 (c)(g)	155,082	79,092
Class B, 0.6244% 11/15/34 (c)(g)	56,075	12,897
Class C, 0.7244% 11/15/34 (c)(g)	92,874	13,931
Class D, 1.0944% 11/15/34 (c)(g)	35,047	3,855
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4544% 9/17/12 (g)	101,000	93,930
Class C, 0.5844% 9/17/12 (g)	78,000	70,200
Series 2007-1 Class C, 0.6144% 3/15/13 (g)	406,000	345,100
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4944% 9/15/17 (g)	71,000	53,918
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	359,420	143,768
GSAMP Trust:
Series 2002-HE Class M1, 2.1913% 11/20/32 (g)	65,589	29,678
Series 2003-FM1 Class M1, 1.5463% 3/20/33 (g)	96,675	59,213
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(g)	106,912	9,356
Class M1, 0.9588% 6/25/34 (g)	187,008	63,769
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2004-FM1 Class M1, 1.2838% 11/25/33 (g)	$ 45,304	$ 24,775
Series 2004-FM2 Class M1, 1.0588% 1/25/34 (g)	114,644	58,487
Series 2007-HE1 Class M1, 0.5588% 3/25/47 (g)	77,732	2,868
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6488% 11/25/34 (g)	1,357	573
Series 2005-MTR1 Class A1, 0.4488% 10/25/35 (g)	17,313	16,761
Series 2006-FM1 Class M3, 0.6588% 4/25/36 (g)	49,160	530
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3888% 5/25/30 (c)(g)	75,229	18,807
Series 2006-3:
Class B, 0.7088% 9/25/46 (c)(g)	74,651	11,198
Class C, 0.8588% 9/25/46 (c)(g)	174,018	17,402
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1888% 2/25/33 (g)	34	7
Series 2003-3 Class M1, 1.5988% 8/25/33 (g)	81,601	39,257
Series 2003-4 Class M1, 1.5088% 10/25/33 (g)	33,755	19,578
Series 2003-5:
Class A2, 1.0088% 12/25/33 (g)	2,817	806
Class M1, 1.3588% 12/25/33 (g)	37,142	20,351
Series 2003-7 Class A2, 1.0688% 3/25/34 (g)	142	24
Series 2003-8 Class M1, 1.3888% 4/25/34 (g)	59,361	28,598
Series 2004-3 Class M2, 2.0088% 8/25/34 (g)	36,103	20,583
Series 2004-7 Class A3, 0.6988% 1/25/35 (g)	52	19
Series 2005-1 Class M1, 0.7388% 5/25/35 (g)	88,711	80,138
Series 2005-3 Class M1, 0.7188% 8/25/35 (g)	63,785	58,715
Series 2005-5 Class 2A2, 0.5588% 11/25/35 (g)	28,098	25,753
Series 2006-1 Class 2A3, 0.5338% 4/25/36 (g)	275,817	191,454
Series 2006-7 Class M4, 0.6888% 1/25/37 (g)	42,496	185
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (g)	23,743	14,471
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4844% 6/15/12 (g)	192,000	182,503
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (g)	65,582	39,555
Class M2, 0.8063% 1/20/35 (g)	49,195	28,712
Series 2005-3 Class A1, 0.5763% 1/20/35 (g)	33,745	18,095
Series 2006-2:
Class M1, 0.5863% 3/20/36 (g)	51,678	29,036
Class M2, 0.6063% 3/20/36 (g)	86,297	41,983
Series 2006-3 Class A1V, 0.3963% 3/20/36 (g)	38,857	37,634
Asset-Backed Securities - continued
	Principal Amount	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4988% 1/25/37 (g)	$ 106,116	$ 26,105
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4388% 11/25/36 (g)	141,698	56,491
Class MV1, 0.5388% 11/25/36 (g)	115,100	10,689
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (g)	90,699	70,621
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (g)	63,966	62,944
Class 2C, 2.3775% 3/27/42 (g)	123,000	19,699
Lancer Funding Ltd. Series 2006-1A Class A3, 2.8659% 4/6/46 (c)(g)	30,877	3
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	200,000	186,637
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5388% 6/25/33 (g)	234,533	116,757
Series 2004-2:
Class M1, 0.8388% 6/25/34 (g)	70,849	34,517
Class M2, 1.3888% 6/25/34 (g)	44,578	32,889
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (g)	63,000	33,776
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (g)	4,762	4,624
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	3,140	1,727
Class C, 5.691% 10/20/28 (c)	1,570	785
Class D, 6.01% 10/20/28 (c)	16,878	7,595
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5688% 10/25/36 (g)	51,216	1,428
Series 2007-HE1 Class M1, 0.6088% 5/25/37 (g)	89,453	2,997
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0088% 7/25/34 (g)	62,305	43,128
Series 2003-OPT1 Class M1, 0.9588% 7/25/34 (g)	17,206	9,507
Series 2006-FM1 Class A2B, 0.4188% 4/25/37 (g)	205,497	157,440
Series 2006-OPT1 Class A1A, 0.5688% 6/25/35 (g)	145,163	67,388
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9588% 12/27/32 (g)	4,609	2,920
Series 2003-NC7 Class M1, 1.3588% 6/25/33 (g)	58,002	31,345
Series 2003-NC8 Class M1, 1.3588% 9/25/33 (g)	44,945	24,448
Series 2004-HE6 Class A2, 0.6488% 8/25/34 (g)	4,895	792
Series 2004-NC2 Class M1, 1.1338% 12/25/33 (g)	87,754	44,492
Series 2005-HE1 Class M2, 0.7788% 12/25/34 (g)	55,600	29,243
Series 2005-HE2 Class M1, 0.7088% 1/25/35 (g)	50,304	16,506
Series 2005-NC1 Class M1, 0.7488% 1/25/35 (g)	45,571	16,877
Series 2005-NC2 Class B1, 1.4788% 3/25/35 (g)	58,200	30,648
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2006-NC4:
Class M4, 0.6588% 6/25/36 (g)	$ 38,800	$ 222
Class M6, 0.7588% 6/25/36 (g)	13,949	60
Series 2007-HE2 Class A2A, 0.3488% 1/25/37 (g)	11,056	8,572
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (g)	10,585	6,756
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (g)	6,059	4,544
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2888% 2/25/33 (g)	8,779	7,187
Series 2002-HE2 Class M1, 1.8088% 8/25/32 (g)	71,717	38,822
Series 2002-NC1 Class M1, 1.5088% 2/25/32 (c)(g)	46,198	26,531
Series 2002-NC3:
Class A3, 0.9888% 8/25/32 (g)	2,948	496
Class M1, 1.3888% 8/25/32 (g)	6,918	3,417
Series 2003-NC1 Class M1, 1.8838% 11/25/32 (g)	44,740	26,173
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (g)	11,510	8,570
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	484,200	91,490
Series 2006-3 Class A1, 0.3388% 9/25/19 (g)	81,478	78,122
Series 2006-4:
Class A1, 0.3388% 3/25/25 (g)	101,736	94,893
Class D, 1.4088% 5/25/32 (g)	93,000	2,223
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.3888% 1/25/34 (g)	98,012	55,384
Series 2005-4 Class M2, 0.8188% 9/25/35 (g)	162,650	45,542
Series 2005-D Class M2, 0.7788% 2/25/36 (g)	33,892	2,063
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	27,480	16,124
Series 2006-HE2 Class A2, 0.4288% 3/25/36 (g)	55,337	51,124
Ocala Funding LLC:
Series 2005-1A Class A, 1.8163% 3/20/10 (c)(g)	64,000	24,960
Series 2006-1A Class A, 1.7163% 3/20/11 (c)(g)	134,000	49,580
Option One Mortgage Loan Trust Series 2004-3 Class M3, 0.9588% 11/25/34 (g)	39,207	25,063
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9888% 9/25/34 (g)	31,738	18,756
Class M3, 1.5588% 9/25/34 (g)	60,741	12,291
Class M4, 1.7588% 9/25/34 (g)	77,891	7,721
Series 2004-WCW2 Class M3, 0.8588% 7/25/35 (g)	45,668	6,313
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WHQ2 Class M1, 0.8988% 2/25/35 (g)	$ 99,580	$ 71,227
Series 2004-WWF1:
Class M2, 0.9888% 2/25/35 (g)	137,311	69,375
Class M3, 1.0488% 2/25/35 (g)	22,717	9,239
Series 2005-WCH1:
Class M2, 0.8288% 1/25/35 (g)	87,921	47,209
Class M3, 0.8688% 1/25/35 (g)	54,533	21,640
Class M4, 1.1388% 1/25/35 (g)	126,217	21,553
Series 2005-WHQ2:
Class M7, 1.5588% 5/25/35 (g)	456,374	12,957
Class M9, 2.1888% 5/25/35 (g)	67,415	1,067
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 0.6688% 9/25/36 (g)	194,388	535
Class M5, 0.6988% 9/25/36 (g)	25,441	46
Providian Master Note Trust Series 2006-C1A Class C1, 0.8944% 3/16/15 (c)(g)	244,093	217,540
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5388% 12/25/36 (g)	64,000	1,562
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1088% 4/25/33 (g)	582	99
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1038% 3/25/35 (g)	215,000	103,340
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4663% 3/20/19 (c)(g)	113,013	79,120
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.27% 6/15/33 (g)	145,000	65,250
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.9088% 8/25/34 (g)	23,039	15,400
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4588% 9/25/34 (g)	9,986	1,582
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6688% 2/25/34 (g)	11,755	5,261
Series 2007-GEL1 Class A2, 0.4988% 1/25/37 (c)(g)	112,147	33,047
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4444% 9/15/11 (g)	449,000	439,529
Class B, 0.6244% 9/15/11 (g)	464,315	352,879
Series 2007-AE1:
Class A, 0.4444% 1/15/12 (g)	83,531	78,738
Class B, 0.6444% 1/15/12 (g)	73,000	55,480
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust: - continued
Class C, 0.9444% 1/15/12 (g)	$ 127,000	$ 60,960
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.4444% 6/15/12 (g)	327,000	296,026
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7388% 9/25/34 (g)	2,472	642
Series 2003-6HE Class A1, 0.7788% 11/25/33 (g)	4,157	1,254
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.9725% 4/6/42 (c)(g)	168,000	3,797
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	99,000	92,709
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4944% 10/17/11 (g)	390,386	378,674
Class C, 0.6944% 10/17/11 (g)	466,776	443,437
Series 2007-1 Class C, 0.7144% 6/15/12 (g)	313,225	234,919
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	716,000	248,046
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	75,976	8
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.6888% 10/25/36 (g)	68,715	1,193
Class M7, 1.1088% 10/25/36 (g)	20,914	141
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8444% 8/15/15 (c)(g)	598,019	506,529
Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	775,000	804,421
Series 2007-A5A Class A5, 1.0944% 10/15/14 (c)(g)	120,000	118,642
Series 2007-C1 Class C1, 0.7444% 5/15/14 (c)(g)	364,028	339,833
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (c)(g)	203,978	24,477
TOTAL ASSET-BACKED SECURITIES (Cost $19,576,169)		17,467,558
Collateralized Mortgage Obligations - 4.3%

Private Sponsor - 1.4%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (c)(g)	76,320	57,240
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Arkle Master Issuer PLC floater: - continued
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (c)(g)	$ 268,000	$ 254,032
Class 2M, 1.0544% 2/17/52 (c)(g)	182,000	166,965
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (c)(g)	166,889	71,762
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8768% 4/10/49 (g)	12,000	1,800
Class C, 5.8768% 4/10/49 (g)	32,000	4,480
Class D, 5.8768% 4/10/49 (g)	16,000	2,080
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2036% 12/25/33 (g)	5,747	5,022
Series 2004-B Class 1A1, 4.6868% 3/25/34 (g)	6,381	5,400
Series 2004-C Class 1A1, 4.131% 4/25/34 (g)	10,363	8,758
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5888% 1/25/35 (g)	247,932	126,008
Series 2005-2 Class 1A1, 0.5588% 3/25/35 (g)	46,180	23,475
Series 2005-5 Class 1A1, 0.5288% 7/25/35 (g)	58,316	28,450
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.8273% 2/25/37 (g)	160,856	138,500
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0955% 12/10/49 (g)	216,000	189,711
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	241,000	32,535
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.835% 7/16/34 (c)(g)	216,000	177,932
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7088% 5/25/33 (g)	5,532	5,459
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.385% 6/20/35 (g)	41,000	15,529
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7088% 1/25/35 (g)	4,544	2,258
Series 2004-2 Class 7A3, 0.7088% 2/25/35 (g)	10,279	5,892
Series 2004-4 Class 5A2, 0.7088% 3/25/35 (g)	2,870	1,407
Series 2005-1 Class 5A2, 0.6388% 5/25/35 (g)	36,523	19,645
Series 2005-10:
Class 5A1, 0.5688% 1/25/36 (g)	58,771	27,822
Class 5A2, 0.6288% 1/25/36 (g)	26,413	12,232
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-2:
Class 6A2, 0.5888% 6/25/35 (g)	$ 7,940	$ 4,145
Class 6M2, 0.7888% 6/25/35 (g)	126,140	24,486
Series 2005-4 Class 7A2, 0.5388% 8/25/35 (g)	13,789	6,158
Series 2005-8 Class 7A2, 0.5888% 11/25/35 (g)	35,252	19,158
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.0488% 5/25/34 (g)	1,659	838
Series 2004-AR5 Class 11A2, 1.0488% 6/25/34 (g)	2,733	1,478
Series 2004-AR6 Class 9A2, 1.0488% 10/25/34 (g)	12,559	7,198
Series 2004-AR7 Class 6A2, 1.0688% 8/25/34 (g)	3,548	1,943
Series 2004-AR8 Class 8A2, 1.0688% 9/25/34 (g)	2,120	1,532
Series 2007-AR7 Class 2A1, 4.6058% 11/25/34 (g)	378,939	296,648
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4688% 3/25/37 (g)	293,531	92,535
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4181% 9/19/36 (g)	47,178	41,532
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (g)	4,619	2,250
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (c)(g)	325,000	256,523
Class C2, 1.5769% 10/18/54 (c)(g)	109,000	50,990
Class M2, 1.3569% 10/18/54 (c)(g)	187,000	122,597
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (c)(g)	279,515	138,864
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (c)(g)	355,000	160,598
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9163% 12/20/54 (c)(g)	514,000	30,840
Series 2006-2 Class C1, 0.7863% 12/20/54 (g)	457,000	31,990
Series 2006-3 Class C2, 0.8163% 12/20/54 (g)	128,000	6,541
Series 2006-4:
Class B1, 0.4063% 12/20/54 (g)	437,000	74,290
Class C1, 0.6963% 12/20/54 (g)	267,000	16,020
Class M1, 0.4863% 12/20/54 (g)	115,000	12,650
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (g)	211,000	14,770
Class 1M1, 0.4663% 12/20/54 (g)	137,000	13,700
Class 2C1, 0.7463% 12/20/54 (g)	96,000	6,720
Class 2M1, 0.5663% 12/20/54 (g)	176,000	17,600
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 0.765% 12/17/54 (g)	$ 245,000	$ 14,700
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.5569% 1/20/44 (g)	36,767	4,154
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5481% 5/19/35 (g)	35,924	16,227
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (c)(g)	88,000	74,342
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7588% 10/25/34 (g)	17,189	10,105
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0488% 3/25/35 (g)	21,218	5,643
Series 2005-1:
Class M4, 1.0588% 4/25/35 (g)	3,401	220
Class M5, 1.0788% 4/25/35 (g)	3,401	384
Class M6, 1.1288% 4/25/35 (g)	1,302	131
Series 2005-3 Class A1, 0.5488% 8/25/35 (g)	51,842	25,335
Series 2005-6 Class 1M3, 0.9188% 10/25/35 (g)	3,145	93
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (g)	29,639	29,217
Class A3, 5.447% 6/12/47 (g)	410,000	328,884
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 4.5678% 12/25/34 (g)	199,129	174,745
Series 2006-A2 Class 5A1, 5.1365% 11/25/33 (g)	304,194	270,212
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	97,000	78,973
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6988% 9/26/45 (c)(g)	39,213	17,779
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5788% 3/25/35 (g)	4,705	2,772
Series 2007-3 Class 22A2, 0.5188% 5/25/47 (g)	121,591	48,407
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	76,387	58,141
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (g)	150,870	66,474
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.5144% 6/15/22 (c)(g)	23,707	11,854
Class C, 0.5344% 6/15/22 (c)(g)	145,170	65,327
Class D, 0.5444% 6/15/22 (c)(g)	55,853	16,756
Class E, 0.5544% 6/15/22 (c)(g)	89,337	22,334
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class F, 0.5844% 6/15/22 (c)(g)	$ 161,078	$ 35,437
Class G, 0.6544% 6/15/22 (c)(g)	33,484	6,697
Class H, 0.6744% 6/15/22 (c)(g)	67,046	10,057
Class J, 0.7144% 6/15/22 (c)(g)	78,221	7,822
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.6988% 3/25/28 (g)	18,038	11,684
Series 2003-B Class A1, 0.6488% 4/25/28 (g)	19,832	12,866
Series 2003-D Class A, 0.6188% 8/25/28 (g)	16,801	10,557
Series 2003-E Class A2, 2.0813% 10/25/28 (g)	27,924	18,266
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (g)	46,204	27,740
Class A2D, 2.3063% 11/25/29 (g)	8,927	6,068
Series 2004-G Class A2, 2.15% 1/25/30 (g)	22,486	14,943
Series 2005-A Class A2, 2.0013% 2/25/30 (g)	21,458	13,468
Series 2005-B Class A2, 1.4% 7/25/30 (g)	64,467	43,616
Series 2006-MLN1 Class M4, 0.6688% 7/25/37 (g)	139,755	615
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	925,000	841,230
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6788% 12/25/34 (g)	30,426	19,691
Class A2, 0.7588% 12/25/34 (g)	30,757	20,405
Series 2005-2 Class 1A1, 0.5688% 5/25/35 (g)	34,445	18,007
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5988% 7/25/35 (g)	263,709	121,030
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6088% 3/25/37 (g)	208,584	8,823
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (g)	233,000	176,510
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (g)	59,519	44,044
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5716% 10/25/35 (g)	694,155	530,608
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.7319% 7/10/35 (c)(g)	151,272	71,521
Class B6, 3.2319% 7/10/35 (c)(g)	464,094	206,290
Series 2003-CB1:
Class B3, 1.8319% 6/10/35 (c)(g)	117,899	60,683
Class B4, 2.0319% 6/10/35 (c)(g)	356,071	169,169
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Class B5, 2.6319% 6/10/35 (c)(g)	$ 242,027	$ 112,833
Class B6, 3.1319% 6/10/35 (c)(g)	193,242	90,263
Series 2004-A:
Class B4, 1.5819% 2/10/36 (c)(g)	89,836	29,996
Class B5, 2.0819% 2/10/36 (c)(g)	59,885	19,121
Series 2004-B:
Class B4, 1.4819% 2/10/36 (c)(g)	39,420	11,925
Class B5, 1.9319% 2/10/36 (c)(g)	30,528	8,136
Class B6, 2.3819% 2/10/36 (c)(g)	10,649	2,514
Series 2004-C:
Class B4, 1.3319% 9/10/36 (c)(g)	50,703	14,263
Class B5, 1.7319% 9/10/36 (c)(g)	56,854	14,088
Class B6, 2.1319% 9/10/36 (c)(g)	12,590	2,771
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.4088% 9/25/46 (g)	132,373	102,169
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	19,582	17,875
Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (g)	28,390	19,168
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7588% 6/25/33 (c)(g)	23,462	15,445
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4088% 2/25/36 (c)(g)	3,062	3,027
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	30,714	23,755
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (g)	13,331	8,983
Series 2004-10 Class A4, 4.5188% 11/20/34 (g)	19,093	11,731
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (g)	57,003	33,910
Series 2004-4 Class A, 4.4388% 5/20/34 (g)	69,469	47,548
Series 2004-5 Class A3, 1.5925% 6/20/34 (g)	27,189	17,657
Series 2004-6:
Class A3A, 2.1613% 7/20/34 (g)	20,963	13,373
Class A3B, 2.3038% 7/20/34 (g)	5,342	3,345
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (g)	21,456	12,787
Class A3B, 2.1388% 7/20/34 (g)	3,529	2,056
Series 2005-1 Class A2, 1.7513% 2/20/35 (g)	33,274	21,266
Series 2005-2 Class A2, 2.03% 3/20/35 (g)	43,849	25,813
Series 2005-3 Class A1, 0.5163% 5/20/35 (g)	21,457	11,376
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1088% 9/25/36 (g)	$ 59,946	$ 990
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.7088% 9/25/33 (c)(g)	10,286	4,392
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6375% 9/25/36 (g)	280,140	116,513
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 0.3888% 9/25/46 (g)	8,073	7,743
Series 2006-AR7 Class C1B1, 0.3688% 7/25/46 (g)	2,375	2,324
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5272% 6/25/34 (g)	256,715	227,520
Series 2005-AR10 Class 2A2, 4.0939% 6/25/35 (g)	165,532	148,202
Series 2005-AR12 Class 2A6, 4.1484% 7/25/35 (g)	119,433	102,118
Series 2005-AR3 Class 2A1, 4.3579% 3/25/35 (g)	302,413	242,576
TOTAL PRIVATE SPONSOR		8,239,616
U.S. Government Agency - 2.9%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.5588% 10/25/35 (g)	2,730,889	2,686,000
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	758,393	803,663
Series 2002-9 Class PC, 6% 3/25/17	116,280	124,682
Series 2003-84 Class GC, 4.5% 5/25/15	715,488	723,759
Series 2005-67 Class HD, 5.5% 12/25/30	2,126,000	2,219,137
Series 2006-4 Class PB, 6% 9/25/35	1,611,312	1,695,435
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	407,153	430,673
Series 2004-3 Class BA, 4% 7/25/17	69,128	71,173
Series 2004-45 Class AV, 4.5% 10/25/22	15,820	15,803
Series 2004-86 Class KC, 4.5% 5/25/19	318,676	332,170
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	743,697	781,884
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	427,766	454,444
Series 2363 Class PF, 6% 9/15/16	561,689	596,282
Series 2702 Class WB, 5% 4/15/17	1,229,008	1,271,255
Series 3033 Class UD, 5.5% 10/15/30	806,000	842,113
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 3049 Class DB, 5.5% 6/15/31	$ 1,871,000	$ 1,965,656
sequential payer:
Series 2528 Class HN, 5% 11/15/17	1,136,000	1,197,090
Series 2777 Class AB, 4.5% 6/15/29	1,588,738	1,636,807
Series 2809 Class UA, 4% 12/15/14	134,782	136,014
TOTAL U.S. GOVERNMENT AGENCY		17,984,040
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,739,551)		26,223,656
Commercial Mortgage Securities - 8.7%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2691% 2/14/43 (g)	253,000	178,694
Class A2, 6.8991% 2/14/43 (g)	159,000	161,398
Class A3, 6.9491% 2/14/43 (g)	172,000	164,074
Class PS1, 1.4493% 2/14/43 (g)(i)	899,380	30,422
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (g)	252,000	237,407
Series 2006-4 Class A1, 5.363% 7/10/46 (g)	77,345	77,279
Series 2006-5:
Class A1, 5.185% 7/10/11	167,114	166,383
Class A2, 5.317% 9/10/47	834,000	774,815
Class A3, 5.39% 9/10/47	301,000	251,195
Series 2006-6 Class A3, 5.369% 12/10/16	432,000	365,232
Series 2007-2 Class A1, 5.421% 4/10/49	44,785	45,046
Series 2007-4 Class A3, 6.0024% 2/10/51 (g)	215,000	178,634
Series 2006-5 Class XP, 0.832% 9/10/47 (i)	3,425,605	64,448
Series 2006-6:
Class E, 5.619% 10/10/45 (c)	125,000	15,000
Class XP, 0.4315% 10/10/45 (g)(i)	1,256,403	17,504
Series 2007-3:
Class A3, 5.6582% 6/10/49 (g)	361,000	282,243
Class A4, 5.8374% 6/10/49 (g)	450,000	328,512
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	67,030	68,045
Series 2001-1 Class A4, 5.451% 1/15/49	473,000	364,143
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
Series 2004-2:
Class A3, 4.05% 11/10/38	$ 292,000	$ 280,076
Class A4, 4.153% 11/10/38	274,000	248,868
Series 2004-4 Class A3, 4.128% 7/10/42	152,550	151,257
Series 2005-1 Class A3, 4.877% 11/10/42	744,490	723,508
Series 2006-1 Class A1, 5.219% 9/10/45 (g)	193,469	193,178
Series 2001-3 Class H, 6.562% 4/11/37 (c)	121,000	109,253
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	54,000	35,100
Class K, 6.15% 5/11/35 (c)	100,000	69,000
Series 2005-3 Series A3B, 5.09% 7/10/43 (g)	671,000	615,283
Series 2005-6 Class A3, 5.3515% 9/10/47 (g)	389,000	374,378
Series 2007-1 Class B, 5.543% 1/15/49	130,000	30,866
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6544% 3/15/22 (c)(g)	93,000	46,500
Class D, 0.7044% 3/15/22 (c)(g)	94,000	42,300
Class E, 0.7444% 3/15/22 (c)(g)	78,000	35,100
Class F, 0.8144% 3/15/22 (c)(g)	70,189	31,585
Class G, 0.8744% 3/15/22 (c)(g)	45,493	17,287
Series 2006-BIX1:
Class C, 0.5244% 10/15/19 (c)(g)	139,000	80,620
Class D, 0.5544% 10/15/19 (c)(g)	170,000	74,800
Class E, 0.5844% 10/15/19 (c)(g)	157,000	59,660
Class F, 0.6544% 10/15/19 (c)(g)	340,653	136,261
Class G, 0.6744% 10/15/19 (c)(g)	123,054	43,069
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1588% 12/25/33 (c)(g)	11,681	5,665
Series 2004-1:
Class A, 0.6688% 4/25/34 (c)(g)	112,725	73,271
Class B, 2.2088% 4/25/34 (c)(g)	16,702	4,843
Class M1, 0.8688% 4/25/34 (c)(g)	13,537	7,242
Class M2, 1.5088% 4/25/34 (c)(g)	12,190	5,363
Series 2004-2:
Class A, 0.7388% 8/25/34 (c)(g)	114,439	85,829
Class M1, 0.8888% 8/25/34 (c)(g)	25,973	13,896
Series 2004-3:
Class A1, 0.6788% 1/25/35 (c)(g)	176,218	114,542
Class A2, 0.7288% 1/25/35 (c)(g)	33,841	20,305
Class M1, 0.8088% 1/25/35 (c)(g)	40,667	22,773
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Class M2, 1.3088% 1/25/35 (c)(g)	$ 26,315	$ 12,237
Series 2005-2A:
Class A1, 0.6188% 8/25/35 (c)(g)	176,663	97,553
Class M1, 0.7388% 8/25/35 (c)(g)	12,651	4,697
Class M2, 0.7888% 8/25/35 (c)(g)	20,865	7,171
Class M3, 0.8088% 8/25/35 (c)(g)	11,544	3,716
Class M4, 0.9188% 8/25/35 (c)(g)	10,597	3,254
Series 2005-3A:
Class A1, 0.6288% 11/25/35 (c)(g)	93,809	53,274
Class A2, 0.7088% 11/25/35 (c)(g)	80,442	42,232
Class M1, 0.7488% 11/25/35 (c)(g)	11,095	4,214
Class M2, 0.7988% 11/25/35 (c)(g)	14,087	5,063
Class M3, 0.8188% 11/25/35 (c)(g)	12,607	4,292
Class M4, 0.9088% 11/25/35 (c)(g)	15,708	5,133
Series 2005-4A:
Class A2, 0.6988% 1/25/36 (c)(g)	218,435	109,217
Class B1, 1.7088% 1/25/36 (c)(g)	18,877	5,002
Class M1, 0.7588% 1/25/36 (c)(g)	70,463	32,765
Class M2, 0.7788% 1/25/36 (c)(g)	21,139	9,301
Class M3, 0.8088% 1/25/36 (c)(g)	30,872	12,812
Class M4, 0.9188% 1/25/36 (c)(g)	17,074	6,659
Class M5, 0.9588% 1/25/36 (c)(g)	17,074	6,232
Class M6, 1.0088% 1/25/36 (c)(g)	18,134	6,166
Series 2006-1:
Class A2, 0.6688% 4/25/36 (c)(g)	33,181	16,461
Class M1, 0.6888% 4/25/36 (c)(g)	11,868	4,385
Class M2, 0.7088% 4/25/36 (c)(g)	12,539	4,401
Class M3, 0.7288% 4/25/36 (c)(g)	10,789	3,623
Class M4, 0.8288% 4/25/36 (c)(g)	6,114	1,973
Class M5, 0.8688% 4/25/36 (c)(g)	5,934	1,821
Class M6, 0.9488% 4/25/36 (c)(g)	11,832	3,432
Series 2006-2A:
Class A1, 0.5388% 7/25/36 (c)(g)	523,915	296,117
Class A2, 0.5888% 7/25/36 (c)(g)	30,098	15,835
Class B1, 1.1788% 7/25/36 (c)(g)	11,269	3,129
Class B3, 3.0088% 7/25/36 (c)(g)	17,026	4,108
Class M1, 0.6188% 7/25/36 (c)(g)	31,579	11,864
Class M2, 0.6388% 7/25/36 (c)(g)	22,281	7,923
Class M3, 0.6588% 7/25/36 (c)(g)	18,481	6,293
Class M4, 0.7288% 7/25/36 (c)(g)	12,480	4,076
Class M5, 0.7788% 7/25/36 (c)(g)	15,339	4,775
Class M6, 0.8488% 7/25/36 (c)(g)	22,886	6,742
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2006-3A:
Class B1, 1.1088% 10/25/36 (c)(g)	$ 19,833	$ 5,256
Class B2, 1.6588% 10/25/36 (c)(g)	14,305	3,076
Class B3, 2.9088% 10/25/36 (c)(g)	23,279	3,841
Class M4, 0.7388% 10/25/36 (c)(g)	21,919	8,220
Class M5, 0.7888% 10/25/36 (c)(g)	26,240	8,922
Class M6, 0.8688% 10/25/36 (c)(g)	51,363	16,179
Series 2006-4A:
Class A1, 0.5388% 12/25/36 (c)(g)	93,385	52,342
Class A2, 0.5788% 12/25/36 (c)(g)	378,856	158,286
Class B1, 1.0088% 12/25/36 (c)(g)	14,803	3,180
Class B2, 1.5588% 12/25/36 (c)(g)	15,318	2,981
Class B3, 2.7588% 12/25/36 (c)(g)	25,120	4,386
Class M1, 0.5988% 12/25/36 (c)(g)	30,369	9,667
Class M2, 0.6188% 12/25/36 (c)(g)	20,499	6,125
Class M3, 0.6488% 12/25/36 (c)(g)	20,499	5,816
Class M4, 0.7088% 12/25/36 (c)(g)	24,295	6,562
Class M5, 0.7488% 12/25/36 (c)(g)	22,777	5,810
Class M6, 0.8288% 12/25/36 (c)(g)	20,499	4,854
Series 2007-1:
Class A2, 0.5788% 3/25/37 (c)(g)	107,021	50,835
Class B1, 0.9788% 3/25/37 (c)(g)	34,075	9,030
Class B2, 1.4588% 3/25/37 (c)(g)	24,460	5,870
Class B3, 3.6588% 3/25/37 (c)(g)	66,843	11,029
Class M1, 0.5788% 3/25/37 (c)(g)	29,948	13,926
Class M2, 0.5988% 3/25/37 (c)(g)	22,663	9,858
Class M3, 0.6288% 3/25/37 (c)(g)	19,996	8,298
Class M4, 0.6788% 3/25/37 (c)(g)	16,638	6,489
Class M5, 0.7288% 3/25/37 (c)(g)	25,406	9,273
Class M6, 0.8088% 3/25/37 (c)(g)	35,359	11,138
Series 2007-2A:
Class A1, 0.5788% 7/25/37 (c)(g)	92,574	51,379
Class A2, 0.6288% 7/25/37 (c)(g)	86,341	45,329
Class B1, 1.9088% 7/25/37 (c)(g)	26,873	6,450
Class B2, 2.5588% 7/25/37 (c)(g)	23,231	4,995
Class B3, 3.6588% 7/25/37 (c)(g)	26,346	5,401
Class M1, 0.6788% 7/25/37 (c)(g)	30,600	14,229
Class M2, 0.7188% 7/25/37 (c)(g)	16,743	7,367
Class M3, 0.7988% 7/25/37 (c)(g)	16,913	7,019
Class M4, 0.9588% 7/25/37 (c)(g)	33,699	11,458
Class M5, 1.0588% 7/25/37 (c)(g)	29,836	9,398
Class M6, 1.3088% 7/25/37 (c)(g)	37,733	10,942
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-3:
Class A2, 0.5988% 7/25/37 (c)(g)	$ 116,861	$ 47,072
Class B1, 1.2588% 7/25/37 (c)(g)	24,207	5,592
Class B2, 1.9088% 7/25/37 (c)(g)	60,104	11,997
Class B3, 4.3088% 7/25/37 (c)(g)	31,970	5,377
Class M1, 0.6188% 7/25/37 (c)(g)	22,135	6,970
Class M2, 0.6488% 7/25/37 (c)(g)	23,267	6,733
Class M3, 0.6788% 7/25/37 (c)(g)	36,087	9,798
Class M4, 0.8088% 7/25/37 (c)(g)	57,282	15,369
Class M5, 0.9088% 7/25/37 (c)(g)	29,986	7,265
Class M6, 1.1088% 7/25/37 (c)(g)	22,943	5,676
Series 2007-4A:
Class B1, 2.8588% 9/25/37 (c)(g)	34,097	8,241
Class B2, 3.7588% 9/25/37 (c)(g)	121,184	26,854
Class M1, 1.2588% 9/25/37 (c)(g)	32,980	15,335
Class M2, 1.3588% 9/25/37 (c)(g)	32,980	13,687
Class M4, 1.9088% 9/25/37 (c)(g)	82,847	28,168
Class M5, 2.0588% 9/25/37 (c)(g)	82,847	26,097
Class M6, 2.2588% 9/25/37 (c)(g)	82,935	24,051
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	635,987	6,996
Series 2007-5A Class IO, 1.5496% 10/25/37 (c)(i)	1,341,819	97,282
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7844% 3/15/19 (c)(g)	91,801	60,062
Class H, 0.9944% 3/15/19 (c)(g)	61,770	17,296
Class J, 1.1944% 3/15/19 (c)(g)	46,405	6,961
Series 2007-BBA8:
Class D, 0.5944% 3/15/22 (c)(g)	64,569	32,285
Class E, 0.6444% 3/15/22 (c)(g)	333,020	153,189
Class F, 0.6944% 3/15/22 (c)(g)	204,475	87,924
Class G, 0.7444% 3/15/22 (c)(g)	52,931	20,643
Class H, 0.8944% 3/15/22 (c)(g)	64,569	23,245
Class J, 1.0444% 3/15/22 (c)(g)	64,569	18,079
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	130,681	130,160
Series 2004-PWR3 Class A3, 4.487% 2/11/41	270,000	246,275
Series 2006-PW14 Class A4, 5.201% 12/11/38	279,000	228,968
Series 2006-T24 Class A1, 4.905% 10/12/41 (g)	205,101	202,769
Series 2007-PW16 Class A4, 5.9089% 6/11/40 (g)	126,000	106,310
Series 2007-PW17 Class A1, 5.282% 6/11/50	88,689	86,590
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T26 Class A1, 5.145% 1/12/45 (g)	$ 77,943	$ 76,433
Series 2003-PWR2 Class X2, 0.6031% 5/11/39 (c)(g)(i)	2,023,655	18,794
Series 2003-T12 Class X2, 0.6481% 8/13/39 (c)(g)(i)	7,230,539	82,973
Series 2006-PW13 Class A3, 5.518% 9/11/41	762,000	684,019
Series 2006-PW14 Class X2, 0.8435% 12/11/38 (c)(g)(i)	3,143,043	67,830
Series 2006-T22:
Class A1, 5.415% 4/12/38 (g)	40,411	40,407
Class A4, 5.4635% 4/12/38 (g)	27,000	24,267
Series 2007-PW15:
Class A1, 5.016% 2/11/44	39,646	39,448
Class X2, 0.3635% 2/11/44 (c)(g)(i)	3,189,579	43,159
Series 2007-PW16:
Class B, 5.713% 6/11/40 (c)	35,000	8,050
Class C, 5.713% 6/11/40 (c)	29,000	6,090
Class D, 5.713% 6/11/40 (c)	29,000	5,800
Series 2007-PW18 Class X2, 0.3443% 6/11/50 (c)(g)(i)	21,528,378	304,627
Series 2007-T26 Class X2, 0.1255% 1/12/45 (c)(g)(i)	2,894,229	17,248
Series 2007-T28:
Class A1, 5.422% 9/11/42	39,146	38,367
Class X2, 0.1822% 9/11/42 (c)(g)(i)	10,817,206	76,157
C-BASS Trust floater Series 2006-SC1 Class A, 0.5788% 5/25/36 (c)(g)	120,739	52,333
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	254,000	212,624
Class XCL, 0.8163% 5/15/35 (c)(g)(i)	3,505,397	139,008
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	87,000	85,649
Class F, 7.734% 1/15/32	47,000	46,071
Series 2001-245 Class A2, 6.275% 2/12/16 (c)(g)	220,000	222,067
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	29,673	29,641
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 0.4144% 11/15/36 (c)(g)	1,089	819
Class F, 0.6544% 8/16/21 (c)(g)	77,000	20,790
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust: - continued
Class G, 0.6744% 11/15/36 (c)(g)	$ 37,634	$ 9,409
Class H, 0.7144% 11/15/36 (c)(g)	30,527	7,021
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	367,000	102,760
Series 2007-C6:
Class A1, 5.622% 12/10/49 (g)	1,822,114	1,842,544
Class A4, 5.8884% 12/10/49 (g)	489,000	382,475
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3624% 1/15/46 (g)	90,000	76,072
Series 2006-CD3 Class A3, 5.607% 10/15/48	2,250,000	1,913,568
Series 2007-CD4:
Class A1, 4.977% 12/11/49	63,482	62,416
Class A2A, 5.237% 12/11/49	192,000	176,440
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	173,891
Class C, 5.476% 12/11/49	407,000	30,525
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (g)	33,401	32,794
Series 2007-C3 Class A3, 5.8202% 5/15/46 (g)	216,000	179,692
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	90,720
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5744% 4/15/17 (c)(g)	484,000	280,720
Class C, 0.6144% 4/15/17 (c)(g)	174,000	99,288
Class D, 0.6544% 4/15/17 (c)(g)	81,291	42,065
Class E, 0.7144% 4/15/17 (c)(g)	34,474	16,389
Class F, 0.7544% 4/15/17 (c)(g)	19,555	8,714
Class G, 0.8944% 4/15/17 (c)(g)	19,555	8,097
Class H, 0.9644% 4/15/17 (c)(g)	19,555	7,822
Class J, 1.1944% 4/15/17 (c)(g)	14,996	5,773
Series 2005-FL11:
Class C, 0.6444% 11/15/17 (c)(g)	340,962	159,257
Class D, 0.6844% 11/15/17 (c)(g)	17,873	8,080
Class E, 0.7344% 11/15/17 (c)(g)	62,556	26,673
Class F, 0.7944% 11/15/17 (c)(g)	43,809	17,627
Class G, 0.8444% 11/15/17 (c)(g)	30,366	11,531
Series 2006-FL12 Class AJ, 0.4744% 12/15/20 (c)(g)	308,000	155,595
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (g)	20,000	19,737
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
Series 2006-C8 Class A3, 5.31% 12/10/46	$ 615,000	$ 513,762
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	365,000	327,634
Series 2007-C9 Class A4, 5.8162% 12/10/49 (g)	478,000	384,727
Series 2006-C8 Class B, 5.44% 12/10/46	374,000	104,720
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (g)	98,105	99,492
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	437,000	156,838
Series 2007-C2:
Class A1, 5.269% 1/15/49	334,040	330,824
Class A3, 5.542% 1/15/49 (g)	432,000	311,321
Series 2007-C3:
Class A1, 5.664% 6/15/39 (g)	25,593	25,452
Class A4, 5.9124% 6/15/39 (g)	130,000	94,890
Series 2006-C4 Class AAB, 5.439% 9/15/39	1,229,000	1,034,743
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	195,000	141,823
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6944% 4/15/22 (c)(g)	771,000	192,750
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 1.8444% 7/15/19 (c)(g)	6,319	1,264
Class SHDC, 1.3444% 7/15/19 (c)(g)	2,960	740
Series 2006-TFL2 Class SHDD, 1.6944% 7/15/19 (c)(g)	1,680	370
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	188,670	189,513
Series 2000-C1 Class A2, 7.545% 4/15/62	279,153	283,037
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	206,578
Series 2004-C1:
Class A3, 4.321% 1/15/37	76,709	75,021
Class A4, 4.75% 1/15/37	101,000	91,703
Series 1998-C1 Class D, 7.17% 5/17/40	233,970	231,964
Series 1999-C1 Class E, 8.0655% 9/15/41 (g)	223,000	216,494
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	631,339	11,248
Series 2001-CKN5 Class AX, 2.0787% 9/15/34 (c)(g)(i)	2,023,515	68,182
Series 2006-C1 Class A3, 5.711% 2/15/39 (g)	1,140,000	997,580
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4944% 2/15/22 (c)(g)	$ 82,000	$ 32,800
Series 2007-TFL1:
Class C:
0.5144% 2/15/22 (c)(g)	212,546	70,140
0.6144% 2/15/22 (c)(g)	75,912	20,496
Class F, 0.6644% 2/15/22 (c)(g)	151,805	37,951
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	24,784	24,569
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (g)(i)	4,232,060	61,784
Class B, 5.487% 2/15/40 (c)(g)	330,000	62,700
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	836,330	853,711
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	77,000	64,219
Class G, 6.936% 3/15/33 (c)	142,000	117,559
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,074,000	745,902
Series 2001-1 Class X1, 1.0497% 5/15/33 (c)(g)(i)	2,243,264	36,516
Series 2005-C1 Class B, 4.846% 6/10/48 (g)	62,000	18,963
Series 2007-C1 Class XP, 0.1974% 12/10/49 (g)(i)	2,707,461	20,713
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8633% 10/16/23 (g)	14,460	14,608
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.8287% 12/10/41 (g)(i)	7,281,529	74,192
Series 2005-C1 Class X2, 0.7105% 5/10/43 (g)(i)	1,586,906	16,539
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.6013% 11/5/21 (c)(g)	81,000	34,425
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	138,000	138,573
Series 2007-GG11:
Class A1, 5.358% 12/10/49	142,912	138,482
Class A2, 5.597% 12/10/49	432,000	375,601
Series 2007-GG9:
Class A1, 5.233% 3/10/39	35,403	35,048
Class A4, 5.444% 3/10/39	628,000	494,011
Series 2005-GG3 Class XP, 0.7066% 8/10/42 (c)(g)(i)	5,497,238	84,776
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7:
Class A3, 6.1142% 7/10/38 (g)	$ 569,000	$ 505,840
Class A4, 5.9165% 7/10/38 (g)	720,000	591,511
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (c)(i)	5,443,616	53,347
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.6544% 6/6/20 (c)(g)	11,000	7,920
Class D, 0.6944% 6/6/20 (c)(g)	52,000	29,640
Class E, 0.7844% 6/6/20 (c)(g)	60,000	33,000
Class F, 0.8544% 6/6/20 (c)(g)	95,176	47,588
Series 2007-EOP:
Class C, 0.7344% 3/6/20 (c)(g)	126,000	86,940
Class D, 0.7844% 3/6/20 (c)(g)	337,000	232,530
Class F, 0.8944% 3/6/20 (c)(g)	10,000	6,800
Class G, 0.9344% 3/6/20 (c)(g)	5,000	3,400
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	339,000	363,581
Series 2004-GG2 Class A4, 4.964% 8/10/38	67,000	62,196
Series 2001-LIBA Class C, 6.733% 2/14/16 (c)	107,000	114,969
Series 2005-GG4 Class XP, 0.6995% 7/10/39 (c)(g)(i)	5,292,318	83,546
Series 2006-GG6 Class A2, 5.506% 4/10/38 (g)	1,267,000	1,235,136
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	324,000	305,769
Series 2007-GG10:
Class A1, 5.69% 8/10/45	46,451	45,551
Class A2, 5.778% 8/10/45	103,000	93,843
Class A4, 5.7992% 8/10/45 (g)	132,000	100,945
Series 2007-GG10 Class B, 5.9932% 8/10/45 (g)	270,000	37,577
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5144% 11/15/18 (c)(g)	180,491	95,660
Class C, 0.5544% 11/15/18 (c)(g)	128,175	65,369
Class D, 0.5744% 11/15/18 (c)(g)	33,506	15,078
Class E, 0.6244% 11/15/18 (c)(g)	48,404	20,814
Class F, 0.6744% 11/15/18 (c)(g)	72,926	30,629
Class G, 0.7044% 11/15/18 (c)(g)	62,989	25,196
Class H, 0.8444% 11/15/18 (c)(g)	48,404	16,941
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.6699% 12/12/44 (g)	$ 642,000	$ 539,400
Series 2006-CB15 Class A3, 5.819% 6/12/43 (g)	325,000	279,958
Series 2006-CB17 Class A4, 5.429% 12/12/43	112,000	89,395
Series 2006-LDP8 Class A4, 5.399% 5/15/45	138,000	108,558
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	103,000	87,490
Series 2007-CB19 Class A4, 5.7463% 2/12/49 (g)	758,000	578,412
Series 2007-LD11:
Class A2, 5.8036% 6/15/49 (g)	606,000	557,017
Class A4, 6.0069% 6/15/49 (g)	321,000	250,977
Series 2007-LDP10 Class A1, 5.122% 1/15/49	23,312	23,308
Series 2007-LDPX Class A3, 5.412% 1/15/49	594,000	446,242
Series 2004-LDP4 Class D, 5.1237% 10/15/42 (g)	194,000	36,860
Series 2005-CB13 Class E, 5.35% 1/12/43 (c)(g)	109,000	18,530
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	55,593
Series 2007-CB19:
Class B, 5.7442% 2/12/49	18,000	4,140
Class C, 5.7462% 2/12/49	48,000	10,080
Class D, 5.7462% 2/12/49	51,000	10,200
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (g)	41,000	8,610
Class CS, 5.466% 1/15/49 (g)	18,000	3,600
Class ES, 5.5455% 1/15/49 (c)(g)	112,000	15,680
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	89,000	87,253
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	241,934	244,332
Series 2007-C3:
Class F, 5.9388% 7/15/44 (g)	43,000	4,327
Class G, 5.9388% 7/15/44 (c)(g)	76,000	7,110
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2006-C1 Class A4, 5.156% 2/15/31	82,000	68,624
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	387,038	393,098
Series 2001-C2 Class A2, 6.653% 11/15/27	41,000	41,394
Series 2001-C3 Class A1, 6.058% 6/15/20	17,291	17,520
Series 2006-C1 Class A2, 5.084% 2/15/31	104,000	101,424
Series 2006-C3 Class A1, 5.478% 3/15/39	21,407	21,439
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C6:
Class A1, 5.23% 9/15/39	$ 33,526	$ 33,744
Class A2, 5.262% 9/15/39 (g)	377,000	360,733
Series 2006-C7:
Class A1, 5.279% 11/15/38	225,688	227,147
Class A2, 5.3% 11/15/38	238,000	216,091
Class A3, 5.347% 11/15/38	161,000	129,579
Series 2007-C1:
Class A1, 5.391% 2/15/40 (g)	20,893	21,139
Class A4, 5.424% 2/15/40	28,000	20,706
Series 2007-C2:
Class A1, 5.226% 2/15/40	285,856	283,252
Class A3, 5.43% 2/15/40	104,000	73,501
Series 2000-C5 Class E, 7.29% 12/15/32	15,000	14,264
Series 2001-C3 Class B, 6.512% 6/15/36	418,000	415,684
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	181,244
Series 2003-C3 Class XCP, 1.0324% 3/11/37 (c)(g)(i)	906,316	9,184
Series 2004-C4 Class A2, 4.567% 6/15/29 (g)	31,332	31,267
Series 2005-C3 Class XCP, 0.9277% 7/15/40 (g)(i)	853,469	13,940
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (g)(i)	1,338,224	27,062
Series 2007-C1:
Class C, 5.533% 2/15/40 (g)	475,000	66,500
Class D, 5.563% 2/15/40 (g)	86,000	10,320
Class E, 5.582% 2/15/40 (g)	43,000	4,730
Class XCP, 0.6696% 2/15/40 (g)(i)	526,542	8,685
Series 2007-C2 Class XCP, 0.715% 2/15/40 (g)(i)	2,487,118	44,237
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	270,000	199,489
Series 2007-C7:
Class A3, 5.866% 9/15/45	706,000	558,516
Class XCP, 0.3124% 9/15/45 (g)(i)	17,770,024	216,622
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (c)	62,000	58,366
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (c)	327,000	261,600
Class C, 4.13% 11/20/37 (c)	932,000	633,760
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5744% 9/15/21 (c)(g)	69,510	27,804
Class E, 0.6344% 9/15/21 (c)(g)	249,861	74,958
Class F, 0.6844% 9/15/21 (c)(g)	97,418	26,790
Class G, 0.7044% 9/15/21 (c)(g)	192,585	48,146
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class H, 0.7444% 9/15/21 (c)(g)	$ 49,497	$ 11,137
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	383,000	392,722
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	107,389	104,468
Series 2005-CKI1 Class A3, 5.4149% 11/12/37 (g)	355,000	345,306
Series 2005-LC1 Class F, 5.378% 1/12/44 (c)(g)	188,000	38,133
Series 2006-C1 Class A2, 5.6116% 5/12/39 (g)	305,000	294,899
Series 2007-C1 Class A4, 6.0224% 6/12/50 (g)	818,000	618,118
Series 2008-C1 Class A4, 5.69% 2/12/51	461,000	314,463
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4875% 12/12/49 (g)	101,000	73,992
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	230,000	203,485
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	186,000	160,250
Series 2007-5:
Class A1, 4.275% 12/12/11	17,350	16,953
Class A3, 5.364% 8/12/48	84,000	67,178
Class A4, 5.378% 8/12/48	9,000	6,133
Class B, 5.479% 2/12/17	648,000	130,723
Series 2007-6 Class A1, 5.175% 3/12/51	20,521	20,296
Series 2007-7 Class A4, 5.81% 6/12/50 (g)	756,000	534,539
Series 2007-8 Class A1, 4.622% 8/12/49	37,569	36,537
Series 2006-2 Class A4, 5.9093% 6/12/46 (g)	131,000	112,730
Series 2006-4 Class XP, 0.6211% 12/12/49 (g)(i)	3,974,028	85,609
Series 2007-6 Class B, 5.635% 3/12/51 (g)	216,000	47,163
Series 2007-7 Class B, 5.75% 6/12/50	19,000	4,223
Series 2007-8 Class A3, 6.1556% 8/12/49 (g)	186,000	142,755
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.715% 8/15/19 (c)(g)	3,606	2,993
Class H, 0.735% 8/15/19 (c)(g)	17,000	11,900
Class J, 0.805% 8/15/19 (c)(g)	13,000	8,450
Series 2006-XLF:
Class C, 1.545% 7/15/19 (c)(g)	93,780	9,378
Class F, 0.665% 7/15/19 (c)(g)	208,000	151,840
Class G, 0.705% 7/15/19 (c)(g)	118,000	53,100
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XCLA Class A1, 0.545% 7/17/17 (c)(g)	$ 309,876	$ 154,938
Series 2007-XLCA Class B, 0.8444% 7/17/17 (c)(g)	231,208	20,809
Series 2007-XLFA:
Class C, 0.505% 10/15/20 (c)(g)	124,000	34,720
Class D, 0.535% 10/15/20 (c)(g)	76,067	19,017
Class E, 0.595% 10/15/20 (c)(g)	95,138	19,028
Class F, 0.645% 10/15/20 (c)(g)	57,094	10,277
Class G, 0.685% 10/15/20 (c)(g)	70,577	10,587
Class H, 0.775% 10/15/20 (c)(g)	44,426	4,443
Class J, 0.925% 10/15/20 (c)(g)	50,712	4,057
Class MHRO, 1.035% 10/15/20 (c)(g)	51,650	5,682
Class MJPM, 1.345% 10/15/20 (c)(g)	15,981	1,438
Class MSTR, 1.045% 10/15/20 (c)(g)	28,580	4,001
Class NHRO, 1.235% 10/15/20 (c)(g)	77,573	6,982
Class NSTR, 1.195% 10/15/20 (c)(g)	25,816	2,840
sequential payer:
Series 2003-IQ5 Class X2, 0.8728% 4/15/38 (c)(g)(i)	764,860	12,289
Series 2004-HQ3 Class A2, 4.05% 1/13/41	62,502	63,303
Series 2005-IQ9 Class A3, 4.54% 7/15/56	321,000	296,783
Series 2006-HQ10 Class A1, 5.131% 11/12/41	74,715	74,357
Series 2006-T23 Class A1, 5.682% 8/12/41	204,878	205,173
Series 2007-HQ11:
Class A1, 5.246% 2/20/44	33,768	33,337
Class A31, 5.439% 2/12/44 (g)	109,000	93,648
Series 2007-IQ13 Class A1, 5.05% 3/15/44	34,923	34,205
Series 2007-IQ14 Class A1, 5.38% 4/15/49	78,613	77,230
Series 2007-T25 Class A2, 5.507% 11/12/49	212,000	186,787
Series 2003-IQ6 Class X2, 0.5816% 12/15/41 (c)(g)(i)	1,563,627	20,162
Series 2005-IQ9 Class X2, 1.0455% 7/15/56 (c)(g)(i)	2,971,313	64,827
Series 2006-HQ8 Class A3, 5.6115% 3/12/16 (g)	335,000	311,959
Series 2006-HQ9 Class B, 5.832% 7/12/44 (g)	321,000	62,473
Series 2006-IQ11:
Class A3, 5.9062% 10/15/42 (g)	358,000	324,324
Class A4, 5.7708% 10/15/42 (g)	65,000	54,909
Series 2006-IQ12 Class B, 5.468% 12/15/43	216,000	38,310
Series 2006-T23 Class A3, 5.8075% 8/12/41 (g)	110,000	96,550
Series 2007-HQ11 Class B, 5.538% 2/20/44 (g)	392,000	65,754
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (g)	$ 50,714	$ 49,423
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	324,000	234,904
Class B, 5.914% 4/15/49	53,000	8,270
Series 2007-XLC1:
Class C, 0.9444% 7/17/17 (c)(g)	316,276	25,302
Class D, 1.0444% 7/17/17 (c)(g)	149,049	10,433
Class E, 1.1444% 7/17/17 (c)(g)	120,694	7,242
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	8,715	8,861
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	387,805	393,276
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (c)	21,000	18,900
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7888% 3/24/18 (c)(g)	14,619	13,157
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	34,392	35,214
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (c)	184,000	187,455
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5444% 1/15/18 (c)(g)	145,481	72,741
Series 2006-WL7A:
Class E, 0.6244% 9/15/21 (c)(g)	201,847	60,554
Class F, 0.6844% 8/11/18 (c)(g)	214,060	49,234
Class G, 0.7044% 8/11/18 (c)(g)	202,788	40,558
Class J, 0.9444% 8/11/18 (c)(g)	45,086	4,509
Series 2007-WHL8:
Class AP1, 1.0444% 6/15/20 (c)(g)	13,768	2,754
Class AP2, 1.1444% 6/15/20 (c)(g)	22,340	2,234
Class F, 0.8244% 6/15/20 (c)(g)	437,588	87,518
Class LXR1, 1.0444% 6/15/20 (c)(g)	26,315	5,263
Class LXR2, 1.1444% 6/15/20 (c)(g)	298,082	29,808
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	73,549	72,774
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	431,583	425,316
Series 2003-C8 Class A3, 4.445% 11/15/35	941,000	906,617
Series 2006-C24 Class A2, 5.506% 3/15/45	177,434	177,191
Series 2006-C27 Class A2, 5.624% 7/15/45	193,000	182,333
Series 2006-C29 Class A3, 5.313% 11/15/48	574,000	490,952
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class A1, 5.031% 12/15/43	$ 33,346	$ 32,922
Class A3, 5.246% 12/15/43	185,000	169,131
Class A4, 5.305% 12/15/43	64,000	52,565
Class A5, 5.342% 12/15/43	231,000	160,980
Series 2007-C31:
Class A1, 5.14% 4/15/47	18,721	18,524
Class A4, 5.509% 4/15/47	488,000	333,614
Series 2007-C32:
Class A2, 5.7356% 6/15/49 (g)	259,000	235,850
Class A3, 5.929% 6/15/49 (g)	367,000	258,444
Series 2003-C6 Class G, 5.125% 8/15/35 (c)	103,000	48,362
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (c)(g)	166,000	138,652
Class 180B, 5.3979% 10/15/41 (c)(g)	76,000	64,906
Series 2005-C19 Class B, 4.892% 5/15/44	216,000	79,920
Series 2005-C22:
Class B, 5.355% 12/15/44 (g)	479,000	167,650
Class F, 5.355% 12/15/44 (c)(g)	360,000	57,600
Series 2006-C25 Class AM, 5.9263% 5/15/43 (g)	113,000	59,715
Series 2006-C29 Class E, 5.516% 11/15/48 (g)	216,000	22,680
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	648,000	71,280
Class D, 5.513% 12/15/43 (g)	346,000	32,870
Class XP, 0.4317% 12/15/43 (c)(g)(i)	2,656,432	41,916
Series 2007-C31 Class C, 5.6906% 4/15/47 (g)	59,000	7,080
Series 2007-C32:
Class D, 5.929% 6/15/49 (g)	162,000	17,820
Class E, 5.929% 6/15/49 (g)	256,000	25,600
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9024% 2/15/51 (g)	143,000	101,062
Series 2007-C33 Class B, 5.9024% 2/15/51 (g)	363,000	54,450
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $53,287,585)		53,703,951
Municipal Securities - 0.3%

California Gen. Oblig. 5.25% 4/1/14 (Cost $1,507,794)	1,500,000	1,537,665
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount	Value
Chilean Republic 7.125% 1/11/12 (Cost $501,880)	$ 460,000	$ 505,494
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $32,981)	37,000	35,743
Bank Notes - 0.1%

National City Bank, Cleveland 1.3613% 3/1/13 (g) (Cost $531,909)	750,000	637,500
Fixed-Income Funds - 16.2%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	185,905	14,019,077
Fidelity Corporate Bond 1-10 Year Central Fund (h)	644,752	61,116,041
Fidelity Corporate Bond 1-5 Year Central Fund (h)	76,156	7,438,203
Fidelity Specialized High Income Central Fund (d)(h)	203,291	17,202,526
TOTAL FIXED-INCOME FUNDS (Cost $111,148,288)		99,775,847
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (g)	159,000	90,277
MUFG Capital Finance 1 Ltd. 6.346% (g)	624,000	555,548
		645,825
TOTAL PREFERRED SECURITIES (Cost $471,440)		645,825
Cash Equivalents - 3.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $20,806,000)	20,806,297	$ 20,806,000
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $640,419,953)	632,526,932
NET OTHER ASSETS - (2.9)%	(17,884,596)
NET ASSETS - 100%	$ 614,642,336
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (f)	Oct. 2034	118,956	(91,277)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (f)	Dec. 2034	248,360	(233,693)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	119,548	(112,517)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (f)	August 2034	95,470	(70,500)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (f)

	Oct. 2034	$ 121,641	$ (68,732)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36 (Rating-C) (f)	Sept. 2036	1	(1)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (f)	April 2032	36,015	(26,640)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (f)	March 2034	16,689	(2,264)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (f)	Feb. 2034	806	(771)
TOTAL CREDIT DEFAULT SWAPS		$ 757,486	$ (606,395)
Interest Rate Swaps
	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	$ 25,000,000	$ 1,347,284
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	19,783,000	883,097
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	6,931,000	491,174
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2012	25,000,000	2,346,920
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2011	20,000,000	1,683,450
TOTAL INTEREST RATE SWAPS		$ 96,714,000	$ 6,751,925
		$ 97,471,486	$ 6,145,530
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,366,190 or 8.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $800,658.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,806,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 917,720
Bank of America, NA	1,766,654
Barclays Capital, Inc.	2,944,423
Credit Suisse Securities (USA) LLC	145,402
Deutsche Bank Securities, Inc.	3,254,109
HSBC Securities (USA), Inc.	2,944,423
ING Financial Markets LLC	981,474
J.P. Morgan Securities, Inc.	6,870,321
Mizuho Securities USA, Inc.	490,737
Societe Generale, New York Branch	490,737
$ 20,806,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 866,917
Fidelity Commercial Mortgage-Backed Securities Central Fund	3,057,080
Fidelity Corporate Bond 1-10 Year Central Fund	8,246,655
Fidelity Corporate Bond 1-5 Year Central Fund	484,082
Fidelity Specialized High Income Central Fund	1,241,691
Fidelity Ultra-Short Central Fund	531,411
Total	$ 14,427,836
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 47,438,002	$ 692,998	$ 29,696,886	$ 14,019,077	2.4%
Fidelity Commercial Mortgage-Backed Securities Central Fund	99,633,125	2,531,287	83,724,587*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	275,919,248	7,286,616	206,234,467*	61,116,041	2.3%
Fidelity Corporate Bond 1-5 Year Central Fund	18,814,985	371,176	11,030,708	7,438,203	2.2%
Fidelity Specialized High Income Central Fund	23,421,149	1,242,887	5,134,140	17,202,526	4.0%
Fidelity Ultra-Short Central Fund	68,380,155	-	57,552,245*	-	0.0%
Total	$ 533,606,664	$ 12,124,964	$ 393,373,033	$ 99,775,847
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 632,526,932	$ 99,775,847	$ 523,820,522	$ 8,930,563
Other Financial Instruments*	$ 6,145,530	$ -	$ 6,610,428	$ (464,898)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 215,029	$ (6,691,180)
Total Realized Gain (Loss)	(357,865)	-*
Total Unrealized Gain (Loss)	(372,969)	6,227,525
Cost of Purchases	9,283,786	-
Proceeds of Sales	(2,069,372)	-
Amortization/Accretion	(1,668,705)	-
Transfer in/out of Level 3	3,900,659	(1,243)
Ending Balance	$ 8,930,563	$ (464,898)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(6,630,356).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $671,255,904. Net unrealized depreciation aggregated $38,728,972 of which $9,147,742 related to appreciated investment securities and $47,876,714 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller of protection. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller of protection is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $757,486 representing 0.12% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2009

1.804867.105

SFI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.75% 8/10/09	$ 4,820,000	$ 4,830,035
5.75% 9/8/11	1,165,000	1,174,646
		6,004,681
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	1,919,000	1,946,056
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 6.125% 5/15/14	1,439,000	1,449,591
Media - 0.9%
AOL Time Warner, Inc. 6.75% 4/15/11	1,000,000	1,047,403
Comcast Cable Communications, Inc. 6.75% 1/30/11	2,645,000	2,809,334
Comcast Corp. 5.85% 1/15/10	2,000,000	2,042,758
News America, Inc. 5.3% 12/15/14	2,007,000	2,033,771
Time Warner Cable, Inc. 5.4% 7/2/12	1,245,000	1,268,667
Viacom, Inc. 5.75% 4/30/11	860,000	871,822
		10,073,755
Specialty Retail - 0.1%
Staples, Inc. 7.75% 4/1/11	1,510,000	1,587,801
TOTAL CONSUMER DISCRETIONARY		21,061,884
CONSUMER STAPLES - 0.6%
Beverages - 0.3%
Diageo Capital PLC 5.2% 1/30/13	510,000	526,455
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,872,079
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,309,892
		3,708,426
Food Products - 0.3%
Cargill, Inc. 5.2% 1/22/13 (c)	500,000	495,853
Kraft Foods, Inc. 5.625% 8/11/10	2,810,000	2,875,271
		3,371,124
TOTAL CONSUMER STAPLES		7,079,550
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	1,865,000	1,869,700
Chevron Corp. 3.45% 3/3/12	1,419,000	1,467,480
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (c)	1,957,350	1,953,122
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Capital LLC 7.5% 10/1/09	$ 1,525,000	$ 1,547,132
Enterprise Products Operating LP 4.625% 10/15/09	3,540,000	3,548,556
NGPL PipeCo LLC 6.514% 12/15/12 (c)	1,400,000	1,399,345
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	420,833	399,851
4.633% 6/15/10 (c)	252,778	240,187
Plains All American Pipeline LP 7.75% 10/15/12	411,000	412,175
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	1,922,000	1,932,196
		14,769,744
FINANCIALS - 6.4%
Capital Markets - 1.2%
Bear Stearns Companies, Inc. 5.85% 7/19/10	4,015,000	4,145,054
Credit Suisse USA, Inc. 0.4813% 6/5/09 (h)	2,875,000	2,875,049
Janus Capital Group, Inc. 6.125% 9/15/11 (b)	955,000	854,215
Merrill Lynch & Co., Inc. 6.05% 8/15/12	950,000	923,424
Morgan Stanley:
5.05% 1/21/11	1,283,000	1,297,064
6% 5/13/14	1,230,000	1,236,027
6.75% 4/15/11	1,695,000	1,765,237
Northern Trust Corp. 4.625% 5/1/14	283,000	285,469
The Bank of New York, Inc. 4.3% 5/15/14	1,140,000	1,145,155
		14,526,694
Commercial Banks - 1.8%
American Express Bank FSB 0.3688% 4/26/10 (h)	1,576,000	1,544,762
Bank of America NA 1.5375% 5/12/10 (h)	2,350,000	2,295,431
Bank One Corp. 7.875% 8/1/10	885,000	926,152
Chase Manhattan Corp. 7.875% 6/15/10	1,990,000	2,083,104
Credit Suisse New York Branch 5.5% 5/1/14	1,165,000	1,176,649
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (c)(h)	147,614	124,734
HSBC Holdings PLC:
1.3659% 10/6/16 (h)	145,000	114,739
7.5% 7/15/09	1,215,000	1,223,166
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (c)(h)	91,476	69,983
National Australia Bank Ltd. 8.6% 5/19/10	1,260,000	1,345,743
Santander Issuances SA Unipersonal 1.6475% 6/20/16 (c)(h)	442,865	290,077
Sovereign Bank 2.7375% 8/1/13 (h)	207,598	155,891
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
US Bancorp:
4.2% 5/15/14	$ 1,770,000	$ 1,762,357
4.5% 7/29/10	1,120,000	1,147,082
Wachovia Corp. 1.2613% 10/15/11 (h)	1,598,000	1,495,321
Wells Fargo & Co. 3.98% 10/29/10	5,710,000	5,728,266
		21,483,457
Consumer Finance - 0.8%
Capital One Financial Corp. 1.5725% 9/10/09 (h)	1,576,000	1,544,250
General Electric Capital Corp. 5.9% 5/13/14	1,650,000	1,662,616
Household Finance Corp. 4.125% 11/16/09	2,280,000	2,292,460
Nelnet, Inc. 7.4% 9/29/36 (h)	2,860,000	1,287,000
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (c)	2,090,000	2,001,934
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	606,950	613,019
		9,401,279
Diversified Financial Services - 1.1%
Bank of America Corp.:
4.375% 12/1/10	859,000	854,206
7.4% 1/15/11	275,000	280,589
7.8% 2/15/10	522,000	533,568
BP Capital Markets PLC:
2.3156% 3/17/11 (h)	1,097,000	1,110,870
3.125% 3/10/12	2,900,000	2,956,507
BTM Curacao Holding NV 1.6194% 12/19/16 (c)(h)	239,868	185,668
Citigroup, Inc. 0.9444% 5/18/11 (h)	1,200,000	1,095,691
Iberbond 2004 PLC 4.826% 12/24/17 (j)	2,119,106	1,737,667
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (h)	270,000	210,600
JPMorgan Chase & Co. 4.891% 9/1/15 (h)	2,440,000	1,915,400
New York Life Global Fund 5.25% 10/16/12 (c)	2,280,000	2,306,245
		13,187,011
Insurance - 0.3%
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (c)(h)	1,620,000	1,441,800
Metropolitan Life Global Funding I 1.9722% 6/25/10 (c)(h)	2,105,000	2,004,583
		3,446,383
Real Estate Investment Trusts - 0.7%
Brandywine Operating Partnership LP 5.625% 12/15/10	2,910,000	2,653,897
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp. 5% 5/3/10	$ 1,310,000	$ 1,178,560
Duke Realty LP:
5.25% 1/15/10	615,000	610,666
5.625% 8/15/11	915,000	856,745
6.95% 3/15/11	719,000	691,291
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,122,429
5.3% 5/30/13	1,511,000	1,456,329
		8,569,917
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp. 7.375% 5/15/14	2,212,000	2,327,944
Countrywide Financial Corp. 5.8% 6/7/12	133,000	133,455
Countrywide Home Loans, Inc.:
4% 3/22/11	616,000	595,326
4.125% 9/15/09	1,163,000	1,157,342
Independence Community Bank Corp. 3.3475% 6/20/13 (h)	1,123,347	934,378
		5,148,445
TOTAL FINANCIALS		75,763,186
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.:
4.125% 8/15/09	675,000	676,549
5.125% 11/15/10	1,643,000	1,689,392
		2,365,941
Pharmaceuticals - 0.4%
Eli Lilly & Co. 3.55% 3/6/12	882,000	909,699
Pfizer, Inc. 4.45% 3/15/12	2,060,000	2,183,075
Roche Holdings, Inc. 4.5% 3/1/12 (c)	1,600,000	1,685,642
		4,778,416
TOTAL HEALTH CARE		7,144,357
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	2,600,000	2,616,546
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	$ 3,900,000	$ 3,924,991
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	44,599	42,369
7.024% 4/15/11	2,000,000	1,970,000
Continental Airlines, Inc. 7.056% 3/15/11	749,000	737,765
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,645,000	1,570,975
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	35,910	35,551
6.201% 3/1/10	29,208	28,915
6.602% 9/1/13	70,908	69,490
7.186% 10/1/12	372,282	362,975
		4,818,040
Building Products - 0.0%
Masco Corp. 1.6313% 3/12/10 (h)	338,969	324,473
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	3,030,000	2,864,944
Industrial Conglomerates - 0.4%
Covidien International Finance SA:
5.15% 10/15/10	2,900,000	2,987,380
5.45% 10/15/12	610,000	649,339
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (c)	980,000	1,018,229
		4,654,948
TOTAL INDUSTRIALS		19,203,942
INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.3%
Hewlett-Packard Co.:
2.25% 5/27/11	1,482,000	1,491,560
4.25% 2/24/12	1,820,000	1,903,090
		3,394,650
Office Electronics - 0.1%
Xerox Corp. 8.25% 5/15/14	477,000	484,135
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 1.57% 6/15/10 (h)	$ 393,509	$ 351,038
TOTAL INFORMATION TECHNOLOGY		4,229,823
MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	774,000	814,075
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,518,565
		2,332,640
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.3%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	835,417
AT&T, Inc. 4.95% 1/15/13	2,327,000	2,406,358
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,789,303
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	4,159,620
SBC Communications, Inc. 5.875% 2/1/12	486,000	514,704
Telecom Italia Capital SA 4% 1/15/10	4,770,000	4,778,982
Telefonica Emisiones SAU 5.984% 6/20/11	5,163,000	5,452,593
Telefonos de Mexico SA de CV 4.75% 1/27/10	2,455,000	2,496,735
Verizon Global Funding Corp. 7.25% 12/1/10	3,435,000	3,676,388
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,578,473
		27,688,573
Wireless Telecommunication Services - 0.8%
Verizon Wireless Capital LLC:
3.75% 5/20/11 (c)	3,531,000	3,602,580
5.25% 2/1/12 (c)	1,252,000	1,318,394
Vodafone Group PLC:
5.5% 6/15/11	3,380,000	3,580,951
7.75% 2/15/10	950,000	984,457
		9,486,382
TOTAL TELECOMMUNICATION SERVICES		37,174,955
UTILITIES - 2.0%
Electric Utilities - 1.2%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	1,026,750
Entergy Corp. 7.75% 12/15/09 (c)	2,500,000	2,491,785
Exelon Corp. 4.45% 6/15/10	3,750,000	3,720,769
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc. 4% 5/15/10	$ 1,395,000	$ 1,394,551
Progress Energy, Inc.:
6.05% 3/15/14	815,000	846,443
7.1% 3/1/11	2,181,000	2,334,318
Southern Co.:
1.485% 8/20/10 (h)	2,505,000	2,518,850
4.15% 5/15/14	412,000	412,394
		14,745,860
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 6.125% 9/1/09	3,035,000	3,043,173
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
2.3656% 6/17/10 (h)	1,505,000	1,468,066
6.3% 9/30/66 (h)	1,680,000	1,012,200
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,663,589
KeySpan Corp. 7.625% 11/15/10	790,000	834,131
NiSource Finance Corp. 7.875% 11/15/10	780,000	793,758
NSTAR 8% 2/15/10	715,000	744,213
		6,515,957
TOTAL UTILITIES		24,304,990
TOTAL NONCONVERTIBLE BONDS (Cost $214,191,742)		213,065,071
U.S. Government and Government Agency Obligations - 55.2%

Other Government Related - 2.5%
Bank of America Corp. 1.3394% 4/30/12 (FDIC Guaranteed) (d)(h)	1,000,000	1,011,217
Citibank NA:
1.625% 3/30/11 (FDIC Guaranteed) (d)	2,410,000	2,428,256
1.875% 6/4/12 (FDIC Guaranteed) (d)	2,440,000	2,445,714
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (d)	2,390,000	2,395,688
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (d)	4,410,000	4,456,243
Goldman Sachs Group, Inc.:
1.2063% 11/9/11 (FDIC Guaranteed) (d)(h)	4,220,000	4,259,254
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Goldman Sachs Group, Inc.: - continued
1.625% 7/15/11 (FDIC Guaranteed) (d)	$ 2,120,000	$ 2,134,064
1.7% 3/15/11 (FDIC Guaranteed) (d)	2,351,000	2,374,792
JPMorgan Chase & Co. 1.65% 2/23/11 (FDIC Guaranteed) (d)	4,010,000	4,036,554
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	2,140,000	2,223,612
State Street Bank & Trust Co. 1.85% 3/15/11 (FDIC Guaranteed) (d)	2,342,000	2,356,975
TOTAL OTHER GOVERNMENT RELATED		30,122,369
U.S. Government Agency Obligations - 21.4%
Fannie Mae:
1.375% 4/28/11	10,040,000	10,098,844
1.75% 3/23/11	46,170,000	46,771,180
1.875% 4/20/12	9,110,000	9,177,059
2% 1/9/12	23,230,000	23,548,274
2.5% 5/15/14	754,000	744,133
2.75% 3/13/14	1,060,000	1,063,504
3% 7/12/10	53,000,000	54,345,458
3.625% 8/15/11	12,000,000	12,624,024
Federal Home Loan Bank 1.875% 6/20/12	6,800,000	6,774,750
Freddie Mac:
1.5% 1/7/11	75,303,000	76,003,619
2.125% 3/23/12	12,185,000	12,337,495
2.5% 4/23/14	1,200,000	1,186,590
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		254,674,930
U.S. Treasury Obligations - 31.3%
U.S. Treasury Notes:
0.875% 5/31/11 (e)	267,247,000	266,984,784
1.375% 5/15/12	71,653,000	71,591,378
1.75% 11/15/11	11,568,000	11,737,934
4.625% 8/31/11 (f)	14,209,000	15,343,503
4.875% 7/31/11	5,881,000	6,373,534
TOTAL U.S. TREASURY OBLIGATIONS		372,031,133
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $652,315,613)		656,828,432
U.S. Government Agency - Mortgage Securities - 8.8%
	Principal Amount	Value
Fannie Mae - 7.3%
3.279% 3/1/35 (h)	$ 62,401	$ 63,638
3.784% 10/1/33 (h)	877,819	886,596
3.937% 2/1/35 (h)	371,021	377,341
3.942% 5/1/35 (h)	1,013,901	1,031,365
4.185% 5/1/33 (h)	23,307	23,799
4.281% 10/1/33 (h)	87,589	88,982
4.298% 3/1/33 (h)	46,758	47,814
4.312% 7/1/35 (h)	3,029,356	3,088,603
4.316% 7/1/35 (h)	329,670	337,214
4.359% 10/1/37 (h)	629,639	648,372
4.361% 8/1/35 (h)	185,082	188,692
4.372% 2/1/35 (h)	854,043	878,978
4.384% 7/1/33 (h)	574,297	592,130
4.414% 3/1/37 (h)	1,512,432	1,556,179
4.43% 3/1/35 (h)	171,775	176,934
4.5% 4/1/20	9,930,692	10,293,582
4.512% 11/1/36 (h)	1,229,039	1,264,591
4.514% 2/1/35 (h)	1,197,736	1,227,807
4.527% 12/1/34 (h)	651,620	667,154
4.531% 10/1/35 (h)	1,384,268	1,423,016
4.548% 10/1/33 (h)	76,327	78,092
4.553% 5/1/35 (h)	1,793,100	1,852,505
4.576% 6/1/33 (h)	1,033,217	1,071,145
4.599% 7/1/35 (h)	1,555,747	1,601,841
4.626% 10/1/35 (h)	212,213	215,440
4.647% 4/1/35 (h)	1,049,348	1,072,605
4.667% 7/1/35 (h)	361,541	373,172
4.684% 11/1/34 (h)	625,540	641,202
4.715% 11/1/35 (h)	1,238,256	1,276,581
4.739% 8/1/35 (h)	623,629	640,024
4.765% 7/1/35 (h)	5,649,766	5,847,895
4.785% 8/1/35 (h)	297,720	306,370
4.785% 2/1/36 (h)	1,816,292	1,874,007
4.854% 1/1/35 (h)	647,962	665,906
4.863% 5/1/35 (h)	290,694	296,874
4.895% 2/1/36 (h)	8,729,843	9,026,292
4.918% 7/1/35 (h)	1,207,356	1,251,016
4.987% 7/1/35 (h)	6,197,598	6,383,120
5% 3/1/18 to 12/1/18	3,277,160	3,428,436
5.006% 9/1/34 (h)	1,378,681	1,411,116
5.052% 7/1/35 (h)	1,504,641	1,562,879
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.075% 4/1/35 (h)	$ 394,278	$ 406,454
5.085% 9/1/34 (h)	106,551	108,536
5.149% 9/1/35 (h)	3,466,156	3,579,352
5.15% 6/1/35 (h)	373,528	381,615
5.165% 9/1/35 (h)	1,976,752	2,041,446
5.185% 3/1/35 (h)	60,852	62,679
5.329% 10/1/35 (h)	358,102	372,094
5.38% 11/1/35 (h)	507,619	526,478
5.5% 7/1/13 to 6/1/19	7,030,120	7,408,960
5.514% 11/1/36 (h)	632,458	652,964
6.5% 6/1/11 to 3/1/35	4,840,446	5,145,395
7% 1/1/16 to 11/1/18	171,927	181,434
7.5% 5/1/12 to 10/1/14	43,268	45,885
11.5% 11/1/15	11,347	11,739
TOTAL FANNIE MAE		86,664,336
Freddie Mac - 1.4%
3.155% 2/1/34 (h)	99,149	100,667
3.479% 3/1/35 (h)	292,763	298,903
3.88% 1/1/35 (h)	201,068	205,578
3.977% 4/1/35 (h)	610,770	624,774
4.044% 4/1/35 (h)	1,159,171	1,188,395
4.305% 6/1/35 (h)	169,722	174,649
4.376% 12/1/35 (h)	807,732	821,389
4.482% 4/1/35 (h)	3,808,318	3,905,999
4.485% 1/1/35 (h)	128,481	132,334
4.486% 5/1/35 (h)	2,428,386	2,502,782
4.542% 4/1/35 (h)	636,793	658,675
4.715% 11/1/35 (h)	1,106,562	1,140,880
4.83% 11/1/35 (h)	604,013	621,478
4.914% 9/1/35 (h)	687,875	709,236
5.125% 1/1/36 (h)	511,474	526,100
5.223% 8/1/36 (h)	405,682	422,417
5.301% 6/1/35 (h)	383,931	397,635
5.333% 8/1/34 (h)	238,231	243,732
5.349% 6/1/37 (h)	730,798	760,842
5.575% 5/1/36 (h)	1,461,439	1,521,050
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 5/1/26 to 7/1/28	$ 128,539	$ 140,705
12% 11/1/19	7,623	8,426
TOTAL FREDDIE MAC		17,106,646
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (h)	290,048	300,500
7% 1/15/25 to 6/15/32	550,434	599,161
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		899,661
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $102,209,213)		104,670,643
Asset-Backed Securities - 9.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	569,659	351,127
Series 2004-4 Class A2D, 0.6588% 1/25/35 (h)	163,029	59,939
Series 2005-1 Class M1, 0.7788% 4/25/35 (h)	230,636	112,725
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0588% 7/25/36 (h)	105,000	247
Class M8, 1.1588% 7/25/36 (h)	52,000	81
Class M9, 2.0088% 7/25/36 (h)	774	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9338% 6/25/33 (h)	14,835	9,643
Series 2004-HE1 Class M1, 0.8088% 2/25/34 (h)	31,247	27,729
Series 2005-HE2 Class M2, 0.7588% 4/25/35 (h)	33,286	28,046
Series 2005-SD1 Class A1, 0.7088% 11/25/50 (h)	4,372	4,187
Series 2006-HE2:
Class M3, 0.6488% 5/25/36 (h)	46,008	841
Class M4, 0.7088% 5/25/36 (h)	38,880	719
Class M5, 0.7488% 5/25/36 (h)	9,250	161
Series 2006-OP1:
Class M4, 0.6788% 4/25/36 (h)	21,600	600
Class M5, 0.6988% 4/25/36 (h)	20,520	418
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7963% 10/20/14 (h)	61,000	3,050
Series 2007-A4 Class A4, 0.3463% 4/22/13 (h)	553,586	485,772
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (c)(h)	103,017	102,631
Asset-Backed Securities - continued
	Principal Amount	Value
American Express Credit Account Master Trust Series 2004-C Class C, 0.8444% 2/15/12 (c)(h)	$ 163,961	$ 161,743
AmeriCredit Automobile Receivables Trust:
Series 2005-1:
Class C, 4.73% 7/6/10	24,704	24,678
Class D, 5.04% 5/6/11	2,500,000	2,452,162
Series 2005-DA Class A4, 5.02% 11/6/12	2,060,000	2,058,889
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	968,455
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	981,012	955,383
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0088% 12/25/33 (h)	17,995	11,754
Series 2004-R10 Class M1, 1.0088% 11/25/34 (h)	1,456,076	744,165
Series 2004-R11 Class M1, 0.9688% 11/25/34 (h)	1,922,989	756,478
Series 2004-R2:
Class M1, 0.7388% 4/25/34 (h)	30,108	23,325
Class M3, 0.8588% 4/25/34 (h)	20,716	6,917
Series 2004-R9 Class M2, 0.9588% 10/25/34 (h)	1,515,000	587,111
Series 2005-R10 Class A2B, 0.5288% 12/25/35 (h)	101,797	73,612
Series 2005-R2 Class M1, 0.7588% 4/25/35 (h)	262,030	142,126
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6388% 6/25/32 (h)	104,160	52,467
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6988% 3/1/34 (h)	82,560	16,472
Series 2004-W7 Class M2, 0.9088% 5/25/34 (h)	25,880	14,557
Series 2006-W4 Class A2C, 0.4688% 5/25/36 (h)	196,970	53,761
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0888% 10/25/36 (h)	165,348	2,968
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7288% 12/25/34 (h)	182,004	96,940
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.5894% 6/15/33 (h)	29,428	13,551
Series 2004-HE3:
Class M1, 0.8488% 6/25/34 (h)	29,981	12,609
Class M2, 1.4288% 6/25/34 (h)	540,588	357,542
Series 2004-HE6 Class A2, 0.6688% 6/25/34 (h)	622,485	258,779
Series 2006-HE6 Class M7, 1.1088% 11/25/36 (h)	36,743	567
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(c)(h)	432,000	0
Bank of America Credit Card Master Trust:
Series 2006-HE7 Class B4, 0.4244% 3/15/12 (h)	435,000	427,412
Series 2008-A9 Class A9, 4.07% 7/16/12	5,200,000	5,295,243
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 0.9588% 9/25/34 (h)	$ 906,926	$ 175,945
Series 2005-3 Class A1, 0.7588% 9/25/35 (h)	12,709	8,207
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (h)	122,904	59,408
Series 2005-HE2 Class M1, 0.8088% 2/25/35 (h)	193,704	74,270
Series 2007-HE3 Class 1A1, 0.4288% 4/25/37 (h)	507,604	396,915
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	2,370,000	2,085,600
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (h)	291,430	270,045
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (h)	51,714	45,447
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.7194% 6/15/10 (h)	265,567	264,884
Series 2006-1 Class B, 5.26% 10/15/10	500,000	501,212
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	759,500
Series 2007-SN1 Class D, 6.05% 1/17/12	750,000	225,000
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	1,220,000	1,208,943
Series 2006-C Class A3B, 0.3544% 7/15/11 (h)	27,882	27,493
Capital One Multi-Asset Execution Trust:
Series 2007-A6 Class A6, 0.4144% 5/15/13 (h)	1,040,000	1,026,581
Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	3,277,412
Series 2007-C3 Class C3, 0.6344% 4/15/13 (c)(h)	369,058	336,718
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	1,850,000	1,694,756
Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	896,206
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7663% 7/20/39 (c)(h)	703,061	140,612
Class B, 1.0663% 7/20/39 (c)(h)	373,480	44,818
Class C, 1.4163% 7/20/39 (c)(h)	478,070	38,246
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	5,404,107
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	813,598
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6088% 7/25/36 (h)	144,785	6,049
Series 2006-NC2 Class M7, 1.1588% 6/25/36 (h)	54,000	1,015
Series 2006-RFC1 Class M9, 2.1788% 5/25/36 (h)	23,652	643
Series 2007-RFC1 Class A3, 0.4488% 12/25/36 (h)	228,766	49,205
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4963% 5/20/17 (c)(h)	31,260	22,859
Chase Issuance Trust:
Series 2004-3 Class C, 0.8144% 6/15/12 (h)	67,000	64,378
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust: - continued
Series 2008-9 Class A, 4.26% 5/15/13	$ 730,000	$ 754,296
Series 2009-A3 Class A3, 2.4% 6/17/13	4,010,000	3,983,057
CIT Equipment Collateral Trust Series 2006-VT2:
Class A3, 5.07% 2/20/10	132,494	132,639
Class D, 5.46% 4/20/14	32,587	17,923
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	4,333,051
Series 2007-B6 Class B6, 5% 11/8/12	3,410,000	3,300,196
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7188% 12/25/33 (c)(h)	575,373	409,849
Series 2006-AMC1 Class M7, 1.1288% 9/25/36 (h)	96,012	549
Series 2007-AMC4 Class M1, 0.5788% 5/25/37 (h)	97,135	2,972
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	830,000	732,483
Series 2007-A Class A3, 4.98% 10/15/10	10,670	10,688
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.4044% 7/15/12 (c)(h)	166,000	162,857
Class B, 0.6244% 7/15/12 (c)(h)	166,000	161,836
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	41,917	4
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1688% 5/25/33 (h)	5,857	2,973
Series 2004-2 Class 3A4, 0.5588% 7/25/34 (h)	86,799	15,920
Series 2004-3:
Class 3A4, 0.5588% 8/25/34 (h)	321,332	164,601
Class M1, 0.8088% 6/25/34 (h)	83,959	51,833
Class M4, 1.2788% 4/25/34 (h)	20,283	10,051
Series 2004-4:
Class A, 0.6788% 8/25/34 (h)	49,157	22,796
Class M2, 0.8388% 6/25/34 (h)	74,616	50,881
Series 2005-1:
Class M1, 0.7288% 8/25/35 (h)	65,000	42,188
Class MV2, 0.7488% 7/25/35 (h)	179,000	121,561
Series 2005-3 Class MV1, 0.7288% 8/25/35 (h)	289,825	248,772
Series 2005-AB1 Class A2, 0.5188% 8/25/35 (h)	54,035	48,549
CPS Auto Receivables Trust Series 2007-C Class A3, 5.45% 5/15/12 (c)	934,994	898,420
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	518,901	475,930
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4644% 1/17/12 (h)	369,000	364,227
Series 2007-1 Class B, 0.4444% 8/15/12 (h)	369,000	328,250
Asset-Backed Securities - continued
	Principal Amount	Value
Diversified REIT Trust Series 2000-1A Class E, 6.971% 3/8/10 (c)	$ 865,000	$ 605,500
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8491% 5/28/35 (h)	159,655	92,624
Class AB3, 1.012% 5/28/35 (h)	67,441	36,640
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4838% 8/25/34 (h)	36,914	7,199
Series 2006-2 Class M1, 0.6188% 7/25/36 (h)	1,430,000	22,285
Series 2006-3 Class 2A3, 0.4688% 11/25/36 (h)	571,298	131,399
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1338% 3/25/34 (h)	2,881	1,201
Series 2006-FF12 Class A2, 0.3488% 9/25/36 (h)	41,194	38,953
Series 2006-FF5 Class 2A2, 0.4188% 4/25/36 (h)	190,528	182,572
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	61,581	61,607
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	1,568,972
Series 2006-C Class B, 5.3% 6/15/12	750,000	600,000
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	402,002
Class C, 5.8% 2/15/13	775,000	522,130
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.7944% 6/15/11 (h)	256,954	192,716
Series 2006-4 Class B, 0.8944% 6/15/13 (h)	98,086	53,947
Fosse Master Issuer PLC Series 2007-1A Class C2, 1.6569% 10/18/54 (c)(h)	785,000	610,903
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,500,977
Class C, 5.43% 2/16/15	1,845,000	922,500
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9838% 2/25/34 (h)	102,727	31,842
Class M2, 1.0588% 2/25/34 (h)	165,638	110,659
Series 2004-D:
Class M4, 1.2588% 11/25/34 (h)	104,293	4,882
Class M5, 1.3088% 11/25/34 (h)	66,415	2,264
Series 2005-A:
Class M1, 0.7388% 1/25/35 (h)	9,604	9,062
Class M3, 0.7988% 1/25/35 (h)	120,398	25,425
Class M4, 0.9888% 1/25/35 (h)	46,138	19,442
Series 2006-3 Class 2A1, 0.3788% 2/25/37 (h)	1,200	1,193
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2006-A:
Class M4, 0.7088% 5/25/36 (h)	$ 114,804	$ 1,233
Class M5, 0.8088% 5/25/36 (h)	23,236	219
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (c)(h)	298,944	219,070
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	971,850	845,510
GE Business Loan Trust:
Series 2003-1 Class A, 0.7744% 4/15/31 (c)(h)	44,781	27,764
Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(i)	62,751,242	115,443
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4544% 9/17/12 (h)	112,000	104,160
Class C, 0.5844% 9/17/12 (h)	87,000	78,300
Series 2007-1 Class C, 0.6144% 3/15/13 (h)	602,000	511,700
Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	3,182,369
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.6563% 4/20/32 (h)	157,013	154,728
GSAMP Trust:
Series 2002-HE Class M1, 2.1913% 11/20/32 (h)	73,027	33,044
Series 2003-FM1 Class M1, 1.5463% 3/20/33 (h)	143,403	87,834
Series 2003-HE2 Class M1, 0.9588% 8/25/33 (h)	229,968	150,957
Series 2004-AR1 Class M1, 0.9588% 6/25/34 (h)	278,359	94,919
Series 2007-HE1 Class M1, 0.5588% 3/25/47 (h)	115,495	4,262
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6488% 11/25/34 (h)	2,013	850
Series 2005-MTR1 Class A1, 0.4488% 10/25/35 (h)	204,955	198,422
Series 2006-FM1 Class M3, 0.6588% 4/25/36 (h)	54,734	590
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3888% 5/25/30 (c)(h)	1,028,238	257,060
Series 2006-3:
Class B, 0.7088% 9/25/46 (c)(h)	783,117	117,468
Class C, 0.8588% 9/25/46 (c)(h)	1,943,752	194,375
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.0688% 6/25/32 (h)	5,664	1,189
Series 2002-3 Class A5, 1.1888% 2/25/33 (h)	51	10
Series 2003-3:
Class A4, 1.2288% 2/25/33 (h)	493	102
Class M1, 1.5988% 8/25/33 (h)	120,820	58,125
Series 2003-5 Class A2, 1.0088% 12/25/33 (h)	44,160	12,635
Series 2003-7 Class A2, 1.0688% 3/25/34 (h)	4,453	737
Series 2003-8 Class M1, 1.3888% 4/25/34 (h)	690,776	332,791
Series 2004-1 Class M2, 2.0088% 6/25/34 (h)	295,918	182,024
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2004-3 Class M2, 2.0088% 8/25/34 (h)	$ 394,989	$ 225,189
Series 2004-7 Class A3, 0.6988% 1/25/35 (h)	78	29
Series 2005-1 Class M1, 0.7388% 5/25/35 (h)	131,239	118,556
Series 2005-3 Class M1, 0.7188% 8/25/35 (h)	94,568	87,050
Series 2005-5 Class 2A2, 0.5588% 11/25/35 (h)	41,680	38,200
Series 2006-1 Class 2A3, 0.5338% 4/25/36 (h)	408,994	283,897
Series 2006-7 Class M4, 0.6888% 1/25/37 (h)	63,287	275
Series 2006-8 Class 2A1, 0.3588% 3/25/37 (h)	29,969	27,308
Honda Auto Receivables Owner Trust Series 2009-2 Class A2, 2.22% 9/15/10	1,150,000	1,156,722
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (h)	35,279	21,503
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,623,493
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4844% 6/15/12 (h)	285,000	270,903
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (h)	291,113	175,582
Class M2, 0.8063% 1/20/35 (h)	218,344	127,433
Series 2005-3 Class A1, 0.5763% 1/20/35 (h)	1,212,491	650,171
Series 2006-2:
Class M1, 0.5863% 3/20/36 (h)	77,266	43,413
Class M2, 0.6063% 3/20/36 (h)	127,941	62,242
Series 2006-3 Class A1V, 0.3963% 3/20/36 (h)	57,604	55,790
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4988% 1/25/37 (h)	157,118	38,651
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	320,872	321,792
Class C, 4.22% 2/15/12	24,349	24,419
Series 2006-B Class C, 5.25% 5/15/13	508,901	503,190
Series 2007-A Class A3A, 5.04% 1/17/12	1,557,306	1,587,226
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	237,645	232,624
Class C, 5.61% 12/15/14 (c)	857,140	846,545
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4388% 11/25/36 (h)	157,766	62,897
Class MV1, 0.5388% 11/25/36 (h)	128,153	11,901
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (h)	134,808	104,965
Series 2006-A Class 2A1, 1.2575% 9/27/21 (h)	71,103	69,967
Asset-Backed Securities - continued
	Principal Amount	Value
Lancer Funding Ltd. Series 2006-1A Class A3, 2.8659% 4/6/46 (c)(h)	$ 390,260	$ 39
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5388% 6/25/33 (h)	261,130	129,997
Series 2004-2 Class M2, 1.3888% 6/25/34 (h)	49,632	36,618
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (h)	1,090,000	584,371
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	507,224	430,941
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	127,440	76,464
Class C, 6.125% 4/20/28 (c)	127,440	70,092
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5688% 10/25/36 (h)	57,024	1,590
Series 2007-HE1 Class M1, 0.6088% 5/25/37 (h)	99,598	3,337
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0088% 7/25/34 (h)	69,370	48,019
Series 2006-FM1 Class A2B, 0.4188% 4/25/37 (h)	304,899	233,598
Series 2006-OPT1 Class A1A, 0.5688% 6/25/35 (h)	215,442	100,012
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9588% 12/27/32 (h)	5,131	3,252
Series 2003-NC7 Class M1, 1.3588% 6/25/33 (h)	64,580	34,900
Series 2004-HE6 Class A2, 0.6488% 8/25/34 (h)	138,792	22,452
Series 2004-NC2 Class M1, 1.1338% 12/25/33 (h)	130,741	66,287
Series 2005-HE1 Class M2, 0.7788% 12/25/34 (h)	61,906	32,560
Series 2005-HE2 Class M1, 0.7088% 1/25/35 (h)	56,009	18,378
Series 2005-NC1 Class M1, 0.7488% 1/25/35 (h)	50,738	18,791
Series 2005-NC2 Class B1, 1.4788% 3/25/35 (h)	64,800	34,124
Series 2006-HE6 Class A2A, 0.3488% 9/25/36 (h)	340,288	325,326
Series 2006-NC4:
Class M4, 0.6588% 6/25/36 (h)	43,200	247
Class M6, 0.7588% 6/25/36 (h)	15,531	66
Series 2007-HE2 Class A2A, 0.3488% 1/25/37 (h)	12,310	9,544
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (h)	11,785	7,522
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (h)	6,746	5,059
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2888% 2/25/33 (h)	93,002	76,144
Series 2002-HE2 Class M1, 1.8088% 8/25/32 (h)	582,919	315,549
Series 2002-NC3:
Class A3, 0.9888% 8/25/32 (h)	4,374	735
Class M1, 1.3888% 8/25/32 (h)	7,702	3,804
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (h)	75,015	55,852
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3588% 11/25/36 (h)	$ 66,067	$ 61,938
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(h)(i)	1,725,000	155,250
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	1,696,500	320,554
Series 2005-2 Class AIO, 7.73% 3/25/12 (i)	1,265,000	73,623
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	900,000	50,907
Series 2006-1 Class AIO, 5.5% 4/25/11 (i)	1,410,000	98,700
Series 2006-2 Class AIO, 6% 8/25/11 (i)	700,000	70,000
Series 2006-3:
Class A1, 0.3388% 9/25/19 (h)	121,166	116,174
Class AIO, 7.1% 1/25/12 (i)	5,140,000	753,216
Series 2006-4:
Class A1, 0.3388% 3/25/25 (h)	113,190	105,577
Class AIO, 6.35% 2/27/12 (i)	880,000	120,683
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	815,862	820,645
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7788% 2/25/36 (h)	37,735	2,297
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	168,275	98,738
Series 2006-HE2 Class A2, 0.4288% 3/25/36 (h)	82,084	75,835
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.8225% 10/30/45 (h)	1,479,396	1,131,738
Ocala Funding LLC:
Series 2005-1A Class A, 1.8163% 3/20/10 (c)(h)	71,000	27,690
Series 2006-1A Class A, 1.7163% 3/20/11 (c)(h)	149,000	55,130
Option One Mortgage Loan Trust Series 2004-3 Class M3, 0.9588% 11/25/34 (h)	43,654	27,906
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9888% 9/25/34 (h)	415,338	245,454
Class M3, 1.5588% 9/25/34 (h)	797,630	161,407
Class M4, 1.7588% 9/25/34 (h)	1,086,724	107,725
Series 2004-WCW2 Class M3, 0.8588% 7/25/35 (h)	50,846	7,029
Series 2004-WHQ2:
Class A3E, 0.7288% 2/25/35 (h)	176,824	153,526
Class M1, 0.8988% 2/25/35 (h)	147,614	105,584
Series 2004-WWF1:
Class M3, 1.0488% 2/25/35 (h)	25,294	10,287
Class M4, 1.4088% 1/25/35 (h)	1,905,000	331,132
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 0.8288% 1/25/35 (h)	$ 97,891	$ 52,562
Class M3, 0.8688% 1/25/35 (h)	60,718	24,094
Class M4, 1.1388% 1/25/35 (h)	187,294	31,982
Series 2005-WHQ2:
Class M7, 1.5588% 5/25/35 (h)	913,983	25,950
Class M9, 2.1888% 5/25/35 (h)	75,060	1,188
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 0.6688% 9/25/36 (h)	216,432	596
Class M5, 0.6988% 9/25/36 (h)	28,326	52
Providian Master Note Trust Series 2006-C1A Class C1, 0.8944% 3/16/15 (c)(h)	461,052	410,897
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (c)	1,420,000	790,718
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	198,181	164,119
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1088% 4/25/33 (h)	648	111
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1038% 3/25/35 (h)	239,000	114,876
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4663% 3/20/19 (c)(h)	125,929	88,163
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 1.52% 6/15/21 (h)	1,800,000	1,268,106
Series 2004-A:
Class B, 1.9% 6/15/33 (h)	400,000	176,375
Class C, 2.27% 6/15/33 (h)	1,181,000	531,450
Series 2004-B Class C, 2.19% 9/15/33 (h)	1,900,000	608,000
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.9088% 8/25/34 (h)	25,652	17,147
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4588% 9/25/34 (h)	11,119	1,762
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6688% 2/25/34 (h)	17,421	7,797
Series 2007-GEL1 Class A2, 0.4988% 1/25/37 (c)(h)	166,061	48,935
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4444% 9/15/11 (h)	667,000	652,930
Class B, 0.6244% 9/15/11 (h)	499,154	379,357
Series 2007-AE1:
Class A, 0.4444% 1/15/12 (h)	124,178	117,053
Class B, 0.6444% 1/15/12 (h)	108,000	82,080
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust: - continued
Series 2007-AE1: - continued
Class C, 0.9444% 1/15/12 (h)	$ 134,000	$ 64,320
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.4444% 6/15/12 (h)	364,000	329,521
Series 2007-2 Class A, 0.9944% 10/15/12 (h)	1,515,000	1,348,350
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7388% 9/25/34 (h)	86,903	22,550
Series 2003-6HE Class A1, 0.7788% 11/25/33 (h)	4,628	1,397
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4944% 10/17/11 (h)	434,657	421,617
Class C, 0.6944% 10/17/11 (h)	408,370	387,952
Series 2007-1 Class C, 0.7144% 6/15/12 (h)	465,653	349,240
Volkswagen Auto Lease Trust Series 2009-A Class A2, 1% 7/15/11	930,000	933,124
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (c)	3,615,000	2,065,425
Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	878,376	885,074
Class D, 5.54% 12/20/12 (c)	2,245,000	1,393,001
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	1,135,200
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	112,639	11
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.6888% 10/25/36 (h)	76,507	1,328
Class M7, 1.1088% 10/25/36 (h)	23,286	157
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8444% 8/15/15 (c)(h)	888,516	752,583
Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	3,400,000	3,529,073
Series 2007-A5A Class A5, 1.0944% 10/15/14 (c)(h)	220,000	217,511
Series 2007-C1 Class C1, 0.7444% 5/15/14 (c)(h)	541,145	505,178
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	961	0
WFS Financial Owner Trust Series 2005-3 Class C, 4.54% 5/17/13	850,000	856,420
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (c)(h)	1,390,735	166,888
TOTAL ASSET-BACKED SECURITIES (Cost $138,903,467)		108,022,361
Collateralized Mortgage Obligations - 4.1%
	Principal Amount	Value
Private Sponsor - 1.4%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (c)(h)	$ 84,974	$ 63,731
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (c)(h)	299,000	283,416
Class 2M, 1.0544% 2/17/52 (c)(h)	203,000	186,230
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (c)(h)	185,531	79,778
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2036% 12/25/33 (h)	8,522	7,447
Series 2004-B Class 1A1, 4.6868% 3/25/34 (h)	9,483	8,025
Series 2004-C Class 1A1, 4.131% 4/25/34 (h)	15,362	12,983
Series 2005-H:
Class 1A1, 5.3265% 9/25/35 (h)	147,929	115,642
Class 2A2, 4.8018% 9/25/35 (h)	219,362	80,311
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5888% 1/25/35 (h)	602,430	306,176
Series 2005-2 Class 1A1, 0.5588% 3/25/35 (h)	611,765	310,986
Series 2005-5 Class 1A1, 0.5288% 7/25/35 (h)	556,019	271,257
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7088% 5/25/33 (h)	8,203	8,095
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7088% 1/25/35 (h)	72,549	36,052
Series 2004-2 Class 7A3, 0.7088% 2/25/35 (h)	206,281	118,249
Series 2004-4 Class 5A2, 0.7088% 3/25/35 (h)	45,136	22,119
Series 2005-1 Class 5A2, 0.6388% 5/25/35 (h)	54,210	29,159
Series 2005-10:
Class 5A1, 0.5688% 1/25/36 (h)	87,178	41,270
Class 5A2, 0.6288% 1/25/36 (h)	39,228	18,166
Series 2005-2:
Class 6A2, 0.5888% 6/25/35 (h)	11,815	6,168
Class 6M2, 0.7888% 6/25/35 (h)	187,207	36,341
Series 2005-4 Class 7A2, 0.5388% 8/25/35 (h)	20,530	9,168
Series 2005-8 Class 7A2, 0.5888% 11/25/35 (h)	52,506	28,535
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.0488% 5/25/34 (h)	22,589	11,408
Series 2004-AR5 Class 11A2, 1.0488% 6/25/34 (h)	43,334	23,431
Series 2004-AR6 Class 9A2, 1.0488% 10/25/34 (h)	18,667	10,698
Series 2004-AR7 Class 6A2, 1.0688% 8/25/34 (h)	5,251	2,876
Series 2004-AR8 Class 8A2, 1.0688% 9/25/34 (h)	42,392	30,630
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4688% 3/25/37 (h)	$ 435,931	$ 137,426
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4181% 9/19/36 (h)	70,135	61,742
Fannie Mae Series 2008-29 Class CA, 4.5% 9/25/35	4,971,361	5,111,618
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (h)	6,840	3,332
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (c)(h)	362,000	285,727
Class C2, 1.5769% 10/18/54 (c)(h)	121,000	56,604
Class M2, 1.3569% 10/18/54 (c)(h)	208,000	136,365
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (c)(h)	311,213	154,612
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (c)(h)	395,000	178,694
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9163% 12/20/54 (c)(h)	762,000	45,720
Series 2006-2 Class C1, 0.7863% 12/20/54 (h)	3,254,000	227,780
Series 2006-3 Class C2, 0.8163% 12/20/54 (h)	142,000	7,256
Series 2006-4:
Class B1, 0.4063% 12/20/54 (h)	381,000	64,770
Class C1, 0.6963% 12/20/54 (h)	233,000	13,980
Class M1, 0.4863% 12/20/54 (h)	100,000	11,000
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (h)	235,000	16,450
Class 1M1, 0.4663% 12/20/54 (h)	153,000	15,300
Class 2C1, 0.7463% 12/20/54 (h)	107,000	7,490
Class 2M1, 0.5663% 12/20/54 (h)	196,000	19,600
Series 2007-2 Class 2C1, 0.765% 12/17/54 (h)	272,000	16,320
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.5569% 1/20/44 (h)	54,183	6,122
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5481% 5/19/35 (h)	53,407	24,124
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (c)(h)	77,000	65,050
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7588% 10/25/34 (h)	547,206	321,677
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0488% 3/25/35 (h)	31,584	8,400
Series 2004-9:
Class M2, 1.2838% 1/25/35 (h)	132,432	37,965
Class M3, 1.3588% 1/25/35 (h)	98,171	23,658
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2004-9: - continued
Class M4, 1.8838% 1/25/35 (h)	$ 50,074	$ 8,298
Series 2005-1:
Class M4, 1.0588% 4/25/35 (h)	3,786	245
Class M5, 1.0788% 4/25/35 (h)	3,786	427
Class M6, 1.1288% 4/25/35 (h)	1,450	146
Series 2005-3 Class A1, 0.5488% 8/25/35 (h)	76,847	37,555
Series 2005-6 Class 1M3, 0.9188% 10/25/35 (h)	3,502	104
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6988% 9/26/45 (c)(h)	347,474	157,543
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5788% 3/25/35 (h)	66,554	39,208
Series 2007-3 Class 22A2, 0.5188% 5/25/47 (h)	181,030	72,071
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	184,458	140,397
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (h)	223,994	98,692
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.5144% 6/15/22 (c)(h)	26,395	13,198
Class C, 0.5344% 6/15/22 (c)(h)	161,633	72,735
Class D, 0.5444% 6/15/22 (c)(h)	62,186	18,656
Class E, 0.5544% 6/15/22 (c)(h)	99,468	24,867
Class F, 0.5844% 6/15/22 (c)(h)	179,345	39,456
Class G, 0.6544% 6/15/22 (c)(h)	37,282	7,456
Class H, 0.6744% 6/15/22 (c)(h)	74,650	11,198
Class J, 0.7144% 6/15/22 (c)(h)	87,091	8,709
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.6988% 3/25/28 (h)	386,594	250,408
Series 2003-B Class A1, 0.6488% 4/25/28 (h)	29,431	19,093
Series 2003-D Class A, 0.6188% 8/25/28 (h)	24,948	15,675
Series 2003-E Class A2, 2.0813% 10/25/28 (h)	41,516	27,157
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (h)	68,536	41,147
Class A2D, 2.3063% 11/25/29 (h)	9,939	6,756
Series 2004-G Class A2, 2.15% 1/25/30 (h)	33,349	22,162
Series 2005-A Class A2, 2.0013% 2/25/30 (h)	31,829	19,978
Series 2005-B Class A2, 1.4% 7/25/30 (h)	95,635	64,703
Series 2006-MLN1 Class M4, 0.6688% 7/25/37 (h)	206,820	910
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6788% 12/25/34 (h)	480,206	310,777
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust floater: - continued
Series 2004-2:
Class A2, 0.7588% 12/25/34 (h)	$ 649,204	$ 430,692
Series 2005-2 Class 1A1, 0.5688% 5/25/35 (h)	38,351	20,049
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5988% 7/25/35 (h)	391,595	179,723
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6088% 3/25/37 (h)	310,176	13,120
Permanent Financing No. 5 PLC floater Series 3 Class C, 2.0925% 6/10/42 (h)	1,935,000	1,928,146
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (h)	260,000	196,964
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (h)	66,269	49,039
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5716% 10/25/35 (h)	31,448	24,039
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7319% 7/10/35 (c)(h)	168,427	79,632
Series 2003-CB1 Class B3, 1.8319% 6/10/35 (c)(h)	131,269	67,564
Series 2004-A:
Class B4, 1.5819% 2/10/36 (c)(h)	100,024	33,398
Class B5, 2.0819% 2/10/36 (c)(h)	66,676	21,290
Series 2004-B:
Class B4, 1.4819% 2/10/36 (c)(h)	43,891	13,277
Class B5, 1.9319% 2/10/36 (c)(h)	33,990	9,058
Class B6, 2.3819% 2/10/36 (c)(h)	11,857	2,799
Series 2004-C:
Class B4, 1.3319% 9/10/36 (c)(h)	56,453	15,880
Class B5, 1.7319% 9/10/36 (c)(h)	63,302	15,686
Class B6, 2.1319% 9/10/36 (c)(h)	14,018	3,085
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.4088% 9/25/46 (h)	196,719	151,833
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (h)	369,497	249,474
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7588% 6/25/33 (c)(h)	34,805	22,912
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4088% 2/25/36 (c)(h)	3,410	3,371
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (h)	19,719	13,287
Series 2004-10 Class A4, 4.5188% 11/20/34 (h)	28,269	17,369
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (h)	84,634	50,346
Series 2004-4 Class A, 4.4388% 5/20/34 (h)	368,570	252,265
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-5 Class A3, 1.5925% 6/20/34 (h)	$ 344,247	$ 223,562
Series 2004-6:
Class A3A, 2.1613% 7/20/34 (h)	242,947	154,979
Class A3B, 2.3038% 7/20/34 (h)	5,948	3,725
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (h)	295,321	175,998
Class A3B, 2.1388% 7/20/34 (h)	3,929	2,289
Series 2005-1 Class A2, 1.7513% 2/20/35 (h)	353,027	225,629
Series 2005-2 Class A2, 2.03% 3/20/35 (h)	65,033	38,284
Series 2005-3 Class A1, 0.5163% 5/20/35 (h)	31,795	16,857
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1088% 9/25/36 (h)	66,744	1,103
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.5088% 6/25/35 (h)	173,674	104,684
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.7088% 9/25/33 (c)(h)	146,803	62,691
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6375% 9/25/36 (h)	415,454	172,792
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (c)(h)	1,505,953	1,098,904
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.3888% 9/25/46 (h)	11,977	11,488
Series 2006-AR7 Class C1B1, 0.3688% 7/25/46 (h)	3,518	3,442
sequential payer Series 2004-RA2 Class 2A, 7% 7/25/33	145,362	127,995
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 4.3579% 3/25/35 (h)	238,254	191,112
TOTAL PRIVATE SPONSOR		17,226,688
U.S. Government Agency - 2.7%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	527,637	544,775
Series 2006-64 Class PA, 5.5% 2/25/30	3,242,791	3,327,241
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	4,171,620	4,300,224
Series 2006-54 Class PE, 6% 2/25/33	1,478,671	1,560,207
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	$ 910,512	$ 963,402
Series 2003-76 Class BA, 4.5% 3/25/18	2,243,580	2,324,895
Series 2004-3 Class BA, 4% 7/25/17	92,416	95,151
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	410,970	435,400
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	1,312,726	1,384,481
Series 2690 Class PD, 5% 2/15/27	2,166,622	2,224,794
Series 2755 Class LC, 4% 6/15/27	1,858,813	1,888,647
Series 2901 Class UM, 4.5% 1/15/30	3,083,226	3,181,887
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	801,921	846,392
Series 2635 Class DG, 4.5% 1/15/18	2,588,479	2,678,433
Series 2780 Class A, 4% 12/15/14	2,036,660	2,063,425
Series 2786 Class GA, 4% 8/15/17	1,077,239	1,100,257
Series 2867 Class EA, 4.5% 11/15/18	751,573	778,849
Series 2895 Class EJ, 4% 8/15/17	1,647,294	1,695,949
Series 2970 Class YA, 5% 9/15/18	809,571	838,708
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	5,657	5,649
TOTAL U.S. GOVERNMENT AGENCY		32,238,766
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,409,055)		49,465,454
Commercial Mortgage Securities - 4.1%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9845% 2/3/11 (c)(h)(i)	14,476,060	227,593
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4493% 2/14/43 (h)(i)	3,799,312	128,514
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	519,506	517,235
Series 2007-3 Class A1, 5.659% 6/10/49 (h)	1,297,386	1,270,960
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-6 Class XP, 0.4315% 10/10/45 (h)(i)	$ 31,378,514	$ 437,162
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 1.7938% 7/11/43 (c)(h)(i)	5,286,301	56,972
Series 2004-6 Class XP, 0.4818% 12/10/42 (h)(i)	10,395,529	98,877
Series 2005-4 Class XP, 0.3166% 7/10/45 (h)(i)	14,898,308	78,887
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.8144% 3/15/22 (c)(h)	78,149	35,167
Class G, 0.8744% 3/15/22 (c)(h)	50,652	19,248
Series 2006-BIX1:
Class F, 0.6544% 10/15/19 (c)(h)	201,139	80,456
Class G, 0.6744% 10/15/19 (c)(h)	137,009	47,953
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1588% 12/25/33 (c)(h)	13,006	6,308
Series 2004-1:
Class A, 0.6688% 4/25/34 (c)(h)	603,124	392,031
Class B, 2.2088% 4/25/34 (c)(h)	73,067	21,189
Class M1, 0.8688% 4/25/34 (c)(h)	42,307	22,634
Class M2, 1.5088% 4/25/34 (c)(h)	40,807	17,955
Series 2004-2:
Class A, 0.7388% 8/25/34 (c)(h)	499,288	374,466
Class M1, 0.8888% 8/25/34 (c)(h)	177,943	95,200
Series 2004-3:
Class A1, 0.6788% 1/25/35 (c)(h)	839,059	545,388
Class A2, 0.7288% 1/25/35 (c)(h)	127,892	76,735
Class M1, 0.8088% 1/25/35 (c)(h)	45,278	25,356
Class M2, 1.3088% 1/25/35 (c)(h)	29,299	13,624
Series 2005-2A:
Class A1, 0.6188% 8/25/35 (c)(h)	189,831	104,825
Class M1, 0.7388% 8/25/35 (c)(h)	14,085	5,230
Class M2, 0.7888% 8/25/35 (c)(h)	23,231	7,984
Class M3, 0.8088% 8/25/35 (c)(h)	12,853	4,137
Class M4, 0.9188% 8/25/35 (c)(h)	11,799	3,623
Series 2005-3A:
Class A1, 0.6288% 11/25/35 (c)(h)	104,447	59,315
Class A2, 0.7088% 11/25/35 (c)(h)	67,714	35,550
Class M1, 0.7488% 11/25/35 (c)(h)	12,353	4,692
Class M2, 0.7988% 11/25/35 (c)(h)	15,684	5,637
Class M3, 0.8188% 11/25/35 (c)(h)	14,037	4,778
Class M4, 0.9088% 11/25/35 (c)(h)	17,488	5,715
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.6988% 1/25/36 (c)(h)	$ 1,215,006	$ 607,503
Class B1, 1.7088% 1/25/36 (c)(h)	81,755	21,665
Class M1, 0.7588% 1/25/36 (c)(h)	382,141	177,696
Class M2, 0.7788% 1/25/36 (c)(h)	145,011	63,805
Class M3, 0.8088% 1/25/36 (c)(h)	155,848	64,677
Class M4, 0.9188% 1/25/36 (c)(h)	79,747	31,101
Class M5, 0.9588% 1/25/36 (c)(h)	79,747	29,108
Class M6, 1.0088% 1/25/36 (c)(h)	80,928	27,515
Series 2006-1:
Class A2, 0.6688% 4/25/36 (c)(h)	36,945	18,328
Class M1, 0.6888% 4/25/36 (c)(h)	13,213	4,882
Class M2, 0.7088% 4/25/36 (c)(h)	13,961	4,900
Class M3, 0.7288% 4/25/36 (c)(h)	12,012	4,034
Class M4, 0.8288% 4/25/36 (c)(h)	6,807	2,197
Class M5, 0.8688% 4/25/36 (c)(h)	6,607	2,027
Class M6, 0.9488% 4/25/36 (c)(h)	13,173	3,822
Series 2006-2A:
Class A1, 0.5388% 7/25/36 (c)(h)	371,193	209,798
Class A2, 0.5888% 7/25/36 (c)(h)	33,511	17,630
Class B1, 1.1788% 7/25/36 (c)(h)	12,547	3,484
Class B3, 3.0088% 7/25/36 (c)(h)	18,957	4,574
Class M1, 0.6188% 7/25/36 (c)(h)	35,160	13,210
Class M2, 0.6388% 7/25/36 (c)(h)	24,807	8,822
Class M3, 0.6588% 7/25/36 (c)(h)	20,577	7,007
Class M4, 0.7288% 7/25/36 (c)(h)	13,895	4,538
Class M5, 0.7788% 7/25/36 (c)(h)	17,079	5,317
Class M6, 0.8488% 7/25/36 (c)(h)	25,481	7,507
Series 2006-3A:
Class B1, 1.1088% 10/25/36 (c)(h)	22,082	5,852
Class B2, 1.6588% 10/25/36 (c)(h)	15,927	3,424
Class B3, 2.9088% 10/25/36 (c)(h)	25,918	4,277
Class M4, 0.7388% 10/25/36 (c)(h)	24,405	9,152
Class M5, 0.7888% 10/25/36 (c)(h)	29,216	9,934
Class M6, 0.8688% 10/25/36 (c)(h)	57,188	18,014
Series 2006-4A:
Class A1, 0.5388% 12/25/36 (c)(h)	104,015	58,300
Class A2, 0.5788% 12/25/36 (c)(h)	471,482	196,985
Class B1, 1.0088% 12/25/36 (c)(h)	16,481	3,540
Class B2, 1.5588% 12/25/36 (c)(h)	17,055	3,319
Class B3, 2.7588% 12/25/36 (c)(h)	28,165	4,918
Class M1, 0.5988% 12/25/36 (c)(h)	33,406	10,633
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A: - continued
Class M2, 0.6188% 12/25/36 (c)(h)	$ 22,777	$ 6,806
Class M3, 0.6488% 12/25/36 (c)(h)	22,777	6,462
Class M4, 0.7088% 12/25/36 (c)(h)	27,332	7,382
Class M5, 0.7488% 12/25/36 (c)(h)	25,055	6,391
Class M6, 0.8288% 12/25/36 (c)(h)	22,777	5,394
Series 2007-1:
Class A2, 0.5788% 3/25/37 (c)(h)	512,936	243,644
Class B1, 0.9788% 3/25/37 (c)(h)	163,773	43,400
Class B2, 1.4588% 3/25/37 (c)(h)	120,072	28,817
Class B3, 3.6588% 3/25/37 (c)(h)	334,013	55,112
Class M1, 0.5788% 3/25/37 (c)(h)	140,259	65,220
Class M2, 0.5988% 3/25/37 (c)(h)	106,188	46,192
Class M3, 0.6288% 3/25/37 (c)(h)	92,220	38,271
Class M4, 0.6788% 3/25/37 (c)(h)	69,561	27,129
Class M5, 0.7288% 3/25/37 (c)(h)	116,282	42,443
Class M6, 0.8088% 3/25/37 (c)(h)	160,360	50,513
Series 2007-2A:
Class A1, 0.5788% 7/25/37 (c)(h)	78,712	43,685
Class A2, 0.6288% 7/25/37 (c)(h)	73,722	38,704
Class B1, 1.9088% 7/25/37 (c)(h)	23,099	5,544
Class B2, 2.5588% 7/25/37 (c)(h)	20,018	4,304
Class B3, 3.6588% 7/25/37 (c)(h)	22,514	4,615
Class M1, 0.6788% 7/25/37 (c)(h)	26,275	12,218
Class M2, 0.7188% 7/25/37 (c)(h)	14,744	6,488
Class M3, 0.7988% 7/25/37 (c)(h)	14,933	6,197
Class M4, 0.9588% 7/25/37 (c)(h)	28,752	9,776
Class M5, 1.0588% 7/25/37 (c)(h)	25,425	8,009
Class M6, 1.3088% 7/25/37 (c)(h)	32,267	9,358
Series 2007-3:
Class A2, 0.5988% 7/25/37 (c)(h)	130,114	52,410
Class B1, 1.2588% 7/25/37 (c)(h)	111,973	25,866
Class B2, 1.9088% 7/25/37 (c)(h)	286,624	57,210
Class B3, 4.3088% 7/25/37 (c)(h)	149,237	25,102
Class M1, 0.6188% 7/25/37 (c)(h)	98,299	30,954
Class M2, 0.6488% 7/25/37 (c)(h)	103,348	29,909
Class M3, 0.6788% 7/25/37 (c)(h)	167,288	45,419
Class M4, 0.8088% 7/25/37 (c)(h)	264,539	70,976
Class M5, 0.9088% 7/25/37 (c)(h)	131,873	31,953
Class M6, 1.1088% 7/25/37 (c)(h)	102,988	25,479
Series 2007-4A:
Class A2, 0.8588% 9/25/37 (c)(h)	962,473	577,484
Class B1, 2.8588% 9/25/37 (c)(h)	159,378	38,522
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A: - continued
Class B2, 3.7588% 9/25/37 (c)(h)	$ 597,608	$ 132,430
Class M1, 1.2588% 9/25/37 (c)(h)	149,140	69,350
Class M2, 1.3588% 9/25/37 (c)(h)	149,140	61,893
Class M4, 1.9088% 9/25/37 (c)(h)	393,030	133,630
Class M5, 2.0588% 9/25/37 (c)(h)	393,030	123,804
Class M6, 2.2588% 9/25/37 (c)(h)	393,127	114,007
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	4,767,789	52,446
Series 2006-2A Class IO, 1.7976% 7/25/36 (b)(c)(i)	13,170,814	729,663
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7844% 3/15/19 (c)(h)	102,211	66,873
Class H, 0.9944% 3/15/19 (c)(h)	68,774	19,257
Class J, 1.1944% 3/15/19 (c)(h)	51,667	7,750
Series 2007-BBA8:
Class D, 0.5944% 3/15/22 (c)(h)	52,963	26,482
Class E, 0.6444% 3/15/22 (c)(h)	275,033	126,515
Class F, 0.6944% 3/15/22 (c)(h)	168,653	72,521
Class G, 0.7444% 3/15/22 (c)(h)	43,346	16,905
Class H, 0.8944% 3/15/22 (c)(h)	52,963	19,067
Class J, 1.0444% 3/15/22 (c)(h)	52,963	14,830
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	1,531,522	1,495,279
Series 2002-TOP8 Class X2, 2.083% 8/15/38 (c)(h)(i)	5,909,417	150,432
Series 2003-PWR2 Class X2, 0.6031% 5/11/39 (c)(h)(i)	15,824,019	146,964
Series 2004-PWR6 Class X2, 0.7995% 11/11/41 (c)(h)(i)	6,225,449	108,312
Series 2005-PWR9 Class X2, 0.3884% 9/11/42 (c)(h)(i)	42,430,192	458,586
Series 2007-T28 Class A1, 5.422% 9/11/42	682,887	669,287
C-BASS Trust floater Series 2006-SC1 Class A, 0.5788% 5/25/36 (c)(h)	134,431	58,268
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8163% 5/15/35 (c)(h)(i)	35,232,159	1,397,142
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6744% 11/15/36 (c)(h)	56,376	14,094
Class H, 0.7144% 11/15/36 (c)(h)	45,122	10,378
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	463,693	460,754
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2004-C2 Class XP, 1.0812% 10/15/41 (c)(h)(i)	$ 8,219,154	$ 140,297
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4234% 10/15/48 (h)(i)	58,236,815	889,934
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 4/15/47 (h)	638,976	627,362
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.6544% 4/15/17 (c)(h)	120,571	62,391
Class E, 0.7144% 4/15/17 (c)(h)	38,383	18,247
Class F, 0.7544% 4/15/17 (c)(h)	21,773	9,703
Class G, 0.8944% 4/15/17 (c)(h)	21,773	9,015
Class H, 0.9644% 4/15/17 (c)(h)	21,773	8,709
Class J, 1.1944% 4/15/17 (c)(h)	16,697	6,428
Series 2005-FL11:
Class F, 0.7944% 11/15/17 (c)(h)	48,777	19,626
Class G, 0.8444% 11/15/17 (c)(h)	33,810	12,838
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (c)(h)(i)	2,118,325	28,226
Series 2005-LP5 Class XP, 0.336% 5/10/43 (h)(i)	13,624,236	85,525
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	190,673	191,204
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6636% 12/15/39 (h)(i)	45,122,289	1,002,473
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	16,707,183	297,650
Series 2003-C3 Class ASP, 1.6987% 5/15/38 (c)(h)(i)	16,672,414	232,709
Series 2004-C1 Class ASP, 0.953% 1/15/37 (c)(h)(i)	10,486,303	164,473
Series 2005-C1 Class ASP, 0.4767% 2/15/38 (c)(h)(i)	14,185,090	117,451
Series 2005-C2 Class ASP, 0.7297% 4/15/37 (c)(h)(i)	12,694,563	168,694
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.5144% 2/15/22 (c)(h)	236,650	78,095
0.6144% 2/15/22 (c)(h)	84,521	22,821
Class F, 0.6644% 2/15/22 (c)(h)	169,020	42,255
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,568,119	1,600,709
Commercial Mortgage Securities - continued
	Principal Amount	Value
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	$ 1,360,000	$ 1,134,254
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.0497% 5/15/33 (c)(h)(i)	10,383,592	169,024
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,808,958	1,803,136
Series 2004-C3 Class X2, 0.8287% 12/10/41 (h)(i)	9,798,591	99,839
Series 2006-C1 Class XP, 0.3002% 11/10/45 (h)(i)	20,466,988	101,559
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 0.9813% 1/5/36 (c)(h)(i)	15,615,079	175,607
Series 2005-GG3 Class XP, 0.7066% 8/10/42 (c)(h)(i)	38,512,299	593,921
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (c)(i)	95,164,605	932,613
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A Class F, 0.8544% 6/6/20 (c)(h)	105,970	52,985
Series 2007-EOP:
Class C, 0.7344% 3/6/20 (c)(h)	720,000	496,800
Class D, 0.7844% 3/6/20 (c)(h)	215,000	148,350
Class E, 0.8544% 3/6/20 (c)(h)	360,000	248,400
Class F, 0.8944% 3/6/20 (c)(h)	180,000	122,400
Class G, 0.9344% 3/6/20 (c)(h)	90,000	61,200
Class H, 1.0644% 3/6/20 (c)(h)	150,000	99,000
Class J, 1.2644% 3/6/20 (c)(h)	215,000	138,675
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	233,458	243,156
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	1,275,000	1,368,898
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	418,616	418,695
Series 2002-C3 Class X2, 1.1342% 7/12/35 (c)(h)(i)	4,475,450	25,038
Series 2003-CB7 Class X2, 0.7681% 1/12/38 (c)(h)(i)	3,130,372	31,223
Series 2003-LN1 Class X2, 0.6463% 10/15/37 (c)(h)(i)	19,040,052	153,021
Series 2004-C1 Class X2, 0.9689% 1/15/38 (c)(h)(i)	2,944,185	40,229
Series 2004-CB8 Class X2, 1.0899% 1/12/39 (c)(h)(i)	3,658,071	57,325
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5744% 11/15/18 (c)(h)	$ 29,296	$ 13,183
Class E, 0.6244% 11/15/18 (c)(h)	41,514	17,851
Class F, 0.6744% 11/15/18 (c)(h)	62,265	26,151
Class G, 0.7044% 11/15/18 (c)(h)	54,115	21,646
Class H, 0.8444% 11/15/18 (c)(h)	41,514	14,530
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (h)	895,687	890,567
Series 2008-C2 Class A1, 5.017% 2/12/51	490,571	492,236
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	647,662	651,876
Series 2006-C7 Class A1, 5.279% 11/15/38	292,024	293,912
Series 2007-C1 Class A1, 5.391% 2/15/40 (h)	373,545	377,935
Series 2007-C2 Class A1, 5.226% 2/15/40	363,955	360,639
Series 2002-C4 Class XCP, 1.3962% 10/15/35 (c)(h)(i)	9,386,557	39,746
Series 2002-C7 Class XCP, 0.9623% 1/15/36 (c)(h)(i)	6,724,444	37,138
Series 2003-C1 Class XCP, 1.277% 12/15/36 (c)(h)(i)	3,886,333	39,389
Series 2004-C2 Class XCP, 1.234% 3/15/36 (c)(h)(i)	6,373,742	108,774
Series 2004-C6 Class XCP, 0.5095% 8/15/36 (c)(h)(i)	9,461,807	105,789
Series 2005-C7 Class XCP, 0.1672% 11/15/40 (h)(i)	73,994,079	398,621
Series 2006-C1 Class XCP, 0.5111% 2/15/41 (h)(i)	55,680,894	557,488
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (h)(i)	26,132,725	528,469
Series 2007-C1 Class XCP, 0.6696% 2/15/40 (h)(i)	10,274,564	169,475
Series 2007-C2 Class XCP, 0.715% 2/15/40 (h)(i)	47,433,770	843,685
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.5408% 7/14/16 (c)(h)(i)	11,759,844	110,076
Series 2001-WM, 6.754% 7/14/16 (c)	1,085,000	1,021,401
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6844% 9/15/21 (c)(h)	145,070	39,894
Class G, 0.7044% 9/15/21 (c)(h)	286,588	71,647
Class H, 0.7444% 9/15/21 (c)(h)	73,934	16,635
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.7871% 7/12/34 (c)(h)(i)	3,931,968	5,412
Series 2005-MCP1 Class XP, 0.556% 6/12/43 (h)(i)	13,041,162	210,029
Series 2005-MKB2 Class XP, 0.2286% 9/12/42 (h)(i)	5,823,023	37,243
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	$ 394,379	$ 390,060
Series 2007-8 Class A1, 4.622% 8/12/49	655,537	637,530
Series 2006-4 Class XP, 0.6211% 12/12/49 (h)(i)	20,761,780	447,254
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.545% 7/15/19 (c)(h)	104,414	10,441
Series 2007-XCLA Class A1, 0.545% 7/17/17 (c)(h)	345,106	172,553
Series 2007-XLCA Class B, 0.8444% 7/17/17 (c)(h)	197,763	17,799
Series 2007-XLFA:
Class D, 0.535% 10/15/20 (c)(h)	84,694	21,174
Class E, 0.595% 10/15/20 (c)(h)	105,926	21,185
Class F, 0.645% 10/15/20 (c)(h)	63,569	11,442
Class G, 0.685% 10/15/20 (c)(h)	78,581	11,787
Class H, 0.775% 10/15/20 (c)(h)	49,464	4,946
Class J, 0.925% 10/15/20 (c)(h)	56,462	4,517
Class MHRO, 1.035% 10/15/20 (c)(h)	22,950	2,525
Class MJPM, 1.345% 10/15/20 (c)(h)	7,551	680
Class MSTR, 1.045% 10/15/20 (c)(h)	13,611	1,906
Class NHRO, 1.235% 10/15/20 (c)(h)	33,519	3,017
Class NSTR, 1.195% 10/15/20 (c)(h)	12,676	1,394
sequential payer:
Series 2003-IQ5 Class X2, 0.8728% 4/15/38 (c)(h)(i)	6,001,121	96,419
Series 2006-HQ8 Class A1, 5.124% 3/12/44	151,598	151,373
Series 2006-T23 Class A1, 5.682% 8/12/41	468,380	469,053
Series 2007-HQ11 Class A1, 5.246% 2/20/44	654,695	646,339
Series 2003-IQ6 Class X2, 0.5816% 12/15/41 (c)(h)(i)	12,134,174	156,459
Series 2005-HQ5 Class X2, 0.3919% 1/14/42 (h)(i)	11,675,756	81,950
Series 2005-IQ9 Class X2, 1.0455% 7/15/56 (c)(h)(i)	12,908,616	281,636
Series 2005-TOP17 Class X2, 0.7458% 12/13/41 (h)(i)	9,130,627	150,763
Series 2007-XLC1:
Class C, 0.9444% 7/17/17 (c)(h)	269,743	21,579
Class D, 1.0444% 7/17/17 (c)(h)	126,510	8,856
Class E, 1.1444% 7/17/17 (c)(h)	103,244	6,195
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3305% 3/12/35 (c)(h)(i)	$ 9,189,484	$ 201,803
Series 2003-TOP9 Class X2, 1.5602% 11/13/36 (c)(h)(i)	5,194,394	116,333
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7888% 3/24/18 (c)(h)	200,201	180,181
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5444% 1/15/18 (c)(h)	161,978	80,989
Series 2006-WL7A:
Class E, 0.6244% 9/15/21 (c)(h)	176,861	53,058
Class F, 0.6844% 8/11/18 (c)(h)	238,334	54,817
Class G, 0.7044% 8/11/18 (c)(h)	225,785	45,157
Class J, 0.9444% 8/11/18 (c)(h)	50,198	5,020
Series 2007-WHL8:
Class AP1, 1.0444% 6/15/20 (c)(h)	11,855	2,371
Class AP2, 1.1444% 6/15/20 (c)(h)	19,414	1,941
Class F, 0.8244% 6/15/20 (c)(h)	376,985	75,397
Class LXR2, 1.1444% 6/15/20 (c)(h)	257,008	25,702
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	2,604,382	2,566,560
Series 2007-C30 Class A1, 5.031% 12/15/43	614,822	607,001
Series 2007-C31 Class A1, 5.14% 4/15/47	360,024	356,229
Series 2005-C18 Class XP, 0.3244% 4/15/42 (c)(h)(i)	18,742,254	156,841
Series 2005-C20 Class A3SF, 0.4744% 7/15/42 (h)	1,302,576	1,210,674
Series 2006-C23 Class X, 0.0796% 1/15/45 (c)(h)(i)	250,622,000	1,039,831
Series 2006-C24 Class XP, 0.0776% 3/15/45 (c)(h)(i)	44,069,226	173,285
Series 2007-C30 Class XP, 0.4317% 12/15/43 (c)(h)(i)	49,472,402	780,635
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $59,099,417)		48,713,445
Commercial Paper - 0.4%

Nationwide Building Society yankee 1.42% 6/8/09	1,000,000	999,939
Rabobank USA Financial Corp. yankee 0.9% 8/10/09	4,000,000	3,998,735
TOTAL COMMERCIAL PAPER (Cost $4,992,491)		4,998,674
Cash Equivalents - 4.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $47,234,000)	$ 47,234,675	$ 47,234,000
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,273,354,998)		1,232,998,080
NET OTHER ASSETS - (3.6)%		(42,905,924)
NET ASSETS - 100%		$ 1,190,092,156
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
92 Eurodollar 90 Day Index Contracts	June 2009	$ 91,848,200	$ 368,508
92 Eurodollar 90 Day Index Contracts	Sept. 2009	91,830,950	374,958
72 Eurodollar 90 Day Index Contracts	Dec. 2009	71,830,800	75,613
72 Eurodollar 90 Day Index Contracts	March 2010	71,804,700	74,021
47 Eurodollar 90 Day Index Contracts	June 2010	46,840,788	25,124
47 Eurodollar 90 Day Index Contracts	Sept. 2010	46,806,125	20,411
TOTAL EURODOLLAR CONTRACTS			$ 938,635
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)

	Oct. 2034	$ 118,956	$ (91,277)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	105,811	(99,587)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (g)	August 2034	84,499	(62,399)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (g)	Oct. 2034	107,663	(60,834)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	31,876	(23,579)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (g)

	March 2034	$ 20,912	$ (2,837)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	1,009	(964)
		$ 470,726	$ (341,477)
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,488,793 or 6.4% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $30,122,369 or 2.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $410,341.

(g) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,737,667 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,055,596
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$47,234,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 2,083,417
Bank of America, NA	4,010,676
Barclays Capital, Inc.	6,684,460
Credit Suisse Securities (USA) LLC	330,094
Deutsche Bank Securities, Inc.	7,387,513
HSBC Securities (USA), Inc.	6,684,460
ING Financial Markets LLC	2,228,153
J.P. Morgan Securities, Inc.	15,597,073
Mizuho Securities USA, Inc.	1,114,077
Societe Generale, New York Branch	1,114,077
$ 47,234,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 115,161
Fidelity Ultra-Short Central Fund	592,559
Total	$ 707,720
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 6,291,778	$ 91,859	$ 5,738,675	$ -	0.0%
Fidelity Ultra-Short Central Fund	76,202,764	-	64,126,624*	-	0.0%
Total	$ 82,494,542	$ 91,859	$ 69,865,299	$ -
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,232,998,080	$ -	$ 1,204,109,017	$ 28,889,063
Other Financial Instruments*	$ 597,158	$ 938,635	$ (126,070)	$ (215,407)
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,559,315	$ (1,233,143)
Total Realized Gain (Loss)	(210,834)	-*
Total Unrealized Gain (Loss)	(11,785,099)	1,018,004
Cost of Purchases	13,337,523	-
Proceeds of Sales	(3,268,302)	-
Amortization/Accretion	(875,109)	-
Transfer in/out of Level 3	29,131,569	(268)
Ending Balance	$ 28,889,063	$ (215,407)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(1,174,024).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,272,044,489. Net unrealized depreciation aggregated $39,046,409, of which $16,109,131 related to appreciated investment securities and $55,155,540 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller of protection. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller of protection is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $470,726 representing 0.04% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Mortgage Securities Fund

(A Class of Fidelity® Advisor
Mortgage Securities Fund)

May 31, 2009

1.804979.105

MOR-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 94.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 59.6%
3.279% 3/1/35 (d)	$ 104	$ 106
3.575% 1/1/32 (d)	143	146
3.963% 1/1/35 (d)	2,234	2,277
4.136% 1/1/35 (d)	1,708	1,750
4.298% 3/1/33 (d)	73	75
4.312% 7/1/35 (d)	878	895
4.414% 3/1/37 (d)	2,542	2,615
4.43% 3/1/35 (d)	286	295
4.5% 10/1/19 to 5/1/39 (c)	28,625	29,273
4.5% 6/1/24 (b)	7,000	7,167
4.5% 6/16/24 (b)	10,000	10,238
4.5% 6/16/24 (b)	6,500	6,655
4.5% 6/11/39 (b)(c)	15,000	15,120
4.5% 6/11/39 (b)	4,000	4,032
4.5% 6/11/39 (b)	4,000	4,032
4.5% 6/11/39 (b)	4,000	4,032
4.512% 11/1/36 (d)	125	129
4.548% 10/1/33 (d)	125	128
4.647% 4/1/35 (d)	811	829
4.667% 7/1/35 (d)	162	167
4.702% 2/1/35 (d)	942	976
4.715% 11/1/35 (d)	984	1,014
4.739% 4/1/33 (d)	1,427	1,456
4.739% 8/1/35 (d)	717	736
4.909% 1/1/35 (d)	536	550
4.935% 7/1/35 (d)	42	44
4.987% 7/1/35 (d)	2,945	3,033
5% 9/1/16 to 7/1/38 (c)	86,613	89,083
5% 6/16/24 (b)	2,500	2,586
5% 6/11/39 (b)(c)	1,000	1,024
5% 6/11/39 (b)(c)	14,000	14,334
5.031% 1/1/37 (d)	1,161	1,200
5.075% 4/1/35 (d)	402	414
5.152% 8/1/34 (d)	1,052	1,080
5.305% 7/1/35 (d)	412	427
5.307% 7/1/35 (d)	756	788
5.324% 6/1/36 (d)	1,733	1,814
5.342% 2/1/37 (d)	556	577
5.479% 6/1/32 (d)	294	299
5.5% 6/1/11 to 7/1/38 (c)	158,960	165,139
5.5% 6/1/39 (b)	5,000	5,169
5.5% 6/11/39 (b)	4,000	4,135
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 6/11/39 (b)(c)	$ 20,000	$ 20,674
5.573% 10/1/36 (d)	285	298
5.766% 3/1/36 (d)	2,995	3,119
5.804% 9/1/36 (d)	816	841
5.806% 11/1/36 (d)	773	800
5.823% 7/1/36 (d)	607	638
5.854% 3/1/36 (d)	1,777	1,872
5.859% 3/1/36 (d)	1,459	1,526
5.869% 5/1/36 (d)	516	539
5.952% 4/1/36 (d)	398	414
5.979% 9/1/36 (d)	551	580
6% 8/1/09 to 12/1/38 (c)	97,821	103,257
6.002% 4/1/36 (d)	5,527	5,769
6.025% 9/1/36 (d)	778	819
6.091% 9/1/36 (d)	640	671
6.131% 4/1/36 (d)	789	824
6.231% 5/1/36 (d)	1,771	1,852
6.24% 6/1/36 (d)	3,037	3,172
6.245% 8/1/46 (d)	320	335
6.248% 6/1/36 (d)	131	136
6.346% 5/1/36 (d)	1,315	1,375
6.433% 4/1/37 (d)	961	1,013
6.499% 12/1/36 (d)	203	213
6.5% 5/1/12 to 5/1/38	50,088	53,798
6.5% 6/11/39 (b)	4,000	4,264
6.5% 6/11/39 (b)(c)	6,000	6,396
6.555% 12/1/36 (d)	285	299
6.735% 5/1/37 (d)	31	32
6.792% 9/1/37 (d)	1,355	1,424
6.825% 9/1/37 (d)	599	630
6.946% 9/1/37 (d)	514	540
7% 12/1/15 to 5/1/30	4,310	4,684
7.082% 9/1/37 (d)	719	756
7.5% 8/1/22 to 9/1/32	2,415	2,639
8% 12/1/29 to 3/1/37	158	171
8.5% 1/1/16 to 7/1/31	214	235
9% 2/1/13 to 10/1/30	531	589
9.5% 11/1/09 to 8/1/22	76	84
11% 8/1/10	5	5
12.25% 5/1/15	13	14
12.5% 8/1/15 to 3/1/16	17	20
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.75% 2/1/15	$ 4	$ 4
13.5% 9/1/14	3	4
		613,164
Freddie Mac - 28.6%
3.155% 2/1/34 (d)	165	168
3.479% 3/1/35 (d)	173	176
3.738% 5/1/34 (d)	29	29
4% 5/1/24	7,950	8,021
4.3% 12/1/33 (d)	1,006	1,028
4.305% 6/1/35 (d)	272	279
4.333% 11/1/31 (d)	58	60
4.469% 3/1/34 (d)	2,098	2,142
4.485% 1/1/35 (d)	202	208
4.486% 5/1/35 (d)	487	501
4.583% 6/1/33 (d)	1,908	1,972
4.707% 11/1/35 (d)	893	916
4.774% 3/1/35 (d)	499	510
4.794% 2/1/36 (d)	230	238
5% 3/1/18 to 6/1/38	48,555	50,145
5% 6/11/39 (b)	2,000	2,046
5% 6/11/39 (b)	5,000	5,115
5.023% 4/1/35 (d)	140	146
5.162% 10/1/33 (d)	1,455	1,498
5.437% 4/1/37 (d)	329	337
5.5% 6/1/09 to 1/1/38	38,869	40,413
5.5% 6/11/39 (b)	18,000	18,593
5.5% 6/11/39 (b)	9,000	9,296
5.5% 6/11/39 (b)	14,000	14,461
5.5% 6/11/39 (b)	30,000	30,988
5.561% 1/1/37 (d)	1,727	1,794
5.692% 10/1/35 (d)	229	241
5.737% 5/1/37 (d)	577	600
5.78% 4/1/37 (d)	1,896	1,969
5.787% 3/1/37 (d)	1,746	1,791
5.813% 6/1/37 (d)	1,462	1,522
5.947% 4/1/36 (d)	1,188	1,235
6% 4/1/14 to 7/1/37	35,043	37,034
6.072% 6/1/36 (d)	1,039	1,083
6.142% 12/1/36 (d)	877	916
6.145% 4/1/37 (d)	558	586
6.146% 10/1/36 (d)	125	132
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.205% 8/1/36 (d)	$ 3,062	$ 3,193
6.22% 7/1/36 (d)	568	593
6.264% 3/1/36 (d)	2,717	2,853
6.316% 10/1/36 (d)	2,821	2,944
6.418% 6/1/37 (d)	167	175
6.423% 12/1/36 (d)	1,517	1,595
6.5% 4/1/11 to 3/1/37	23,530	25,274
6.619% 6/1/37 (d)	187	196
6.628% 1/1/37 (d)	1,677	1,753
6.644% 6/1/36 (d)	389	410
6.651% 8/1/37 (d)	1,105	1,158
7% 6/1/21 to 9/1/36	6,075	6,587
7.148% 2/1/37 (d)	195	205
7.347% 4/1/37 (d)	78	83
7.5% 11/1/10 to 7/1/34	8,224	8,889
8% 11/1/16 to 1/1/37	221	240
8.5% 6/1/16 to 9/1/20	24	25
9% 7/1/13 to 5/1/21	197	215
10% 7/1/09 to 5/1/19	37	40
10.5% 8/1/10 to 2/1/16	2	2
12.5% 10/1/12 to 12/1/14	24	26
13% 12/1/13 to 6/1/15	57	63
		294,708
Government National Mortgage Association - 6.5%
4.5% 5/15/39	12,000	12,133
5% 1/20/33 to 2/20/39	6,923	7,152
5% 6/18/39 (b)	3,000	3,081
5.5% 6/1/39 (b)	1,000	1,036
5.5% 6/18/39 (b)	2,000	2,074
5.5% 6/18/39 (b)	5,000	5,184
5.5% 6/18/39 (b)	6,000	6,216
5.5% 6/18/39 (b)	5,300	5,495
5.5% 6/18/39 (b)	3,000	3,111
5.5% 6/18/39 (b)	1,000	1,036
6% 1/15/36	7,190	7,570
6.5% 5/15/28 to 7/15/36	6,623	7,098
7% 2/15/24 to 7/15/32	3,216	3,496
7.5% 9/15/16 to 4/15/32	1,066	1,151
8% 6/15/21 to 12/15/25	407	441
8.5% 8/15/16 to 10/15/28	593	651
9% 11/20/17	2	2
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
10.5% 12/20/15 to 2/20/18	$ 55	$ 62
13.5% 7/15/11	1	1
		66,990
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $951,542)		974,862
Asset-Backed Securities - 4.6%

Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.3588% 10/25/36 (d)	73	72
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R10 Class A2B, 0.5288% 12/25/35 (d)	490	354
Bear Stearns Asset Backed Securities I Trust:
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (d)	600	290
Series 2006-HE1 Class 1A2, 0.5288% 12/25/35 (d)	3,160	2,549
Series 2007-HE3 Class 1A1, 0.4288% 4/25/37 (d)	517	404
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (d)	252	221
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	291
Citigroup Mortgage Loan Trust:
Series 2006-NC2 Class A2A, 0.3488% 9/25/36 (d)	22	22
Series 2006-WF2 Class A2B, 5.735% 5/25/36	70	69
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.4288% 1/25/37 (d)	37	35
Series 2007-11 Class 2A1, 0.3688% 6/25/47 (d)	3,720	3,434
Series 2007-4 Class A1A, 0.4288% 9/25/37 (d)	3,019	2,811
Series 2007-5 Class 2A1, 0.4088% 4/25/29 (d)	1,846	1,498
Series 2007-BC2 Class 2A1, 0.3988% 6/25/37 (d)	544	452
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 0.4188% 4/25/36 (d)	228	218
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	388
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	214
Fremont Home Loan Trust Series 2006-3 Class 2A1, 0.3788% 2/25/37 (d)	1	1
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(d)	160	14
Series 2004-AR2 Class B1, 2.2088% 8/25/34 (d)	796	65
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3588% 3/25/37 (d)	35	32
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	$ 10,840	$ 5,420
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (d)	1,785	957
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (d)	106	103
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3788% 7/25/37 (d)	377	357
Morgan Stanley ABS Capital I Trust:
Series 2005-3 Class A3, 0.6888% 8/25/35 (d)	5,416	4,760
Series 2006-HE6 Class A2A, 0.3488% 9/25/36 (d)	408	390
Series 2007-HE2 Class A2A, 0.3488% 1/25/37 (d)	60	47
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (d)	59	38
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (d)	38	29
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (d)	814	606
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3588% 11/25/36 (d)	76	71
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (e)	2,844	537
Series 2006-4 Class AIO, 6.35% 2/27/12 (e)	4,205	577
Series 2007-1 Class AIO, 7.27% 4/25/12 (e)	6,370	984
Series 2007-2 Class AIO, 6.7% 7/25/12 (e)	4,540	742
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	142	83
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3788% 1/25/37 (d)	93	88
Ocala Funding LLC Series 2006-1A Class A, 1.7163% 3/20/11 (a)(d)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3988% 5/25/37 (d)	206	189
Series 2007-6 Class 2A1, 0.3688% 7/25/37 (d)	236	218
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 0.3688% 9/25/37 (d)	153	151
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 0.3788% 9/25/36 (d)	219	217
RAMP Trust Series 2006-RS4 Class A2, 0.4188% 7/25/36 (d)	3,238	3,009
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	401	332
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3788% 2/25/37 (d)	252	230
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0288% 1/25/36 (d)	500	6
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust: - continued
Series 2006-FR4 Class A2A, 0.3888% 8/25/36 (d)	$ 289	$ 157
Series 2007-NC1 Class A2A, 0.3588% 12/25/36 (d)	190	153
Structured Asset Investment Loan Trust Series 2006-BNC3 Class A2, 0.3488% 9/25/36 (d)	4,100	3,819
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.7388% 5/25/35 (d)	1,995	647
Series 2007-BC4 Class A3, 0.6875% 11/25/37 (d)	2,151	1,864
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3988% 6/25/37 (d)	4,908	3,619
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	0*
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	0*
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	0*
Wells Fargo Home Equity Trust:
Series 2006-2 Class A2, 0.4088% 7/25/36 (d)	594	549
Series 2007-2 Class A1, 0.3988% 4/25/37 (d)	3,302	2,730
TOTAL ASSET-BACKED SECURITIES (Cost $64,660)		47,890
Collateralized Mortgage Obligations - 15.8%

Private Sponsor - 3.9%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (d)	5,887	4,315
Arkle Master Issuer PLC floater Series 2006-1A Class 3C, 1.2444% 2/17/52 (a)(d)	910	683
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2883% 11/25/33 (d)	452	388
Series 2004-1 Class 2A2, 4.6694% 10/25/34 (d)	1,605	1,351
Series 2004-A:
Class 2A1, 5.4582% 2/25/34 (d)	299	259
Class 2A2, 5.4582% 2/25/34 (d)	1,293	1,120
Series 2004-D Class 2A1, 3.9318% 5/25/34 (d)	178	151
Series 2005-H:
Class 1A1, 5.3265% 9/25/35 (d)	176	137
Class 2A2, 4.8018% 9/25/35 (d)	1,799	659
Chase Mortgage Finance Trust Series 2007-A1 Class 2A1, 4.1375% 2/25/37 (b)(d)	7,114	6,289
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 5.725% 11/25/36 (d)	192	98
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 0.7088% 3/25/35 (d)	$ 63	$ 31
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.142% 1/28/32 (a)(d)	228	125
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1134% 10/25/34 (d)	1,692	1,281
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 1.5769% 10/18/54 (a)(d)	770	360
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (a)(d)	1,675	832
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (a)(d)	2,520	1,140
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8663% 12/20/54 (d)	700	42
Series 2006-2 Class C1, 0.7863% 12/20/54 (d)	155	11
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (d)	940	66
Class 2C1, 0.7463% 12/20/54 (d)	500	35
Series 2007-2 Class 2C1, 0.765% 12/17/54 (d)	1,355	81
Granite Mortgages PLC floater Series 2003-3 Class 1B, 2.0069% 1/20/44 (d)	661	166
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (d)	859	582
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (a)(d)	490	414
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.5488% 4/25/36 (d)	2,546	1,129
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5188% 5/25/47 (d)	1,000	398
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (d)	3,993	1,759
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.9375% 8/25/34 (d)	2,800	2,349
Series 2006-A6 Class A4, 5.3866% 10/25/33 (d)	2,231	1,885
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (d)	610	462
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	669	611
Series 2004-SL2 Class A1, 6.5% 10/25/16	76	65
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2753% 7/25/34 (d)	1,416	1,110
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4553% 4/25/33 (d)	$ 1,411	$ 1,166
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,005	868
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0937% 12/25/35 (d)	2,065	1,144
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5433% 11/25/34 (d)	1,387	1,183
Class A9, 4.5433% 11/25/34 (d)	3,773	2,633
Series 2005-AR2 Class 1A2, 4.6384% 3/25/35 (d)	621	272
Series 2005-AR3 Class 2A1, 4.3579% 3/25/35 (d)	276	221
Series 2006-AR8 Class 3A1, 5.2373% 4/25/36 (d)	3,240	2,524
TOTAL PRIVATE SPONSOR		40,395
U.S. Government Agency - 11.9%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,500	3,682
Class PZ, 6% 2/25/24	2,728	2,894
Series 1999-15 Class PC, 6% 9/25/18	471	473
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,196
Series 1993-165 Class SH, 18.8275% 9/25/23 (d)(g)	148	178
Series 1999-17 Class PG, 6% 4/25/29	4,928	5,246
Series 2003-22 Class IO, 6% 4/25/33 (e)	3,794	445
Series 2003-26 Class KI, 5% 12/25/15 (e)	1,287	33
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(e)	1,689	114
Series 2009-16 Class SA, 5.9412% 3/25/24 (d)(e)	4,905	354
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (f)	3,470	2,997
Series 339 Class 29, 5.5% 7/1/18 (e)	1,679	208
Series 348 Class 14, 6.5% 8/1/34 (e)	836	106
Series 351:
Class 12, 5.5% 4/1/34 (e)	622	70
Class 13, 6% 3/1/34 (e)	795	98
Series 359, Class 19 6% 7/1/35 (e)	813	99
Series 384 Class 6, 5% 7/25/37 (e)	4,092	535
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2007-36 Class FG, 0.7088% 4/25/37 (d)	2,849	2,812
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2007-57 Class FA, 0.5388% 6/25/37 (d)	$ 6,828	$ 6,643
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	3,574	3,802
Series 2001-52 Class YZ, 6.5% 10/25/31	197	214
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,382
Series 2001-72 Class NZ, 6% 12/25/31	1,177	1,251
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,093
Series 2005-73 Class SA, 16.7473% 8/25/35 (d)	836	915
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	4,248	4,516
Series 2001-31 Class ZC, 6.5% 7/25/31	1,463	1,584
Series 2002-16 Class ZD, 6.5% 4/25/32	643	698
Series 2002-79 Class Z, 5.5% 11/25/22	2,239	2,344
Series 2003-80 Class CG, 6% 4/25/30	560	582
Series 2005-41 Class LA, 5.5% 5/25/35	3,151	3,322
Series 1999-33 Class PK, 6% 7/25/29	2,408	2,563
Series 2003-21 Class SK, 7.7913% 3/25/33 (d)(e)(g)	754	80
Series 2003-3 Class HS, 7.3413% 9/25/16 (d)(e)(g)	41	2
Series 2003-35:
Class BS, 6.6913% 4/25/17 (d)(e)(g)	475	24
Class TQ, 7.1913% 5/25/18 (d)(e)	668	68
Series 2003-42:
Class HS, 6.7913% 12/25/17 (d)(e)(g)	6,098	493
Class SJ, 6.7413% 11/25/22 (d)(e)	833	77
Series 2003-48 Class HI, 5% 11/25/17 (e)	2,501	183
Series 2004-54 Class SW, 5.6913% 6/25/33 (d)(e)(g)	3,413	223
Series 2006-4 Class IT, 6% 10/25/35 (e)	387	21
Series 2007-36:
Class GO, 0% 4/25/37 (f)	456	350
Class SG, 6.2913% 4/25/37 (d)(e)(g)	5,916	541
Series 2007-57 Class SA, 38.7675% 6/25/37 (d)(g)	4,299	6,122
Series 2007-66:
Class FB, 0.7088% 7/25/37 (d)	4,685	4,605
Class SA, 37.7475% 7/25/37 (d)(g)	2,882	3,893
Class SB, 37.7475% 7/25/37 (d)(g)	863	1,299
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (d)	160	159
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Class GY, 0% 5/15/37 (d)	$ 192	$ 193
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	4,499	4,776
Series 2104 Class PG, 6% 12/15/28	1,360	1,430
Series 2162 Class PH, 6% 6/15/29	471	500
Series 70 Class C, 9% 9/15/20	92	101
sequential payer Series 2114 Class ZM, 6% 1/15/29	644	682
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,543	1,630
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (d)	438	438
Series 3129 Class MF, 0% 7/15/34 (d)	310	310
Series 3222 Class HF, 0% 9/15/36 (d)	471	457
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,757	1,861
Series 2131 Class BG, 6% 3/15/29	7,083	7,529
Series 2137 Class PG, 6% 3/15/29	1,734	1,837
Series 2154 Class PT, 6% 5/15/29	2,676	2,836
Series 2435 Class VG, 6% 2/15/13	618	637
Series 2520 Class BE, 6% 11/15/32	1,970	2,101
Series 2585 Class KS, 7.2556% 3/15/23 (d)(e)(g)	423	38
Series 2590 Class YR, 5.5% 9/15/32 (e)	135	15
Series 2802 Class OB, 6% 5/15/34	3,375	3,539
Series 2810 Class PD, 6% 6/15/33	2,540	2,695
Series 3077 Class TO, 0% 4/15/35 (f)	3,866	3,026
Series 3122 Class DS, 6.3556% 3/15/36 (d)(e)	3,505	397
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,934	2,049
Series 2274 Class ZM, 6.5% 1/15/31	716	771
Series 2281 Class ZB, 6% 3/15/30	856	909
Series 2502 Class ZC, 6% 9/15/32	1,721	1,830
Series 2564 Class ES, 7.2556% 2/15/22 (d)(e)(g)	629	42
Series 2575 Class ID, 5.5% 8/15/22 (e)	111	8
Series 2817 Class SD, 6.7056% 7/15/30 (d)(e)(g)	1,233	94
Series 3097 Class IA, 5.5% 3/15/33 (e)	3,376	290
Series 1658 Class GZ, 7% 1/15/24	2,017	2,184
Series 2587 Class IM, 6.5% 3/15/33 (e)	1,270	187
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2844:
Class SC, 44.5615% 8/15/24 (d)(g)	$ 89	$ 128
Class SD, 81.973% 8/15/24 (d)(g)	131	304
Series 2957 Class SW, 5.6556% 4/15/35 (d)(e)	5,414	434
Series 3002 Class SN, 6.1556% 7/15/35 (d)(e)(g)	5,392	462
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,737	1,844
Series 2003-11 Class S, 6.215% 2/16/33 (d)(e)(g)	4,261	413
Series 2004-32 Class GS, 6.165% 5/16/34 (d)(e)(g)	1,230	94
TOTAL U.S. GOVERNMENT AGENCY		122,660
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $173,910)		163,055
Commercial Mortgage Securities - 1.2%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2691% 2/14/43 (d)	8,300	5,862
Class PS1, 1.4493% 2/14/43 (d)(e)	14,469	489
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.1088% 10/25/36 (a)(d)	253	67
Class B2, 1.6588% 10/25/36 (a)(d)	165	36
Class B3, 2.9088% 10/25/36 (a)(d)	297	49
Class M4, 0.7388% 10/25/36 (a)(d)	253	95
Class M5, 0.7888% 10/25/36 (a)(d)	323	110
Class M6, 0.8688% 10/25/36 (a)(d)	626	197
Series 2006-4A:
Class B1, 1.0088% 12/25/36 (a)(d)	99	21
Class B2, 1.5588% 12/25/36 (a)(d)	95	18
Class B3, 2.7588% 12/25/36 (a)(d)	175	31
Series 2007-1:
Class B1, 0.9788% 3/25/37 (a)(d)	147	39
Class B2, 1.4588% 3/25/37 (a)(d)	107	26
Class B3, 3.6588% 3/25/37 (a)(d)	305	50
Class M1, 0.5788% 3/25/37 (a)(d)	123	57
Class M2, 0.5988% 3/25/37 (a)(d)	95	41
Class M3, 0.6288% 3/25/37 (a)(d)	83	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Class M4, 0.6788% 3/25/37 (a)(d)	$ 63	$ 25
Class M5, 0.7288% 3/25/37 (a)(d)	103	38
Class M6, 0.8088% 3/25/37 (a)(d)	147	46
Series 2007-2A:
Class B1, 1.9088% 7/25/37 (a)(d)	114	27
Class B2, 2.5588% 7/25/37 (a)(d)	96	21
Class B3, 3.6588% 7/25/37 (a)(d)	109	22
Class M4, 0.9588% 7/25/37 (a)(d)	140	48
Class M5, 1.0588% 7/25/37 (a)(d)	127	40
Class M6, 1.3088% 7/25/37 (a)(d)	158	46
Series 2007-3:
Class B1, 1.2588% 7/25/37 (a)(d)	99	23
Class B2, 1.9088% 7/25/37 (a)(d)	258	51
Class B3, 4.3088% 7/25/37 (a)(d)	133	22
Class M1, 0.6188% 7/25/37 (a)(d)	87	27
Class M2, 0.6488% 7/25/37 (a)(d)	91	26
Class M3, 0.6788% 7/25/37 (a)(d)	148	40
Class M4, 0.8088% 7/25/37 (a)(d)	235	63
Class M5, 0.9088% 7/25/37 (a)(d)	117	28
Class M6, 1.1088% 7/25/37 (a)(d)	91	22
Series 2007-4A:
Class B1, 2.8588% 9/25/37 (a)(d)	135	33
Class B2, 3.7588% 9/25/37 (a)(d)	499	111
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8163% 5/15/35 (a)(d)(e)	25,749	1,021
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,093
Class F, 7.734% 1/15/32	600	588
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 1.8444% 7/15/19 (a)(d)	158	32
Class SHDC, 1.3444% 7/15/19 (a)(d)	75	19
Series 2006-TFL2 Class SHDD, 1.6944% 7/15/19 (a)(d)	42	9
LB-UBS Commercial Mortgage Trust:
Series 2004-C2 Class XCP, 1.234% 3/15/36 (a)(d)(e)	62,797	1,072
Series 2007-C1 Class XCP, 0.6696% 2/15/40 (d)(e)	14,259	235
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,538)		12,051
Cash Equivalents - 4.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $42,417)	$ 42,418	$ 42,417
TOTAL INVESTMENT PORTFOLIO - 120.4% (Cost $1,253,067)		1,240,275
NET OTHER ASSETS - (20.4)%		(210,363)
NET ASSETS - 100%		$ 1,029,912
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
42 CBOT 2 Year U.S. Treasury Notes Index Contracts	Oct. 2009	$ 9,106	$ (8)

The face value of futures sold as a percentage of net assets - 0.9%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.815% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2014	$ 13,080	$ (35)
Receive semi-annually a fixed rate equal to 3.7975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2019	1,100	14
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2039	3,600	147
		$ 17,780	$ 126
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,151,000 or 1.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$42,417,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,871
Bank of America, NA	3,602
Barclays Capital, Inc.	6,003
Credit Suisse Securities (USA) LLC	296
Deutsche Bank Securities, Inc.	6,634
HSBC Securities (USA), Inc.	6,003
ING Financial Markets LLC	2,001
J.P. Morgan Securities, Inc.	14,007
Mizuho Securities USA, Inc.	1,000
Societe Generale, New York Branch	1,000
$ 42,417
*Amount represents less than $1,000.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,240,275	$ -	$ 1,217,763	$ 22,512
Other Financial Instruments*	$ (251)	$ (8)	$ (243)	$ -
*Other financial instruments include Futures Contracts, Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,301	$ (804)
Total Realized Gain (Loss)	84	-*
Total Unrealized Gain (Loss)	(4,816)	804
Cost of Purchases	10,290	-
Proceeds of Sales	(5,177)	-
Amortization/Accretion	(3,794)	-
Transfer in/out of Level 3	23,624	-
Ending Balance	$ 22,512	$ -
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $907,000.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,253,070,000. Net unrealized depreciation aggregated $12,795,000, of which $32,648,000 related to appreciated investment securities and $45,443,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2009

1.804866.105

AMOR-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 94.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 59.6%
3.279% 3/1/35 (d)	$ 104	$ 106
3.575% 1/1/32 (d)	143	146
3.963% 1/1/35 (d)	2,234	2,277
4.136% 1/1/35 (d)	1,708	1,750
4.298% 3/1/33 (d)	73	75
4.312% 7/1/35 (d)	878	895
4.414% 3/1/37 (d)	2,542	2,615
4.43% 3/1/35 (d)	286	295
4.5% 10/1/19 to 5/1/39 (c)	28,625	29,273
4.5% 6/1/24 (b)	7,000	7,167
4.5% 6/16/24 (b)	10,000	10,238
4.5% 6/16/24 (b)	6,500	6,655
4.5% 6/11/39 (b)(c)	15,000	15,120
4.5% 6/11/39 (b)	4,000	4,032
4.5% 6/11/39 (b)	4,000	4,032
4.5% 6/11/39 (b)	4,000	4,032
4.512% 11/1/36 (d)	125	129
4.548% 10/1/33 (d)	125	128
4.647% 4/1/35 (d)	811	829
4.667% 7/1/35 (d)	162	167
4.702% 2/1/35 (d)	942	976
4.715% 11/1/35 (d)	984	1,014
4.739% 4/1/33 (d)	1,427	1,456
4.739% 8/1/35 (d)	717	736
4.909% 1/1/35 (d)	536	550
4.935% 7/1/35 (d)	42	44
4.987% 7/1/35 (d)	2,945	3,033
5% 9/1/16 to 7/1/38 (c)	86,613	89,083
5% 6/16/24 (b)	2,500	2,586
5% 6/11/39 (b)(c)	1,000	1,024
5% 6/11/39 (b)(c)	14,000	14,334
5.031% 1/1/37 (d)	1,161	1,200
5.075% 4/1/35 (d)	402	414
5.152% 8/1/34 (d)	1,052	1,080
5.305% 7/1/35 (d)	412	427
5.307% 7/1/35 (d)	756	788
5.324% 6/1/36 (d)	1,733	1,814
5.342% 2/1/37 (d)	556	577
5.479% 6/1/32 (d)	294	299
5.5% 6/1/11 to 7/1/38 (c)	158,960	165,139
5.5% 6/1/39 (b)	5,000	5,169
5.5% 6/11/39 (b)	4,000	4,135
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 6/11/39 (b)(c)	$ 20,000	$ 20,674
5.573% 10/1/36 (d)	285	298
5.766% 3/1/36 (d)	2,995	3,119
5.804% 9/1/36 (d)	816	841
5.806% 11/1/36 (d)	773	800
5.823% 7/1/36 (d)	607	638
5.854% 3/1/36 (d)	1,777	1,872
5.859% 3/1/36 (d)	1,459	1,526
5.869% 5/1/36 (d)	516	539
5.952% 4/1/36 (d)	398	414
5.979% 9/1/36 (d)	551	580
6% 8/1/09 to 12/1/38 (c)	97,821	103,257
6.002% 4/1/36 (d)	5,527	5,769
6.025% 9/1/36 (d)	778	819
6.091% 9/1/36 (d)	640	671
6.131% 4/1/36 (d)	789	824
6.231% 5/1/36 (d)	1,771	1,852
6.24% 6/1/36 (d)	3,037	3,172
6.245% 8/1/46 (d)	320	335
6.248% 6/1/36 (d)	131	136
6.346% 5/1/36 (d)	1,315	1,375
6.433% 4/1/37 (d)	961	1,013
6.499% 12/1/36 (d)	203	213
6.5% 5/1/12 to 5/1/38	50,088	53,798
6.5% 6/11/39 (b)	4,000	4,264
6.5% 6/11/39 (b)(c)	6,000	6,396
6.555% 12/1/36 (d)	285	299
6.735% 5/1/37 (d)	31	32
6.792% 9/1/37 (d)	1,355	1,424
6.825% 9/1/37 (d)	599	630
6.946% 9/1/37 (d)	514	540
7% 12/1/15 to 5/1/30	4,310	4,684
7.082% 9/1/37 (d)	719	756
7.5% 8/1/22 to 9/1/32	2,415	2,639
8% 12/1/29 to 3/1/37	158	171
8.5% 1/1/16 to 7/1/31	214	235
9% 2/1/13 to 10/1/30	531	589
9.5% 11/1/09 to 8/1/22	76	84
11% 8/1/10	5	5
12.25% 5/1/15	13	14
12.5% 8/1/15 to 3/1/16	17	20
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.75% 2/1/15	$ 4	$ 4
13.5% 9/1/14	3	4
		613,164
Freddie Mac - 28.6%
3.155% 2/1/34 (d)	165	168
3.479% 3/1/35 (d)	173	176
3.738% 5/1/34 (d)	29	29
4% 5/1/24	7,950	8,021
4.3% 12/1/33 (d)	1,006	1,028
4.305% 6/1/35 (d)	272	279
4.333% 11/1/31 (d)	58	60
4.469% 3/1/34 (d)	2,098	2,142
4.485% 1/1/35 (d)	202	208
4.486% 5/1/35 (d)	487	501
4.583% 6/1/33 (d)	1,908	1,972
4.707% 11/1/35 (d)	893	916
4.774% 3/1/35 (d)	499	510
4.794% 2/1/36 (d)	230	238
5% 3/1/18 to 6/1/38	48,555	50,145
5% 6/11/39 (b)	2,000	2,046
5% 6/11/39 (b)	5,000	5,115
5.023% 4/1/35 (d)	140	146
5.162% 10/1/33 (d)	1,455	1,498
5.437% 4/1/37 (d)	329	337
5.5% 6/1/09 to 1/1/38	38,869	40,413
5.5% 6/11/39 (b)	18,000	18,593
5.5% 6/11/39 (b)	9,000	9,296
5.5% 6/11/39 (b)	14,000	14,461
5.5% 6/11/39 (b)	30,000	30,988
5.561% 1/1/37 (d)	1,727	1,794
5.692% 10/1/35 (d)	229	241
5.737% 5/1/37 (d)	577	600
5.78% 4/1/37 (d)	1,896	1,969
5.787% 3/1/37 (d)	1,746	1,791
5.813% 6/1/37 (d)	1,462	1,522
5.947% 4/1/36 (d)	1,188	1,235
6% 4/1/14 to 7/1/37	35,043	37,034
6.072% 6/1/36 (d)	1,039	1,083
6.142% 12/1/36 (d)	877	916
6.145% 4/1/37 (d)	558	586
6.146% 10/1/36 (d)	125	132
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.205% 8/1/36 (d)	$ 3,062	$ 3,193
6.22% 7/1/36 (d)	568	593
6.264% 3/1/36 (d)	2,717	2,853
6.316% 10/1/36 (d)	2,821	2,944
6.418% 6/1/37 (d)	167	175
6.423% 12/1/36 (d)	1,517	1,595
6.5% 4/1/11 to 3/1/37	23,530	25,274
6.619% 6/1/37 (d)	187	196
6.628% 1/1/37 (d)	1,677	1,753
6.644% 6/1/36 (d)	389	410
6.651% 8/1/37 (d)	1,105	1,158
7% 6/1/21 to 9/1/36	6,075	6,587
7.148% 2/1/37 (d)	195	205
7.347% 4/1/37 (d)	78	83
7.5% 11/1/10 to 7/1/34	8,224	8,889
8% 11/1/16 to 1/1/37	221	240
8.5% 6/1/16 to 9/1/20	24	25
9% 7/1/13 to 5/1/21	197	215
10% 7/1/09 to 5/1/19	37	40
10.5% 8/1/10 to 2/1/16	2	2
12.5% 10/1/12 to 12/1/14	24	26
13% 12/1/13 to 6/1/15	57	63
		294,708
Government National Mortgage Association - 6.5%
4.5% 5/15/39	12,000	12,133
5% 1/20/33 to 2/20/39	6,923	7,152
5% 6/18/39 (b)	3,000	3,081
5.5% 6/1/39 (b)	1,000	1,036
5.5% 6/18/39 (b)	2,000	2,074
5.5% 6/18/39 (b)	5,000	5,184
5.5% 6/18/39 (b)	6,000	6,216
5.5% 6/18/39 (b)	5,300	5,495
5.5% 6/18/39 (b)	3,000	3,111
5.5% 6/18/39 (b)	1,000	1,036
6% 1/15/36	7,190	7,570
6.5% 5/15/28 to 7/15/36	6,623	7,098
7% 2/15/24 to 7/15/32	3,216	3,496
7.5% 9/15/16 to 4/15/32	1,066	1,151
8% 6/15/21 to 12/15/25	407	441
8.5% 8/15/16 to 10/15/28	593	651
9% 11/20/17	2	2
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
10.5% 12/20/15 to 2/20/18	$ 55	$ 62
13.5% 7/15/11	1	1
		66,990
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $951,542)		974,862
Asset-Backed Securities - 4.6%

Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.3588% 10/25/36 (d)	73	72
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R10 Class A2B, 0.5288% 12/25/35 (d)	490	354
Bear Stearns Asset Backed Securities I Trust:
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (d)	600	290
Series 2006-HE1 Class 1A2, 0.5288% 12/25/35 (d)	3,160	2,549
Series 2007-HE3 Class 1A1, 0.4288% 4/25/37 (d)	517	404
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (d)	252	221
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	291
Citigroup Mortgage Loan Trust:
Series 2006-NC2 Class A2A, 0.3488% 9/25/36 (d)	22	22
Series 2006-WF2 Class A2B, 5.735% 5/25/36	70	69
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.4288% 1/25/37 (d)	37	35
Series 2007-11 Class 2A1, 0.3688% 6/25/47 (d)	3,720	3,434
Series 2007-4 Class A1A, 0.4288% 9/25/37 (d)	3,019	2,811
Series 2007-5 Class 2A1, 0.4088% 4/25/29 (d)	1,846	1,498
Series 2007-BC2 Class 2A1, 0.3988% 6/25/37 (d)	544	452
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 0.4188% 4/25/36 (d)	228	218
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	388
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	214
Fremont Home Loan Trust Series 2006-3 Class 2A1, 0.3788% 2/25/37 (d)	1	1
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(d)	160	14
Series 2004-AR2 Class B1, 2.2088% 8/25/34 (d)	796	65
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3588% 3/25/37 (d)	35	32
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	$ 10,840	$ 5,420
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (d)	1,785	957
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (d)	106	103
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3788% 7/25/37 (d)	377	357
Morgan Stanley ABS Capital I Trust:
Series 2005-3 Class A3, 0.6888% 8/25/35 (d)	5,416	4,760
Series 2006-HE6 Class A2A, 0.3488% 9/25/36 (d)	408	390
Series 2007-HE2 Class A2A, 0.3488% 1/25/37 (d)	60	47
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (d)	59	38
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (d)	38	29
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (d)	814	606
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3588% 11/25/36 (d)	76	71
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (e)	2,844	537
Series 2006-4 Class AIO, 6.35% 2/27/12 (e)	4,205	577
Series 2007-1 Class AIO, 7.27% 4/25/12 (e)	6,370	984
Series 2007-2 Class AIO, 6.7% 7/25/12 (e)	4,540	742
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	142	83
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3788% 1/25/37 (d)	93	88
Ocala Funding LLC Series 2006-1A Class A, 1.7163% 3/20/11 (a)(d)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3988% 5/25/37 (d)	206	189
Series 2007-6 Class 2A1, 0.3688% 7/25/37 (d)	236	218
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 0.3688% 9/25/37 (d)	153	151
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 0.3788% 9/25/36 (d)	219	217
RAMP Trust Series 2006-RS4 Class A2, 0.4188% 7/25/36 (d)	3,238	3,009
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	401	332
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3788% 2/25/37 (d)	252	230
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0288% 1/25/36 (d)	500	6
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust: - continued
Series 2006-FR4 Class A2A, 0.3888% 8/25/36 (d)	$ 289	$ 157
Series 2007-NC1 Class A2A, 0.3588% 12/25/36 (d)	190	153
Structured Asset Investment Loan Trust Series 2006-BNC3 Class A2, 0.3488% 9/25/36 (d)	4,100	3,819
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.7388% 5/25/35 (d)	1,995	647
Series 2007-BC4 Class A3, 0.6875% 11/25/37 (d)	2,151	1,864
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3988% 6/25/37 (d)	4,908	3,619
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	0*
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	0*
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	0*
Wells Fargo Home Equity Trust:
Series 2006-2 Class A2, 0.4088% 7/25/36 (d)	594	549
Series 2007-2 Class A1, 0.3988% 4/25/37 (d)	3,302	2,730
TOTAL ASSET-BACKED SECURITIES (Cost $64,660)		47,890
Collateralized Mortgage Obligations - 15.8%

Private Sponsor - 3.9%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (d)	5,887	4,315
Arkle Master Issuer PLC floater Series 2006-1A Class 3C, 1.2444% 2/17/52 (a)(d)	910	683
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2883% 11/25/33 (d)	452	388
Series 2004-1 Class 2A2, 4.6694% 10/25/34 (d)	1,605	1,351
Series 2004-A:
Class 2A1, 5.4582% 2/25/34 (d)	299	259
Class 2A2, 5.4582% 2/25/34 (d)	1,293	1,120
Series 2004-D Class 2A1, 3.9318% 5/25/34 (d)	178	151
Series 2005-H:
Class 1A1, 5.3265% 9/25/35 (d)	176	137
Class 2A2, 4.8018% 9/25/35 (d)	1,799	659
Chase Mortgage Finance Trust Series 2007-A1 Class 2A1, 4.1375% 2/25/37 (b)(d)	7,114	6,289
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 5.725% 11/25/36 (d)	192	98
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 0.7088% 3/25/35 (d)	$ 63	$ 31
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.142% 1/28/32 (a)(d)	228	125
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1134% 10/25/34 (d)	1,692	1,281
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 1.5769% 10/18/54 (a)(d)	770	360
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (a)(d)	1,675	832
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (a)(d)	2,520	1,140
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8663% 12/20/54 (d)	700	42
Series 2006-2 Class C1, 0.7863% 12/20/54 (d)	155	11
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (d)	940	66
Class 2C1, 0.7463% 12/20/54 (d)	500	35
Series 2007-2 Class 2C1, 0.765% 12/17/54 (d)	1,355	81
Granite Mortgages PLC floater Series 2003-3 Class 1B, 2.0069% 1/20/44 (d)	661	166
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (d)	859	582
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (a)(d)	490	414
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.5488% 4/25/36 (d)	2,546	1,129
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5188% 5/25/47 (d)	1,000	398
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (d)	3,993	1,759
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.9375% 8/25/34 (d)	2,800	2,349
Series 2006-A6 Class A4, 5.3866% 10/25/33 (d)	2,231	1,885
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (d)	610	462
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	669	611
Series 2004-SL2 Class A1, 6.5% 10/25/16	76	65
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2753% 7/25/34 (d)	1,416	1,110
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4553% 4/25/33 (d)	$ 1,411	$ 1,166
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,005	868
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0937% 12/25/35 (d)	2,065	1,144
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5433% 11/25/34 (d)	1,387	1,183
Class A9, 4.5433% 11/25/34 (d)	3,773	2,633
Series 2005-AR2 Class 1A2, 4.6384% 3/25/35 (d)	621	272
Series 2005-AR3 Class 2A1, 4.3579% 3/25/35 (d)	276	221
Series 2006-AR8 Class 3A1, 5.2373% 4/25/36 (d)	3,240	2,524
TOTAL PRIVATE SPONSOR		40,395
U.S. Government Agency - 11.9%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,500	3,682
Class PZ, 6% 2/25/24	2,728	2,894
Series 1999-15 Class PC, 6% 9/25/18	471	473
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,196
Series 1993-165 Class SH, 18.8275% 9/25/23 (d)(g)	148	178
Series 1999-17 Class PG, 6% 4/25/29	4,928	5,246
Series 2003-22 Class IO, 6% 4/25/33 (e)	3,794	445
Series 2003-26 Class KI, 5% 12/25/15 (e)	1,287	33
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(e)	1,689	114
Series 2009-16 Class SA, 5.9412% 3/25/24 (d)(e)	4,905	354
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (f)	3,470	2,997
Series 339 Class 29, 5.5% 7/1/18 (e)	1,679	208
Series 348 Class 14, 6.5% 8/1/34 (e)	836	106
Series 351:
Class 12, 5.5% 4/1/34 (e)	622	70
Class 13, 6% 3/1/34 (e)	795	98
Series 359, Class 19 6% 7/1/35 (e)	813	99
Series 384 Class 6, 5% 7/25/37 (e)	4,092	535
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2007-36 Class FG, 0.7088% 4/25/37 (d)	2,849	2,812
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2007-57 Class FA, 0.5388% 6/25/37 (d)	$ 6,828	$ 6,643
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	3,574	3,802
Series 2001-52 Class YZ, 6.5% 10/25/31	197	214
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,382
Series 2001-72 Class NZ, 6% 12/25/31	1,177	1,251
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,093
Series 2005-73 Class SA, 16.7473% 8/25/35 (d)	836	915
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	4,248	4,516
Series 2001-31 Class ZC, 6.5% 7/25/31	1,463	1,584
Series 2002-16 Class ZD, 6.5% 4/25/32	643	698
Series 2002-79 Class Z, 5.5% 11/25/22	2,239	2,344
Series 2003-80 Class CG, 6% 4/25/30	560	582
Series 2005-41 Class LA, 5.5% 5/25/35	3,151	3,322
Series 1999-33 Class PK, 6% 7/25/29	2,408	2,563
Series 2003-21 Class SK, 7.7913% 3/25/33 (d)(e)(g)	754	80
Series 2003-3 Class HS, 7.3413% 9/25/16 (d)(e)(g)	41	2
Series 2003-35:
Class BS, 6.6913% 4/25/17 (d)(e)(g)	475	24
Class TQ, 7.1913% 5/25/18 (d)(e)	668	68
Series 2003-42:
Class HS, 6.7913% 12/25/17 (d)(e)(g)	6,098	493
Class SJ, 6.7413% 11/25/22 (d)(e)	833	77
Series 2003-48 Class HI, 5% 11/25/17 (e)	2,501	183
Series 2004-54 Class SW, 5.6913% 6/25/33 (d)(e)(g)	3,413	223
Series 2006-4 Class IT, 6% 10/25/35 (e)	387	21
Series 2007-36:
Class GO, 0% 4/25/37 (f)	456	350
Class SG, 6.2913% 4/25/37 (d)(e)(g)	5,916	541
Series 2007-57 Class SA, 38.7675% 6/25/37 (d)(g)	4,299	6,122
Series 2007-66:
Class FB, 0.7088% 7/25/37 (d)	4,685	4,605
Class SA, 37.7475% 7/25/37 (d)(g)	2,882	3,893
Class SB, 37.7475% 7/25/37 (d)(g)	863	1,299
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (d)	160	159
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Class GY, 0% 5/15/37 (d)	$ 192	$ 193
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	4,499	4,776
Series 2104 Class PG, 6% 12/15/28	1,360	1,430
Series 2162 Class PH, 6% 6/15/29	471	500
Series 70 Class C, 9% 9/15/20	92	101
sequential payer Series 2114 Class ZM, 6% 1/15/29	644	682
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,543	1,630
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (d)	438	438
Series 3129 Class MF, 0% 7/15/34 (d)	310	310
Series 3222 Class HF, 0% 9/15/36 (d)	471	457
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,757	1,861
Series 2131 Class BG, 6% 3/15/29	7,083	7,529
Series 2137 Class PG, 6% 3/15/29	1,734	1,837
Series 2154 Class PT, 6% 5/15/29	2,676	2,836
Series 2435 Class VG, 6% 2/15/13	618	637
Series 2520 Class BE, 6% 11/15/32	1,970	2,101
Series 2585 Class KS, 7.2556% 3/15/23 (d)(e)(g)	423	38
Series 2590 Class YR, 5.5% 9/15/32 (e)	135	15
Series 2802 Class OB, 6% 5/15/34	3,375	3,539
Series 2810 Class PD, 6% 6/15/33	2,540	2,695
Series 3077 Class TO, 0% 4/15/35 (f)	3,866	3,026
Series 3122 Class DS, 6.3556% 3/15/36 (d)(e)	3,505	397
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,934	2,049
Series 2274 Class ZM, 6.5% 1/15/31	716	771
Series 2281 Class ZB, 6% 3/15/30	856	909
Series 2502 Class ZC, 6% 9/15/32	1,721	1,830
Series 2564 Class ES, 7.2556% 2/15/22 (d)(e)(g)	629	42
Series 2575 Class ID, 5.5% 8/15/22 (e)	111	8
Series 2817 Class SD, 6.7056% 7/15/30 (d)(e)(g)	1,233	94
Series 3097 Class IA, 5.5% 3/15/33 (e)	3,376	290
Series 1658 Class GZ, 7% 1/15/24	2,017	2,184
Series 2587 Class IM, 6.5% 3/15/33 (e)	1,270	187
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2844:
Class SC, 44.5615% 8/15/24 (d)(g)	$ 89	$ 128
Class SD, 81.973% 8/15/24 (d)(g)	131	304
Series 2957 Class SW, 5.6556% 4/15/35 (d)(e)	5,414	434
Series 3002 Class SN, 6.1556% 7/15/35 (d)(e)(g)	5,392	462
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,737	1,844
Series 2003-11 Class S, 6.215% 2/16/33 (d)(e)(g)	4,261	413
Series 2004-32 Class GS, 6.165% 5/16/34 (d)(e)(g)	1,230	94
TOTAL U.S. GOVERNMENT AGENCY		122,660
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $173,910)		163,055
Commercial Mortgage Securities - 1.2%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2691% 2/14/43 (d)	8,300	5,862
Class PS1, 1.4493% 2/14/43 (d)(e)	14,469	489
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.1088% 10/25/36 (a)(d)	253	67
Class B2, 1.6588% 10/25/36 (a)(d)	165	36
Class B3, 2.9088% 10/25/36 (a)(d)	297	49
Class M4, 0.7388% 10/25/36 (a)(d)	253	95
Class M5, 0.7888% 10/25/36 (a)(d)	323	110
Class M6, 0.8688% 10/25/36 (a)(d)	626	197
Series 2006-4A:
Class B1, 1.0088% 12/25/36 (a)(d)	99	21
Class B2, 1.5588% 12/25/36 (a)(d)	95	18
Class B3, 2.7588% 12/25/36 (a)(d)	175	31
Series 2007-1:
Class B1, 0.9788% 3/25/37 (a)(d)	147	39
Class B2, 1.4588% 3/25/37 (a)(d)	107	26
Class B3, 3.6588% 3/25/37 (a)(d)	305	50
Class M1, 0.5788% 3/25/37 (a)(d)	123	57
Class M2, 0.5988% 3/25/37 (a)(d)	95	41
Class M3, 0.6288% 3/25/37 (a)(d)	83	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Class M4, 0.6788% 3/25/37 (a)(d)	$ 63	$ 25
Class M5, 0.7288% 3/25/37 (a)(d)	103	38
Class M6, 0.8088% 3/25/37 (a)(d)	147	46
Series 2007-2A:
Class B1, 1.9088% 7/25/37 (a)(d)	114	27
Class B2, 2.5588% 7/25/37 (a)(d)	96	21
Class B3, 3.6588% 7/25/37 (a)(d)	109	22
Class M4, 0.9588% 7/25/37 (a)(d)	140	48
Class M5, 1.0588% 7/25/37 (a)(d)	127	40
Class M6, 1.3088% 7/25/37 (a)(d)	158	46
Series 2007-3:
Class B1, 1.2588% 7/25/37 (a)(d)	99	23
Class B2, 1.9088% 7/25/37 (a)(d)	258	51
Class B3, 4.3088% 7/25/37 (a)(d)	133	22
Class M1, 0.6188% 7/25/37 (a)(d)	87	27
Class M2, 0.6488% 7/25/37 (a)(d)	91	26
Class M3, 0.6788% 7/25/37 (a)(d)	148	40
Class M4, 0.8088% 7/25/37 (a)(d)	235	63
Class M5, 0.9088% 7/25/37 (a)(d)	117	28
Class M6, 1.1088% 7/25/37 (a)(d)	91	22
Series 2007-4A:
Class B1, 2.8588% 9/25/37 (a)(d)	135	33
Class B2, 3.7588% 9/25/37 (a)(d)	499	111
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8163% 5/15/35 (a)(d)(e)	25,749	1,021
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,093
Class F, 7.734% 1/15/32	600	588
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 1.8444% 7/15/19 (a)(d)	158	32
Class SHDC, 1.3444% 7/15/19 (a)(d)	75	19
Series 2006-TFL2 Class SHDD, 1.6944% 7/15/19 (a)(d)	42	9
LB-UBS Commercial Mortgage Trust:
Series 2004-C2 Class XCP, 1.234% 3/15/36 (a)(d)(e)	62,797	1,072
Series 2007-C1 Class XCP, 0.6696% 2/15/40 (d)(e)	14,259	235
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,538)		12,051
Cash Equivalents - 4.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $42,417)	$ 42,418	$ 42,417
TOTAL INVESTMENT PORTFOLIO - 120.4% (Cost $1,253,067)		1,240,275
NET OTHER ASSETS - (20.4)%		(210,363)
NET ASSETS - 100%		$ 1,029,912
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
42 CBOT 2 Year U.S. Treasury Notes Index Contracts	Oct. 2009	$ 9,106	$ (8)

The face value of futures sold as a percentage of net assets - 0.9%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.815% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2014	$ 13,080	$ (35)
Receive semi-annually a fixed rate equal to 3.7975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2019	1,100	14
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2039	3,600	147
		$ 17,780	$ 126
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,151,000 or 1.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$42,417,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,871
Bank of America, NA	3,602
Barclays Capital, Inc.	6,003
Credit Suisse Securities (USA) LLC	296
Deutsche Bank Securities, Inc.	6,634
HSBC Securities (USA), Inc.	6,003
ING Financial Markets LLC	2,001
J.P. Morgan Securities, Inc.	14,007
Mizuho Securities USA, Inc.	1,000
Societe Generale, New York Branch	1,000
$ 42,417
*Amount represents less than $1,000.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,240,275	$ -	$ 1,217,763	$ 22,512
Other Financial Instruments*	$ (251)	$ (8)	$ (243)	$ -
*Other financial instruments include Futures Contracts, Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,301	$ (804)
Total Realized Gain (Loss)	84	-*
Total Unrealized Gain (Loss)	(4,816)	804
Cost of Purchases	10,290	-
Proceeds of Sales	(5,177)	-
Amortization/Accretion	(3,794)	-
Transfer in/out of Level 3	23,624	-
Ending Balance	$ 22,512	$ -
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $907,000.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,253,070,000. Net unrealized depreciation aggregated $12,795,000, of which $32,648,000 related to appreciated investment securities and $45,443,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009